                                                       Registration No. 33-00145

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                              -------------------

                         POST-EFFECTIVE AMENDMENT NO. 18
                                   TO FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                              -------------------

                         NATIONWIDE VLI SEPARATE ACCOUNT
                              (EXACT NAME OF TRUST)

                        NATIONWIDE LIFE INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)

                                 DENNIS W. CLICK
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215

                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                              -------------------

This Post-Effective Amendment amends the Registration Statement in respect of the prospectus and the Financial Statements

       It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 1999 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485

[ ] on (date) pursuant to paragraph (a)(i) of rule (485)

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being registered: Modified Single Premium Variable Life Insurance Policies.

Approximate date of proposed offering: Continuously on and after May 1, 1999.

[ ] Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.

================================================================================

                                    1 of 103

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 ITEM                                                                      CAPTION IN PROSPECTUS

1............................................................................Nationwide Life Insurance Company
                                                                             The Variable Account
2............................................................................Nationwide Life Insurance Company
3............................................................................Custodian of Assets
4............................................................................Distribution of The Policies
5............................................................................The Variable Account
6............................................................................Not Applicable
7............................................................................Not Applicable
8............................................................................Not Applicable
9............................................................................Legal Proceedings
10...........................................................................Information About The Policies; How
                                                                             The Cash Value Varies; Right to
                                                                             Exchange for a Fixed Benefit Policy;
                                                                             Reinstatement; Other Policy
                                                                             Provisions
11...........................................................................Investments of The Variable Account
12...........................................................................The Variable Account
13...........................................................................Policy Charges Reinstatement
14...........................................................................Underwriting and Issuance -
                                                                             Premium Payments
                                                                             Minimum Requirements for Issuance
                                                                             of a Policy
15...........................................................................Investments of the Variable Account;
                                                                             Premium Payments
16...........................................................................Underwriting and Issuance -
                                                                             Allocation of Cash Value
17...........................................................................Surrendering The Policy for Cash
18...........................................................................Reinvestment
19...........................................................................Not Applicable
20...........................................................................Not Applicable
21...........................................................................Policy Loans
22...........................................................................Not Applicable
23...........................................................................Not Applicable
24...........................................................................Not Applicable
25...........................................................................Nationwide Life Insurance Company
26...........................................................................Not Applicable
27...........................................................................Nationwide Life Insurance Company
28...........................................................................Company Management
29...........................................................................Company Management
30...........................................................................Not Applicable
31...........................................................................Not Applicable
32...........................................................................Not Applicable
33...........................................................................Not Applicable
34...........................................................................Not Applicable
35...........................................................................Nationwide Life Insurance Company
36...........................................................................Not Applicable
37...........................................................................Not Applicable


                                    2 of 103

N-8B-2 ITEM                                                                    CAPTION IN PROSPECTUS
38...........................................................................Distribution of The Policies
39...........................................................................Distribution of The Policies
40...........................................................................Not Applicable
41(a)........................................................................Distribution of The Policies
42...........................................................................Not Applicable
43...........................................................................Not Applicable
44...........................................................................How The Cash Value Varies
45...........................................................................Not Applicable
46...........................................................................How The Cash Value Varies
47...........................................................................Not Applicable
48...........................................................................Custodian of Assets
49...........................................................................Not Applicable
50...........................................................................Not Applicable
51...........................................................................Summary of The Policies;
                                                                             Information About The Policies
52...........................................................................Substitution of Securities
53...........................................................................Taxation of The Company
54...........................................................................Not Applicable
55...........................................................................Not Applicable
56...........................................................................Not Applicable
57...........................................................................Not Applicable
58...........................................................................Not Applicable
59...........................................................................Financial Statements

                                    3 of 103

                        NATIONWIDE LIFE INSURANCE COMPANY

            Modified Single Premium Variable Life Insurance Policies Issued by Nationwide Life Insurance Company through its
                        Nationwide VLI Separate Account


                   The date of this prospectus is May 1, 1999


--------------------------------------------------------------------------------

This prospectus contains basic information you should know about the policies before investing.

Please read it and keep it for future reference.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE UNDER THE POLICIES:

VAN KAMPEN LIFE INVESTMENT TRUST:

-        Asset Allocation Portfolio (formerly "Multiple Strategy Fund")

-        Domestic Income Portfolio (formerly Domestic Strategic Income Fund)

-        Emerging Growth Portfolio

-        Enterprise Portfolio (formerly "Common Stock Fund")

-        Global Equity Portfolio

-        Government Portfolio

-        Money Market Portfolio

- Morgan Stanley Real Estate Securities Portfolio (formerly "Real Estate Securities Fund")

To obtain copies of any underlying mutual fund prospectus, please call:

                  1-800-547-7548
             TDD  1-800-238-3035
or write:

             NATIONWIDE LIFE INSURANCE COMPANY
             P.O. BOX 182150
             COLUMBUS, OHIO 43218-2150

THIS POLICY IS NOT:

-        A BANK DEPOSIT;

-        ENDORSED BY A BANK OR GOVERNMENT AGENCY; FEDERALLY INSURED; OR

-        AVAILABLE IN EVERY STATE.

The life insurance policies offered by this prospectus are variable life insurance policies. They provide life insurance coverage on the insured named in the policy. For policies issued in New York under a group contract, references throughout this prospectus to "policy(ies)" will mean "certificate(s)" and "policy owner(s)" will mean "certificate owner(s)." A cash surrender value may be offered if the policy is terminated during the lifetime of the insured.

No claim is made that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

The death benefit and cash value of this policy may vary to reflect the experience of the Nationwide VLI Separate Account or the fixed account, depending on how premium payments are invested.

Investors assume certain risks when investing in the policies, including the risk of losing of money.

In Texas the policies are titled, "Flexible Premium Variable Life Insurance Policies."

Nationwide guarantees the death benefit will never be less than the specified amount stated on the policy data page for as long as the policy is in force.

The cash surrender value is not guaranteed. The policy will lapse if the cash surrender value is insufficient to cover policy charges.

Benefits described in this prospectus may not be available in every jurisdiction
- refer to your policy for specific benefit information.

This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

It may be disadvantageous for policy owners to:

- replace existing insurance policies with the policy described in this prospectus;

- purchase a policy to obtain additional insurance protection if another variable life insurance policy is owned; or

- take policy loans or withdrawals from the policy prior to attaining age 59 1/2 (see "Tax Matters").

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ATTAINED AGE- The insured's age on the policy date, plus the number of full years since the policy date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the cash value of the variable account.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

GUIDELINE SINGLE PREMIUM- The single premium required to mature the policy under guaranteed mortality and expense charges with an interest rate of 6%.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units are separately maintained.

MATURITY DATE- The policy anniversary on or next following the insured's 95th birthday.

NATIONWIDE - Nationwide Life Insurance Company.

SPECIFIED AMOUNT- The dollar amount used to determine the death benefit under a policy.


VALUATION PERIOD- Each day the New York Stock Exchange is open for business.


VARIABLE ACCOUNT- Nationwide VLI Separate Account a separate account of Nationwide Life Insurance Company that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.


TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.........................3

SUMMARY OF POLICY EXPENSES........................6

UNDERLYING MUTUAL FUND ANNUAL

     EXPENSES.....................................7

SYNOPSIS OF THE POLICIES..........................8

NATIONWIDE LIFE INSURANCE COMPANY.................8

INVESTING IN THE POLICY...........................8
     The Variable Account and Underlying Mutual Funds
     Changes of Investment Policy
     Voting Rights
     Substitution of Securities
     Material Conflicts
     The Fixed Account

INFORMATION ABOUT THE POLICIES...................11
     Minimum Requirements for Policy Issuance
     Premium Payments
     Pricing

POLICY CHARGES...................................12
     Monthly Cost of Insurance
     Annual Administrative Charge
     Surrender Charges
     Mortality and Expense Risk Charge
     Administrative Expense Charge
     Premium Expense Charge
     Income Tax

SURRENDERING THE POLICY FOR CASH.................14
     Surrender (Redemption)
     Cash Surrender Value
     Partial Surrenders
     Income Tax Withholding

VARIATION IN CASH VALUE..........................15
     Error in Age or Sex

POLICY PROVISIONS................................15
     Policy Owner
     Beneficiary
     Changes in Existing Insurance Coverage

OPERATION OF THE POLICY..........................16
     Allocation of Net Premium and Cash Value
     How the Investment Experience is Determined
     Net Investment Factor
     Determining the Cash Value
     Transfers

RIGHT TO REVOKE..................................18

POLICY LOANS.....................................18
     Taking a Policy Loan
     Effect on Investment Performance
     Interest
     Effect on Death Benefit and Cash Value
     Repayment

ASSIGNMENT.......................................20

POLICY OWNER SERVICES............................20
     Dollar Cost Averaging

DEATH BENEFIT INFORMATION........................20
     Calculations of the Death Benefit
     Changes in the Death Benefit
     Proceeds Payable on Death
     Incontestability
     Suicide
     Maturity Proceeds

EXCHANGE RIGHTS..................................23

GRACE PERIOD.....................................23
     Reinstatement

TAX MATTERS......................................24
     Policy Proceeds
     Withholding
     Federal Estate and Generation-Skipping
         Transfers Taxes
     Non-Resident Aliens
     Taxation of Nationwide
     Tax Changes

LEGAL CONSIDERATIONS.............................27

YEAR 2000 COMPLIANCE ISSUES......................27

STATE REGULATION.................................28

REPORTS TO POLICY OWNERS.........................29

ADVERTISING......................................29

LEGAL PROCEEDINGS................................29

EXPERTS..........................................30

REGISTRATION STATEMENTS..........................30

LEGAL OPINIONS...................................31

DISTRIBUTION OF THE POLICIES.............................. 31

ADDITIONAL INFORMATION ABOUT

     NATIONWIDE........................................... 37

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS........ 45

SUMMARY OF POLICY EXPENSES

Nationwide deducts certain charges from the policy. Charges are made for administrative and sales expenses, tax expenses, providing life insurance protection and assuming the mortality and expense risks.

No deductions are made from premium payments - 100% of each premium payment is applied to the cash value.

Nationwide deducts the following charges from the cash value of the policy:

-        Monthly Cost of Insurance Charge;

-        Annual Administrative Charge1; and

-        Surrender Charge2.

1 The amount of Annual Administrative Charge is determined by the amount of total net premium payments (see "Annual Administrative Charge"). The current guaranteed maximum charges are:

         - $135 ($120 in New York) for premiums of $10,000 but less than $25,000; and

         -        $75 for net premiums of $25,000+.

2 Surrender Charges will not exceed 8.5% of the total premiums paid (see
  "Surrender Charges").

Nationwide deducts the following charges from the assets of the variable account:

         -        Mortality and Expense Risk Charge 3;

         -        Administrative Expense Charge4; and

         -        Premium Expense Charge5.

Annually, these charges are equal to:

                    POLICY      POLICY
                    YEARS        YEARS
                      1-10        11+

     CURRENT         1.30%       1.00%
GUARANTEED MAXIMUM
                     1.60%       1.30%

3 The Mortality and Expense Risk Charge is equal to an annual effective rate of 0.75%. It is guaranteed not to exceed 0.90% (see "Mortality and Expense Risk Charge").

4 The Administrative Expense Charge is equal to an annual effective rate of 0.25%. It is guaranteed not to exceed 0.40% (see "Administrative Expense Charge").

5 The Premium Expense Charge is deducted during the first ten policy years and is equivalent to an annual effective rate of 0.30% (see "Premium
  Expense Charge").

For more information about any policy charge, see "Policy Charges" in this prospectus.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
      (as a percentage of average net assets after expense reimbursement)

                                                        MANAGEMENT FEES   OTHER      12B-1      TOTAL MUTUAL
                                                                         EXPENSES     FEES      FUND EXPENSES
     Van Kampen Life Investment Trust Asset Allocation       0.38%         0.00%      0.00%         0.38%
                                                             -----         -----      -----         -----
     Portfolio
     Van Kampen Life Investment Trust Domestic Income        0.01%         0.00%      0.00%         0.01%
                                                             -----         -----      -----         -----
     Portfolio
     Van Kampen Life Investment Trust Emerging Growth        0.18%         0.00%      0.00%         0.18%
                                                             -----         -----      -----         -----
     Portfolio
     Van Kampen Life Investment Trust Enterprise             0.40%         0.00%      0.00%         0.40%
                                                             -----         -----      -----         -----
     Portfolio

     Van Kampen Life Investment Trust Global Equity-         0.00%         0.00%      0.00%         0.00%
                                                             -----         -----      -----         -----
     Portfolio

     Van Kampen Life Investment Trust Government             0.35%         0.00%      0.00%         0.35%
                                                             -----         -----      -----         -----
     Portfolio

     Van Kampen Life Investment Trust Money Market           0.41%         0.00%      0.00%         0.41%
                                                             -----         -----      -----         -----
     Portfolio

     Van Kampen Life Investment Trust-Morgan Stanley         1.20%         0.00%      0.00%         1.20%
                                                             -----         -----      -----         -----
     Real Estate Securities Portfolio

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                                                               Management   Other       12b-1        Total Mutual
                                                                  Fees     Expenses      Fees        Fund Expenses
     Van Kampen Life Investment Trust Asset Allocation           0.50%        0.00%      0.00%           0.50%
                                                                 -----        -----      -----           -----
     Portfolio

     Van Kampen Life Investment Trust Domestic Income            0.48%        0.00%      0.00%           0.48%
                                                                 -----        -----      -----           -----
     Portfolio

     Van Kampen Life Investment Trust Emerging Growth            0.39%        0.00%      0.00%           0.39%
                                                                 -----        -----      -----           -----
     Portfolio

     Van Kampen Life Investment Trust Enterprise Portfolio       0.44%        0.00%      0.00%           0.44%
                                                                 -----        -----      -----           -----
     Van Kampen Life Investment Trust Global Equity-             0.96%        0.00%      0.00%           0.96%
                                                                 -----        -----      -----           -----
     Portfolio

     Van Kampen Life Investment Trust Government Portfolio       0.47%        0.00%      0.00%           0.47%
                                                                 -----        -----      -----           -----
     Van Kampen Life Investment Trust Money Market Portfolio     0.41%        0.00%      0.00%           0.41%
                                                                 -----        -----      -----           -----

SYNOPSIS OF THE POLICIES

The policies offered by this prospectus provide for life insurance coverage on the insured. The death benefit and cash value of the policy may increase or decrease to reflect the performance of the investment options chosen by the policy owner (see "Death Benefit Information").

CASH SURRENDER VALUE

If the policy is terminated during the insured's lifetime, a cash surrender value may be payable under the policy. However, there is no guaranteed cash surrender value (see "Variation in Cash Value "). The policy will lapse without value if the cash surrender value falls below what is needed to cover policy charges.

PREMIUMS

The minimum initial premium for which a policy may be issued is $10,000 for issue ages 75 or younger and $50,000 for issue ages 76 through 80.

Additional premium payments of $1,000 are permitted any time while the policy is in force, subject to certain restrictions (see "Premium Payments").

TAXATION

The policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code. Nationwide will monitor compliance with the tests provided by Section 7702 to insure the policies continue to receive this favored tax treatment (see "Tax Matters").

NONPARTICIPATING POLICIES

The policies are nonparticipating policies on which no dividends are payable. The policies do not share in the profits or surplus earnings of Nationwide.


POLICY CANCELLATION

Policy owners may return the policy for any reason within certain time periods and Nationwide will refund the policy value or the amount required by law (see "Right to Revoke").


NATIONWIDE LIFE INSURANCE COMPANY


Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929, with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.


GENERAL DISTRIBUTOR

The policies are distributed by the general distributor, Van Kampen Funds, Inc.

CUSTODIAN OF ASSETS

Nationwide serves as the custodian of the assets of the variable account.

OTHER CONTRACTS ISSUED BY NATIONWIDE

Nationwide does presently and will, from time to time, offer variable contracts and policies with benefits which vary in accordance with the investment experience of a separate account of Nationwide.

INVESTING IN THE POLICY

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VLI Separate Account is a separate account that invests in the underlying mutual fund options listed in Appendix A. Nationwide established the separate account on August 8, 1984, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to policy owners under the policies.

The variable account is divided into sub-accounts. Policy owners elect to have net premiums allocated among the sub-accounts and the fixed account at the time of application.

Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on policy owner instructions. A policy's investment performance depends upon the performance of the underlying mutual fund options chosen by the policy owner.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. The underlying mutual fund options are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

However the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Changes of Investment Policy

Nationwide may materially change the investment policy of the variable account. Nationwide must inform policy owners of any changes and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy owners or if it renders Nationwide's operations hazardous to the public. If a policy owner objects, the policy may be converted to a substantially comparable general account life insurance policy offered by Nationwide. The policy owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of the change to make the conversion. Nationwide will not require evidence of insurability for this conversion.

The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the death benefit of the policy converted on the date of the conversion.

Voting Rights

Policy owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote policy owner shares at special shareholder meetings based on policy owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Policy owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholder's vote as soon as possible before the shareholder meeting. Notification will contain proxy materials, and a form to return to Nationwide with voting instructions.

Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Substitution of Securities

Nationwide may substitute, eliminate and/or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occur:

         1. shares of a current underlying mutual fund option are no longer available for investment; or

         2. further investment in an underlying mutual fund option is inappropriate.

No substitution, elimination, and/or combination of shares may take place without the prior approval of the SEC and state insurance departments.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks.

Premiums will be allocated to the fixed account by election of the policy owner.

The investment income earned by the fixed account will be allocated to the polices at varying rate(s) set by Nationwide.


Under exemptive and exclusionary provisions, Nationwide's general account has not been registered under the Securities Act of 1933 and has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interest therein is subject to the provisions of these Acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the general account may, however, be subject to certain general applicable provisions of the federal securities law concerning the accuracy and completeness of statements made in prospectuses.


The investment income earned by the fixed account will be allocated to the contracts at varying rate(s) set by Nationwide. The guaranteed rate for any premiums will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 4.0% per year.

Any interest in excess of 4.0% will be credited to fixed account allocations at Nationwide's sole discretion. The policy owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 4.0% for any given year.

New premiums deposited to the contract and allocated to the fixed account may receive a different rate of interest than amounts transferred from the sub-accounts to the fixed account and amounts maturing in the fixed account.

INFORMATION ABOUT THE POLICIES

MINIMUM REQUIREMENTS FOR ISSUANCE OF A POLICY

This policy provides life insurance coverage on the insured. Minimum requirements for policy issuance include:

         -        the insured must be age 80 or younger;

         - Nationwide may require satisfactory evidence of insurability (including a medical exam); and

         - the minimum initial premium of $10,000 for issue ages 75 and younger, and $50,000 for issue ages 76 through 80.

Premium Payments

Each premium payment must be at least $10,000 for issue ages 75 and younger or $50,000 for issue ages 76-80. The initial premium is payable in full at Nationwide's home office or to an authorized agent of Nationwide.

The specified amount is determined by treating the initial premium as equal to 100% of the Guideline Single Premium.

Upon payment of the initial premium, temporary insurance may be provided. Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force, subject to the following conditions:

         - Nationwide may require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk.

         - Additional premium payments must be $1,000 (except in Virginia).

         - Premium payments in excess of the premium limit established by the IRS to qualify the policy as a contract for life insurance will be refunded.

         - Nationwide may require policy indebtedness be repaid prior to accepting any additional premium payments.

Additional premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. Nationwide will monitor premiums paid and other policy transactions and will notify the policy owner when non-modified endowment contract status is in jeopardy.

PRICING


Premiums will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:


-   New Year's Day                   -  Independence Day
-   Martin Luther King, Jr. Day      -  Labor Day
-   Presidents' Day                  -  Thanksgiving
-   Good Friday                      -  Christmas
-   Memorial Day


Nationwide also will not price premium payments if:

         (1)      trading on the New York Stock Exchange is restricted;

         (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

         (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value nay be affected since the contract owner would not have access to their account.


POLICY CHARGES

No deduction is made from premium payments - 100% of each premium payment is applied to the cash value.

MONTHLY COST OF INSURANCE

The Cost of Insurance Charge for each policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. The net amount at risk is the difference between the death benefit and the policy's cash value. This deduction is charged proportionately to the cash value in each sub-account and the fixed account.

The current Cost of Insurance Charge will not exceed the cost based on the guaranteed cost of insurance rate and the policy's net amount at risk. Guaranteed cost of insurance rates for standard simplified issues are based on the 1980 Commissioner's Extended Term Mortality Table, Age Last Birthday (1980
CET). Guaranteed cost of insurance rates for standard preferred issues are based on the 1980 Commissioner's Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for substandard issues are based on appropriate percentage multiples of the 1980 CSO.

These mortality tables are sex distinct. In addition, separate mortality tables will be used for standard and non-tobacco.

For policies issued in Texas, guaranteed cost of insurance rates for standard simplified issues ("Special Class-Simplified" in Texas) are based on 130% of the 1980 Commissioner's Standard Ordinary Mortality Table, Age Last Birthday (1980
CSO).

The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Nationwide may also issue certain policies on a "simplified issue" basis to certain categories of individuals. Due to the underwriting criteria established for policies issued on a simplified issue basis, actual rates for healthy individuals will be higher than the current cost of insurance rates being charged under otherwise identical policies that are issued on a preferred basis.

ANNUAL ADMINISTRATIVE CHARGE

 After the first policy year, Nationwide deducts an Annual Administrative Charge. It is charged proportionately to the cash values in each sub-account and the fixed account. The annual charge is determined by the total net premium payments (premium payments less any previous partial surrenders):

                                     GUARANTEED
                     CURRENT           MAXIMUM
   TOTAL NET     ADMINISTRATIVE    ADMINISTRATIVE
   PREMIUMS          CHARGE            CHARGE
$10,000 but           $90*              $135*
less than
$25,000

$25,000                $50               $75

*For policies issued in New York, the current charge is $65 and the guaranteed maximum is $120.

SURRENDER CHARGES

Nationwide incurs certain expenses related to the sale of the policies. These expenses include commissions paid to sales personnel, the cost of sales literature and other promotional activity. Nationwide deducts a Surrender Charge to cover these expenses. Unrecovered expenses are borne by Nationwide's general assets which may include profits, if any, from the Mortality and Expense Risk Charge.

Upon surrender, the initial premium payments and any subsequent premium payments resulting in an increased net amount at risk will incur surrender charges. The charge is less than or equal to 8.5% of that premium payment surrendered, as set forth in the following chart:

  COMPLETED YEAR(S)      CHARGES ON SURRENDER AS A
  SINCE THE PAYMENT      PERCENTAGE OF THE PAYMENT
          0                        8.5%
          1                        8.5%
          2                        8.0%
          3                        8.0%
          4                        7.5%
          5                        7.0%
          6                        6.0%
          7                        5.0%
          8                        4.0%
          9                        0.0%

Surrender Charges apply for nine years after the effective date of each premium payment. Certain surrenders may result in adverse tax consequences.


The Surrender Charge deducted upon surrender will never exceed 8.5% of the total premiums paid. Surrender Charges are deducted from the cash value in each sub-account and the fixed account. Surrender Charges may be eliminated for policies that are issued to an officer, director, former director, partner, employee, or retired employee of Nationwide; or an employee of the general distributor, Van Kampen Funds, Inc. or an employee of an affiliate of Nationwide or Van Kampen Funds, Inc. or, a duly appointed representative of Nationwide who receives no commission as a result of the purchase.


Surrender Charges are eliminated only when Nationwide does not incur sales or administrative expenses normally incurred on the sale of a policy. In no event will reduction of the Surrender Charge be permitted if a reduction would be unfairly discriminatory to any person.

Nationwide deducts the following charges from the assets of the variable account.

-      Mortality and Expense Risk Charge;

-      Administrative Expense Charge; and

-      Premium Expense Charge.

Annually, these charges are equal to:

                    POLICY      POLICY
                    YEARS        YEARS
                     1-10        11+
     CURRENT         1.30%       1.00%
GUARANTEED MAXIMUM   1.60%       1.30%

MORTALITY AND EXPENSE RISK CHARGE


The mortality risk assumed under the policies is that the insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the policies may be greater than expected. In addition, Nationwide assumes risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to policies that lapse or are surrendered in the early policy years. To compensate Nationwide for assuming these risks, Nationwide deducts the Morality and Expense Risk Charge from the variable account on a daily basis. It is deducted proportionally from the cash value in each sub-account. The charge is equivalent to an annual effective rate of 0.75% of the average net assets of the variable account. It is guaranteed not to exceed 0.90%. Policy owners receive quarterly and annual statements, advising policy owners of the cancellation of accumulation units for mortality and expense risk charges.


ADMINISTRATIVE EXPENSE CHARGE

Nationwide deducts a daily Administrative Expense Charge from the assets of the sub-accounts. This charge reimburses Nationwide for certain administrative expenses related to the issuance and maintenance of the policies including underwriting, record keeping, accounting and periodic reporting to policy owners. Nationwide does not expect to recover any amount in excess of aggregate maintenance expenses from this charge. Currently this charge is equivalent to an annual effective rate of 0.25%. This charge is guaranteed not to exceed 0.40%.

PREMIUM EXPENSE CHARGE

Nationwide pays any state premium taxes attributable to a particular policy when incurred by Nationwide. Nationwide expects to pay an average state premium tax rate of approximately 2.50% of premiums for all states, although tax rates generally can range from 0% to 4%.


During the first ten policy years Nationwide deducts a daily charge equivalent to an annual effective rate of 0.30% of the assets of the variable account, and 0% thereafter. This charge remimburses Nationwide for administrative expenses on an aggregate basis including premium taxes imposed by various state and local jurisdictions. This charge is deducted proportionally from the cash value in each sub-account and the fixed account. This charge may be more or less than the amount actually assessed by the state in which a particular policy owner lives.


Nationwide does not expect to make a profit from this charge.

INCOME TAX

No charge is assessed to policy owners for income taxes incurred by Nationwide as a result of the operations of the sub-accounts. However, Nationwide reserves the right to assess a charge for income taxes against the variable account if income taxes are incurred.

SURRENDERING THE POLICY FOR CASH

SURRENDER (REDEMPTION)

Policies may be surrendered for the cash surrender value any time while the insured is living. The cancellation will be effective as of the date Nationwide receives the policy accompanied by a signed, written request for cancellation. Nationwide may require the policy owner's signature to be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan, which is a member of the Federal Deposit Insurance Corporation. In some cases, Nationwide may require additional documentation of a customary nature.

Cash Surrender Value

The cash surrender value increases or decreases daily to reflect the investment experience of the variable account and the daily crediting of interest in the fixed account and the policy loan account.

The cash surrender value equals the policy's cash value, next computed after the date Nationwide receives a proper written request for surrender and the policy, minus any charges, indebtedness or other deductions due on that date, which may also include a surrender charge.

Partial Surrenders

After the policy has been in force for five years, the policy owner may request a partial surrender.

Partial surrenders are permitted if they satisfy the following requirements:

         1) the minimum partial surrender in any policy year is limited to 10% of total premium payments;

         2) after a partial surrender, the cash surrender value is greater than $10,000; and

         3) after the partial surrender, the policy continues to qualify as life insurance.

When a partial surrender is made, the cash value will be reduced by the amount of the partial surrender. Under Death Benefit Option 1, the specified amount is reduced by the amount of the partial surrender, unless the death benefit is based on the applicable percentage of cash value (see "Death Benefit Information"). In that case, a partial surrender will decrease the specified amount by the amount the partial surrender exceeds the difference between the death benefit and specified amount. Partial surrenders are first deducted from the values in the sub-accounts, then from the fixed account if there are insufficient amounts in the sub-accounts.

Surrenders charges are waived for partial surrenders that satisfy the above conditions. Certain partial surrenders may result in currently taxable income and tax penalties.

INCOME TAX WITHHOLDING

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold. If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax. Policy owners should consult a tax adviser.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

         (1)      the value each year of the life insurance protection provided;

         (2)      an amount equal to any employer-paid premiums; or

         (3) some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

VARIATION IN CASH VALUE

On any date during the policy year, the cash value equals the cash value on the preceding valuation date plus any net premium applied since the previous valuation date, minus any partial surrenders, plus or minus any investment results, minus any surrender charge for decreases in specified amount, and less any policy charges.

There is no guaranteed cash value. The cash value will vary with the investment experience of the variable account and/or the daily crediting of interest in the fixed account and policy loan account depending on the allocation of cash value by the policy owner.

ERROR IN AGE OR SEX

If the age or sex of the insured has been misstated, the affected benefits will be adjusted to reflect the correct age and sex.

POLICY PROVISIONS

POLICY OWNER

While the insured is living, all rights in this policy are vested in the policy owner named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a contingent policy owner or a new policy owner while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or actions taken by Nationwide before it was recorded. Nationwide may require that the policy be submitted for endorsement before making a change.

If the policy owner is other than the insured and names no contingent policy owner, and dies before the insured, the policy owner's rights in this policy belong to the policy owner's estate.

BENEFICIARY

The beneficiary(ies) will be as named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a new beneficiary while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded.

If any beneficiary predeceases the insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named beneficiary survives the insured, the death proceeds will be paid to the policy owner or the policy owner's estate.

CHANGES IN EXISTING INSURANCE COVERAGE

The policy owner may request certain changes in the insurance coverage under the policy. Requests must be in writing and received by Nationwide. No change will take effect unless the cash surrender value after the change is sufficient to keep the policy in force for at least 3 months.

Specified Amount Increases

After the first policy year, the policy owner may request an increase to the specified amount. Any increase will be subject to the following conditions:

     1.   the request must be applied for in writing;

     2.   satisfactory evidence of insurability must be provided;

     3.   the increase must be for a minimum of $10,000;

     4. the rate class, rate class multiple, and rate type for the increase must be identical to those on the policy date; and

     5. Nationwide reserves the right to limit the number of increases to one per policy year.

Any approved increase will have an effective date of the monthly anniversary day on or next following the date Nationwide approves the supplemental application.

The specified amount cannot be decreased if the decrease would result in the policy failing to meet the definition of life insurance under Section 7702 of the Internal Revenue Code.

OPERATION OF THE POLICY

ALLOCATION OF NET PREMIUM AND CASH VALUE


Nationwide allocates premium payments to sub-accounts or the fixed account, as instructed by policy owners. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted in accumulation units. All percentage allocations must be in whole numbers, and must be at least 5%. The sum of allocations must equal 100%. Future premium allocations may be changed by giving written notice to Nationwide.


Premiums allocated to sub-accounts on the application will be allocated to the Van Kampen Life Investment Trust - Money Market Portfolio ("Money Market Portfolio") during the period that a policy owner can cancel the policy, unless specific states require premiums to be allocated to the fixed account. At the expiration of this cancellation period, these premiums are used to purchase shares of the underlying mutual funds specified by the policy owner at net asset value for the respective sub-account(s).


The policy owner may change the allocation of net premiums or may transfer cash value from one sub-account to another. Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus. Net premiums allocated to the fixed account at the time of application may not be transferred from the fixed account prior to the first policy anniversary (see "Transfers").

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period. Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

NET INVESTMENT FACTOR

Net investment factor is determined by dividing (a) by (b) and subtracting (c) from the result where:

(a)    is:

       (1) the net asset value per share of the underlying mutual fund held in the sub-account as of the end of the current valuation period; and

       (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the "ex-dividend" date occurs during the current valuation period).

(b) is the net asset value per share of the underlying mutual fund determined as of the end of the immediately preceding valuation period.

(c) is a factor representing the daily mortality and expense risk charge, administration expense charge and premium tax charge. This factor is equal to an annual rate of 1.30% of the daily net assets of the variable account for the first ten policy years and 1.00% thereafter.

The net investment factor may be greater or less than one; therefore, the value of an accumulation unit may increase or decrease. It should be noted that changes in the net investment factor may not be directly proportional to changes in the net asset value of underlying mutual fund shares because of the deduction for Mortality and Expense Risk Charge, Administrative Expense Charge and Premium Expense Charge, and any charge or credit for tax reserves.

DETERMINING THE CASH VALUE

The cash value is the sum of the value of all variable account accumulation units attributable to the policy plus amounts credited to the fixed account and the policy loan account.

The number of accumulation units credited to each sub-account is determined by dividing the net amount allocated to the sub-account by the accumulation unit value for the sub-account for the valuation period during which the premium is received by Nationwide. In the event that part or all of the cash value is surrendered or charges or deductions are made against the cash value, an appropriate number of accumulation units from the variable account and an appropriate amount from the fixed account will be deducted in the same proportion that the policy owner's interest in the variable account and the fixed account bears to the total cash value.

The cash value in the fixed account and the policy loan account is credited with interest daily at an effective annual rate which Nationwide periodically declares. The annual effective rate will never be less than 4%. (For a description of the annual effective credited rates, see "The Fixed Account" and "Policy Loans.") Upon request, Nationwide will inform the policy owner of the then applicable rates for each account.

TRANSFERS

Policy owners can transfer 100% of allocations without penalty or adjustment subject to the following conditions:

- Nationwide reserves the right to restrict transfers between the fixed account and the sub-accounts to one per policy year.

- Transfers made to the fixed account may not be made in the first policy year.

- Nationwide reserves the right to restrict transfers from the fixed account to 25% of the cash value attributable to the fixed account.

- Nationwide reserves the right to restrict transfers to the fixed account to 25% of cash value.

Transfer Requests

Nationwide will accept transfer requests in writing or over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following instructions it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to policy owners.

RIGHT TO REVOKE

A policy owner may cancel the policy by returning it by the latest of:

-    10 days after receiving the policy;

-    45 days after signing the application; or

-    10 days after Nationwide delivers a Notice of Right of Withdrawal.

The policy can be mailed to the registered representative who sold it, or directly to Nationwide.

Returned policies are deemed void from the beginning. Nationwide will refund the amount prescribed by the state in which the policy was issued within seven days after it receives the policy. This right varies by state.

POLICY LOANS

TAKING A POLICY LOAN

The policy owner may take a policy loan at any time after the first policy year using the policy as security. During the first year, maximum policy indebtedness is limited to 50% of the cash surrender value, less interest due on the next policy anniversary. After the first year, maximum policy indebtedness is limited to 90% of the cash surrender value, less interest due on the next policy anniversary.

Nationwide will not grant a loan for an amount less than $1,000 ($500 in New York and $200 in Connecticut). Policy indebtedness will be deducted from the death benefit, cash surrender value upon surrender, or the maturity proceeds.

Any request for a policy loan must be in written form. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan which is a member of the Federal Deposit Insurance Corporation. Certain policy loans may result in currently taxable income and tax penalties.

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the variable account to the policy loan account. If the assets relating to a policy are held in more than one sub-account, withdrawals from sub-accounts will be made in proportion to the assets in each sub-account at the time of the loan. Policy loans will be transferred from the fixed account only when sufficient amounts are not available in the sub-accounts.

The amount taken out of the variable account will not be affected by the variable account's investment experience while the loan is outstanding.

INTEREST

Currently, policy loans are credited with an annual effective rate of 5.0%. Nationwide guarantees the rate will never be lower than 4%. Nationwide may change the current interest crediting rate on policy loans at any time at its sole discretion. The loan interest rate is 6% per year for all policy loans.

Amounts transferred to the policy loan account will earn interest daily from the date of transfer. The earned interest is transferred from the policy loan account to a variable account or the fixed account on each policy anniversary, at the time a new loan is requested. It will be allocated according to the fund allocation factors in effect at the time of the transfer.

Interest is charged daily and is payable at the end of each policy year. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total policy indebtedness plus accrued interest exceeds the cash value less any surrender charges, Nationwide will send a notice to the policy owner and the assignee, if any. The policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total policy indebtedness to an amount equal to the total cash value less any surrender charges plus an amount sufficient to continue the policy in force for 3 years.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A policy loan, whether or not repaid, will have a permanent effect on the death benefit and cash value because the investment results of the variable account or the fixed account will apply only to the non-loaned portion of the cash value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the variable account or the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of the indebtedness may be repaid at any time while the policy is in force during the insured's lifetime. Any payment intended as a loan repayment, rather than a premium payment, must be identified as such. Loan repayments will be credited to the sub-accounts and the fixed account in proportion to the policy owner's underlying mutual fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $1,000 ($50 in New York and Connecticut). Nationwide reserves the right to require that any loan repayments resulting from policy loans transferred from the fixed account must be first allocated to the fixed account.

ASSIGNMENT

While the insured is living, the policy owner may assign his or her rights in the policy. The assignment must be in writing, signed by the policy owner and recorded at Nationwide's home office. Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide. Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment. Assignments are subject to any indebtedness owed to Nationwide before being recorded.

POLICY OWNER SERVICES

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and the fixed account into other sub-accounts. Policy owners may participate in this program if their policy value is at least $15,000. Nationwide does not guarantee that this program will result in profit or protect policy owners from loss.

Policy owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Van Kampen Life Investment Trust-Money Market Portfolio. The minimum monthly transfer is $100.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the policy owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide reserves the right to assess a processing fee for this service.

DEATH BENEFIT INFORMATION

CALCULATION OF THE DEATH BENEFIT

At issue, the specified amount is determined by treating the initial premium as equal to 100% of the Guideline Single Premium. Additional premium payments, if accepted, may increase the specified amount. Guideline Single Premiums vary by attained age, sex, smoking classification, underwriting classification and total premium payments. The following table illustrates representative initial specified amounts, under death benefit Option 1, for non-tobacco:

    ISSUE            $25,000     SINGLE PREMIUM    $50,000     SINGLE PREMIUM
     AGE              MALE          FEMALE           MALE           FEMALE

      35            $179,733       $208,354        $364,774        $423,008
      40             143,373        166,704         290,792         338,264
      45             114,856        134,300         232,769         272,332
      50              92,583        108,739         187,452         220,323
      55              75,306         88,601         152,298         179,349
      60              62,112         72,636         125,453         146,866
      65              52,094         59,930         105,070         121,014


Generally, for a given premium payment, the initial specified amount is greater for non-tobacco than standard, and females than males. The specified amount is shown in the policy.

While the policy is in force, the death benefit will never be less than the specified amount. The death benefit may vary with the cash value of the policy, which depends on investment performance.

The policy owner may choose one of two death benefit options:

OPTION 1: The death benefit will be the greater of the specified amount or the applicable percentage of cash value. Under Option 1, the amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable, the amount of the death benefit may increase. To see how and when investment performance will begin to affect death benefits, please see the illustrations.

OPTION 2: The death benefit will be the greater of the specified amount plus the cash value, or the applicable percentage of cash value and will vary directly with the investment performance.

Policy owners who are satisfied with the amount of their current insurance coverage and prefer to have favorable investment performance and any future premium payments reflected in increased policy cash value should choose death benefit Option 1. Policy owners who prefer to have favorable investment performance and any future premium payments increase death benefits should choose death benefit Option 2.

The monthly cost of insurance for Option 1 will always be less than or equal to the monthly cost of insurance for the same specified amount under Option 2.


                                APPLICABLE PERCENTAGE OF CASH VALUE TABLE
           ATTAINED     PERCENTAGE OF     ATTAINED     PERCENTAGE OF     ATTAINED     PERCENTAGE OF
              AGE         CASH VALUE         AGE         CASH VALUE         AGE        CASH VALUE
             0-40            250%            60             130%            80            105%
              41             243%            61             128%            81            105%
              42             236%            62             126%            82            105%
              43             229%            63             124%            83            105%
              44             222%            64             122%            84            105%
              45             215%            65             120%            85            105%
              46             209%            66             119%            86            105%
              47             203%            67             118%            87            105%
              48             197%            68             117%            88            105%
              49             191%            69             116%            89            105%
              50             185%            70             115%            90            105%
              51             178%            71             113%            91            104%
              52             171%            72             111%            92            103%
              53             164%            73             109%            93            102%
              54             157%            74             107%            94            101%
              55             150%            75             105%            95            100%
              56             146%            76             105%
              57             142%            77             105%
              58             138%            78             105%
              59             134%            79             105%

CHANGES IN THE DEATH BENEFIT OPTION

After the first policy year, the policy owner may elect to change the death benefit option under the policy from either Option 1 to Option 2, or from Option 2 to Option 1. Only one change of death benefit option is permitted per policy year. The effective date of a change will be the monthly anniversary day following the date the change is approved by Nationwide.

If the change is from Option 1 to Option 2, the specified amount will be decreased by the amount of the cash value. Nationwide may require evidence of insurability for a change from Option 1 to Option 2. If the change is from Option 2 to Option 1, the specified amount will be increased by the amount of the cash value.

A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the current maximum premium limitations under
Section 7702 of the Internal Revenue Code.

PROCEEDS PAYABLE ON DEATH

The actual death proceeds payable on the insured's death will be the death benefit as described above, less any policy indebtedness and less any unpaid policy charges. Under certain circumstances, the death proceeds may be adjusted (see "Incontestability," "Error in Age or Sex," and "Suicide").

INCONTESTABILITY

Nationwide will not contest payment of the death proceeds based on representations in any written application after the policy has been in force during the insured's lifetime for 2 years from the policy date.

SUICIDE

If the insured dies by suicide, while sane or insane, within two years from the policy date, Nationwide will pay no more than the sum of the premiums paid, less any unpaid loan. If the insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount,

Nationwide will pay no more than the amount paid for the additional benefit.

MATURITY PROCEEDS

The maturity date is the policy anniversary on or next following the insured's 95th birthday. If the policy is still in force, maturity proceeds are payable to the policy owner on the maturity. Maturity proceeds are equal to the amount of the policy's cash value, less any indebtedness.

EXCHANGE RIGHTS

The policy owner may exchange the policy for a premium life insurance policy offered by Nationwide on the policy date. If not available, the new policy may be a flexible premium adjustable life insurance policy offered by Nationwide on the policy date. The benefits for the new policy will not vary with the investment experience of a separate account. The exchange must be elected within 24 months from the policy date. No evidence of insurability will be required.

The policy owner and beneficiary(ies) under the new policy will be the same as those under the exchanged policy on the effective date of the exchange. The new policy will have a death benefit on the exchange date not more than the death benefit of the original policy immediately prior to the exchange date. The new policy will have the same policy date and issue age as the original policy. The initial specified amount and any increases in specified amount will have the same rate class as those of the original policy. Any indebtedness may be transferred to the new policy.

The exchange may be subject to an equitable adjustment in rates and values to reflect variances, if any, in the rates and values between the two policies. After adjustment, if any excess is owed the policy owner, Nationwide will pay the excess to the policy owner in cash. The exchange may be subject to federal income tax withholding (see "Income Tax Withholding").

GRACE PERIOD

If the cash surrender value is insufficient to pay monthly policy charges or policy loan interest, a grace period of 61 days is allowed for payment. Nationwide will notify the policy owner of the amount needed to keep the policy in force. If this amount is not received by Nationwide within 61 days of the notice, the policy will lapse without value. If the insured dies during the grace period, Nationwide will pay the death proceeds.

REINSTATEMENT

If the grace period ends and the policy owner has neither paid the required premium nor surrendered the policy for its cash surrender value, the policy owner may reinstate the policy by:

     1. submitting a written request at any time within 3 years after the end of the grace period and prior to the maturity date;

     2.   providing evidence of insurability satisfactory to Nationwide;

     3. paying sufficient premium to cover all policy charges that were due and upaid during the grace period if the policy terminated in the fourth or later policy year;

     4. paying sufficient premium to keep the policy in force for 3 months from the date of reinstatement; and

     5. paying or reinstating any indebtedness against the policy which existed at the end of the grace period.

The effective date of a reinstated policy will be the monthly anniversary day on or next following the date the application for reinstatement is approved by Nationwide. If the policy is reinstated, the cash value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the appropriate surrender charge.

Amounts allocated to underlying mutual funds at the start of the grace period will be reinstated, unless the policy owner provides otherwise.

TAX MATTERS

POLICY PROCEEDS

Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. Nationwide will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are excludable from gross income of the beneficiary under Section 101 of the Internal Revenue Code.

Section 7702A of the Internal Revenue Code defines modified endowment contracts as those policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums. The Internal Revenue Code states that taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals) are subject to federal income taxes in a manner similar to the way annuities are taxed. Modified endowment contract distributions are defined by the Internal Revenue Code as amounts not received as an annuity and are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. A 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2 or disabled, or the distribution is part of an annuity to the policy owner as defined in the Internal Revenue Code. Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual", as that term is defined in the Internal Revenue Code, are excludable from gross income.

Even though exchanges under Section 1035 of the Internal Revenue Code qualify as material changes, certain exchange of pre-June 22, 1988 policies may retain their non-modified endowment status. Therefore, the policies offered by this prospectus may or may not be issued as modified endowment contracts. Nationwide will monitor premiums paid and will notify the policy owner when the policy's non-modified endowment status is in jeopardy. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Internal Revenue Code. The policy owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Internal Revenue Code.

In addition to meeting the tests required under Section 7702, Section 817(h) of the Internal Revenue Code requires that the investments of separate accounts such as the variable account be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or Nationwide pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner.

If the failure to diversify is not corrected in this manner, the policy owner will be deemed the owner of the underlying securities and taxed on the earnings of his or her account.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

Nationwide will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the Sub-Account investments to remain in compliance.

A total surrender or cancellation of the policy by lapse may have adverse tax consequences. If the amount received by the policy owner plus total policy indebtedness exceeds the premiums paid into the policy, the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

WITHHOLDING

Distributions of income from a modified endowment contract are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from a modified endowment contract may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is 31% of the income that is distributed and will arise if no Taxpayer Identification Number is provided to Nationwide, or if the IRS notifies Nationwide that back-up withholding is required.

FEDERAL ESTATE AND GENERATION-SKIPPING TRANSFER TAXES

The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 1999, an estate of less than $625,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes, for certain amounts that pass to the surviving spouse.

When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

If the policy owner (whether or not he or she is the insured) transfers ownership of the policy to another person, such transfer may be subject to a federal gift tax. In addition, if such policy owner transfers the policy to someone two or more generations younger than the policy owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy.

Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the death proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Treasury Department, Nationwide may be required to withhold a portion of the death proceeds and pay them directly to the IRS as the GSTT liability.

The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.

The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the policy owner should consult with counsel and other competent advisers regarding these taxes.

NON-RESIDENT ALIENS

Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. Nationwide is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to Nationwide sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual Taxpayer Identification Number from the IRS, and furnish that number to Nationwide prior to the distribution. If Nationwide does not have the proper proof of citizenship or residency and a proper individual Taxpayer Identification Number prior to any distribution, Nationwide will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to Nationwide that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includible in the recipient's gross income for United States federal income tax purposes, Any such distributions may be subject to back-up withholding at the statutory rate (currently 31%) if no Taxpayer Identification Number, or an incorrect Taxpayer Identification Number, is provided.

State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.

TAXATION OF NATIONWIDE

Nationwide is taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from Nationwide and its operations form a part of Nationwide, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

Nationwide does not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, Nationwide determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the variable account.

Nationwide may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES

The foregoing discussion, which is based on Nationwide's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. In addition, the U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If the policy owner, insured, or beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advise, and should not take the place of your independent legal, tax and/or financial adviser.

LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums made on or after August 1, 1983. The policies offered by this prospectus are based upon actuarial tables which distinguish between men and women. Thus the policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

YEAR 2000 COMPLIANCE ISSUES

Nationwide has developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. Like many organizations, Nationwide is required to renovate or replace many computer systems so that the systems will function properly after December 31, 1999.


Nationwide has completed an inventory and assessment of all computer systems and has implemented a plan to renovate or replace all applications that were identified as not Year 2000 compliant. Nationwide has renovated all applications that required renovation. Testing of the renovated programs included running each application in a Year 2000 environment and was completed as planned during 1998. For applications being replaced, Nationwide had all replacement systems in place and functioning as planned by year-end 1998. Conversions of existing traditional life policies will continue through second quarter, 1999. In addition, the shareholder services system that support our mutual fund products will be fully deployed in the first quarter of 1999.

Nationwide has completed an inventory and assessment of all vendor products and has tested and certified that each vendor product is Year 2000 compliant. Any vendor products that could not be certified as Year 2000 compliant were replaced or eliminated in 1998.

Nationwide has also addressed issues associated with the exchange of electronic data with external organizations. Nationwide has completed an inventory and assessment of all business partners including electronic interfaces. Processes have been put in place and programs initiated to process data irrespective of the format by converting non-compliant data into a Year 2000 compliant format.

Systems supporting Nationwide's infrastructure such as telecommunications, voice and networks will be compliant by March 1999. Nationwide's assessment of Year 2000 issues has also included non-information technology systems with embedded computer chips. Nationwide's building systems such as fire, security, elevators and escalators supporting facilities in Columbus, Ohio have been tested and are Year 2000 compliant.

In addition to resolving internal Year 2000 readiness issues, Nationwide is surveying significant external organizations (business partners) to assess if they will be Year 2000 compliant and be in a position to do business in the Year 2000 and beyond. Specifically, Nationwide has contacted mutual fund organizations that provide funds for our variable annuity and life products. The same action will continue during the first quarter of 1999 with wholesale producers. Nationwide continues its efforts to identify external risk factors and is planning to develop contingency plans as part of its ongoing risk management strategy.

Operating expenses in 1998 and 1997 included approximately $44.7 million and $45.4 million, respectively, for technology projects, including costs related to Year 2000. Nationwide anticipates spending approximately $5 million on Year 2000 activities in 1999. These expenses do not have an effect on the assets of the variable account and are not charged through to the policy owner.


Management does not anticipate that the completion of Year 2000 renovation and replacement activities will result in a reduction in operating expenses. Rather, personnel and resources currently allocated to Year 2000 issues will be assigned to other technology-related projects.

STATE REGULATION

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance

Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

REPORTS TO POLICY OWNERS

Nationwide will mail to the policy owner at the last known address of record:

- an annual statement containing: the amount of the current death benefit, cash value, cash surrender value, premiums paid, monthly charges deducted, amounts invested in the fixed account and the sub-accounts, and policy indebtedness;


- annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account; and


- statements of significant transactions, such as changes in specified amount, changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

ADVERTISING

Nationwide is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

LEGAL PROCEEDINGS


Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In February 1997, Nationwide was named as a defendant in a lawsuit filed in New York state court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Life Insurance Company). In April 1998, Nationwide was named as a defendant in a lawsuit filed in Ohio state court similar to the Snyder case (David and Joan Mishler v. Nationwide Life Insurance Company). In August 1998, Nationwide Mutual Insurance Company and Nationwide and the plaintiffs executed a stipulation of settlement and submitted it to the New York state court for approval. On August 20, 1998, the court in the Snyder case signed an order preliminarily approving a class for settlement purposes (which would include the Mishler case) and scheduled a fairness hearing for December 17, 1998. At the hearing, the court reviewed the fairness and reasonableness of the proposed settlement and issued a final order and judgment. The approved settlement provides for dismissal of both the Snyder and Mishler cases, bars class members from pursuing litigation against Nationwide Mutual Insurance Company and its affiliates, including Nationwide and its subsidiaries, relating to the allegations in the Snyder case, and provides class members with a potential value of approximately $100 million in policy adjustments, discounted premiums and discounted products.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance policy and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs seek to represent a class of variable life insurance policy owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the district court denied, in part, and granted, in part, Nationwide and American Century's motions to dismiss the complaint. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy and breach of contract. On December 2, 1998, the district court issued an order denying plaintiffs' motion for class certification. On December 10, 1998, the district court stayed the lawsuit pending plaintiffs'petition to the federal appeals court for interlocutory review of the order denying class certification. On December 14, 1998, plaintiffs filed their petition for interlocutory review, on which the federal appeals court has not yet ruled. Nationwide intends to defend the case vigorously.


On October 29, 1998, Nationwide and certain of its subsidiaries were named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of Nationwide's customers and seeks unspecified compensatory and punitive damages. Nationwide currently is evaluating this lawsuit, which has not been certified as a class. Nationwide intends to defend this lawsuit vigorously. There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

EXPERTS

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.

REGISTRATION STATEMENT

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered hereby. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable account, Nationwide, and the policies offered hereby. Statements contained in this prospectus as to the content of policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

LEGAL OPINIONS

Legal matters in connection with the policies described herein are being passed upon by Dietrich, Reynolds & Koogler, LLP One Nationwide Plaza, Columbus, Ohio 43215. All the members of such firm are employed by the Nationwide Mutual Insurance Company.

DISTRIBUTION OF THE POLICIES

The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD").

The policies will be distributed by the General Distributor, Van Kampen Funds, Inc.

Gross commissions paid by Nationwide on the sale of these policies plus fees for marketing service provided by the general distributor are not more than 7.50% of the premiums paid.

OFFICERS - VAN KAMPEN FUNDS, INC.

NAME                               OFFICE                                         LOCATION

Don G. Powell                      Chairman                                       Houston, TX
Philip N. Duff                     Chief Executive Officer                        Oakbrook Terrace, IL
John H. Zimmerman III              President & Chief Operating Officer            Oakbrook Terrace, IL
Douglas B. Gehrman                 Executive Vice President                       Houston, TX
Ronald A. Nyberg                   Executive Vice President, General Counsel &    Oakbrook Terrace, IL
                                   Assistant Secretary
William R. Rybak                   Executive Vice President & Chief Financial     Oakbrook Terrace, IL
                                   Officer
Paul R. Wolkenberg                 Executive Vice President                       Oakbrook Terrace, IL
Laurence J. Althoff                Sr. Vice President & Controller                Oakbrook Terrace, IL
Gary R. DeMoss                     Sr. Vice President                             Oakbrook Terrace, IL
John E. Doyle                      Sr. Vice President                             Oakbrook Terrace,
                                                                                  IL
Richard G. Golod,                  Sr. Vice President                             Annapolis, MD
Scott E. Martin                    Sr. Vice President & Deputy General            Oakbrook Terrace, IL
                                                                                  Counsel & Secretary
Mark T. McGannon                   Sr. Vice President                             Oakbrook Terrace, IL
Charles G. Millington              Sr. Vice President & Treasurer                 Oakbrook Terrace, IL
Walter E. Rein                     Sr. Vice President                             Oakbrook Terrace, IL
Colette M. Saucedo                 Sr. Vice President                             Houston, TX
Frederick Shepherd                 Sr. Vice President                             Houston, TX
Steven P. Sorenson                 Sr. Vice President                             Oakbrook Terrace, IL
Michael L. Stallard                Sr. Vice President                             Oakbrook Terrace, IL
Robert S. West                     Sr. Vice President                             Oakbrook Terrace, IL
Edward G. Wood, III                Sr. Vice President &
                                   Chief Operating Officer                        Oakbrook Terrace. IL
Glenn M. Cackovic                  1st Vice President                             Laguna Niguel, CA
Eric J. Hargens                    1st Vice President                             Orlando, FL
David S. Hogaboom                  1st Vice President                             Oakbrook Terrace, IL
Dominic C. Martellaro              1st Vice President                             Danville, CA
Carl Mayfield                      1st Vice President                             Lakewood, CO
Mark R. McClure                    1st Vice President                             Oakbrook Terrace, IL
James J. Ryan                      1st Vice President                             Oakbrook Terrace, IL
George J. Vogel                    1st Vice President                             Oakbrook Terrace, IL
Patrick J. Woelfel                 1st Vice President                             Oakbrook Terrace, IL
James K. Ambrosio                  Vice President                                 Massapequa, NY
Brian P. Arcara                    Vice President                                 Buffalo, NY
Sheldon Barker                     Vice President                                 Moon, PA
Patricia A. Bettlach               Vice President                                 Chesterfield, MO
Carol S. Biegel                    Vice President                                 Oakbrook Terrace, IL
Christopher M. Bisaillon           Vice President                                 Oakbrook Terrace, IL
Michael P. Boos                    Vice President                                 Oakbrook Terrace, IL
James J. Boyne                     Vice President, Associate General Counsel &    Oakbrook Terrace, IL
                                   Assistant Secretary


NAME                               OFFICE                                         LOCATION
Robert C. Brooks                   Vice President                                 Oakbrook Terrace, IL
William F. Burke, Jr.              Vice President                                 Mendham, NJ
Loren Burket                       Vice President                                 Plymouth, MN
Christine Cleary Byrum             Vice President                                 Tampa, FL
Joseph N. Caggiano                 Vice President                                 New York, NY
Daniel R. Chambers                 Vice President                                 Austin, TX
Richard J. Charlino                Vice President                                 Oakbrook Terrace, IL
Deanne Margaret Chiaro             Vice President                                 Oakbrook Terrace, IL
Scott A. Chriske                   Vice President                                 Plano, TX
German Clavijo                     Vice President                                 Atlanta, GA
Eleanor M. Cloud                   Vice President                                 Oakbrook Terrace, IL
Dominick Cogliandro                Vice President & Asst. Treasurer               New York, NY
Michael Colston                    Vice President                                 Louisville, KY
Suzanne Cummings                   Vice President                                 Oakbrook Terrace, IL
Nicholas Dalmaso                   Vice President, Associate General Counsel &    Oakbrook Terrace, IL
                                   Asst. Secretary
Daniel R. DeJong                   Vice President                                 Oakbrook Terrace, IL
Tracey M. DeLusant                 Vice President                                 New York, NY
Michael E. Eccleston               Vice President                                 Oakbrook Terrace, IL
Jonathan Eckard                    Vice President                                 Tampa, FL
Huey P. Falgout, Jr.               Vice President, Assistant Secretary & Sr.      Houston, TX
                                   Attorney
Charles Edward Fisher              Vice President                                 Naperville, IL
William J. Fow                     Vice President                                 Redding, CT
Nicholas J. Foxhoven               Vice President                                 Englewood, CO
Charles Friday                     Vice President                                 Gibsonia, PA
Richard G. Golod                   Vice President                                 Annapolis, MD
Timothy D. Griffith                Vice President                                 Kirkland, WA
Dalton L. Gustafson                Vice President                                 Bolton, Ma
Kyle D. Haas                       Vice President                                 Oakbrook Terrace, IL
Daniel Hamilton                    Vice President                                 Austin, TX
John A. Hanhauser                  Vice President                                 Philadelphia, PA
John G. Hansen                     Vice President                                 Oakbrook Terrace, IL
Calvin B. Hays                     Vice President                                 Richmond, VA
Joseph Hays                        Vice President                                 Cherry Hill, NJ
Daniel M. Hazard                   Vice President                                 Huntington Beach, CA
Gregory Heffington                 Vice President                                 Ft. Collins, CO
Susan J. Hill                      Vice President                                 Oakbrook Terrace, IL
Thomas R. Hindelang                Vice President                                 Gilbert, AZ
Bryn M. Hoggard                    Vice President                                 Houston, TX
Michael B. Hughes                  Vice President                                 Oakbrook Terrace, IL
Robert S. Hunt                     Vice President                                 Phoenix, MD
Lowell Jackson                     Vice President                                 Norcross, GA
Kevin G. Jajuga                    Vice President                                 Baltimore, MD
Steven T. Johnson                  Vice President                                 Oakbrook Terrace, IL
Jeffrey S. Kinney                  Vice President                                 Overland Park, KS
Dana R. Klein                      Vice President                                 Oakbrook Terrace, IL
Frederick Kohly                    Vice President                                 Miami, FL


NAME                               OFFICE                                         LOCATION
David R. Kowalski                  Vice President & Director of Compliance        Oakbrook Terrace, IL
Richard D. Kozlowski               Vice President                                 Atlanta, GA
Bradford N. Langs                  Vice President                                 Oakbrook Terrace, IL
Patricia D. Lathrop                Vice President                                 Tampa, FL
Brian Laux                         Vice President                                 Staten Island, NY
Tony E. Leal                       Vice President                                 Daphne, AL
S. William Lehew III               Vice President                                 Charlotte, NC
Eric Levinson                      Vice President                                 San Francisco, CA
Jonathan Linstra                   Vice President                                 Oakbrook Terrace, IL
Richard M. Lundgren                Vice President                                 Oakbrook Terrace, IL
Walter Lynn                        Vice President                                 Flower Mound, TX
Linda S. MacAyeal                  Vice President                                 Oakbrook Terrace, IL
Kevin S. Marsh                     Vice President                                 Bellevue, WA
Brooks D. McCartney                Vice President                                 Puyallup, WA
Anne Therese McGrath               Vice President                                 Los Gatos, CA
Maura A. McGrath                   Vice President                                 New York, NY
John Mills                         Vice President                                 Kenner, LA
Ted Morrow                         Vice President                                 Dallas, TX
Robert Muller, Jr.                 Vice President                                 Cypress, TX
Peter Nicholas                     Vice President                                 Beverly, MA
Michael D. Ossmen                  Vice President                                 Oakbrook Terrace, IL
Todd W. Page                       Vice President                                 Oakbrook Terrace, IL
Gregory S. Parker                  Vice President                                 Houston, TX
Christopher Petrungaro             Vice President                                 Oakbrook Terrace, IL
Anthony Piazza                     Vice President                                 Old Bridge, NJ
Ronald E. Pratt                    Vice President                                 Marietta, GA
Craig S. Prichard                  Vice President                                 Fairlawn, OH
Daniel D. Reams                    Vice President                                 Royal Oak, MI
Michael W. Rohr                    Vice President                                 Oakbrook Terrace. IL
Jeffrey L. Rose                    Vice President                                 Houston, TX
Suzette N. Rothberg                Vice President                                 Plymouth, MN
Jeffrey Rourke                     Vice President                                 Oakbrook Terrace, IL
Thomas Rowley                      Vice President                                 St. Louis, MO
Heather R. Sabo                    Vice President                                 Richmond, VA
Stephanie Scarlata                 Vice President                                 Bedford Corners, NY
Andrew J. Scherer                  Vice President                                 Oakbrook Terrace, IL
Ronald J. Schuster                 Vice President                                 Tampa, FL
Gwen L. Shaneyfalt                 Vice President                                 Oakbrook Terrace, IL
Jeffrey C. Shirk                   Vice President                                 Swampscott, MA
Traci T. Sorenson                  Vice President                                 Oakbrook Terrace, IL
Kimberly M. Spangler               Vice President                                 Fairfax, VA
Darren D. Stabler                  Vice President                                 Phoenix, AZ
Christopher J. Staniforth          Vice President                                 Leawood, KS
Gary R. Steele                     Vice President                                 Philadelphia, PA
Richard Stefanec                   Vice President                                 Los Angles, CA
James D. Stevens                   Vice President                                 North Andover, MA
James M. Stilwell                  Vice President                                 San Diego, CA
William C. Strafford               Vice President                                 Granger, IN


NAME                               OFFICE                                         LOCATION
Mark A. Syswerda                   Vice President                                 Oakbrook Terrace, IL
David A. Tabone                    Vice President                                 Scottsdale, AZ
James C. Taylor                    Vice President                                 Naperville, IL
John F. Tierney                    Vice President                                 Oakbrook Terrace, IL
Curtis L. Ulvestad                 Vice President                                 Red Wing, MN
Todd A. Volkman                    Vice President                                 Austin, TX
Daniel B. Waldron                  Vice President                                 Oakbrook Terrace, IL
Jeff Warland                       Vice President                                 Oakbrook Terrace, IL
Robert A. Watson                   Vice President                                 Oakbrook Terrace. IL
Weston B. Wetherell                Vice President, Assoc. General Counsel &       Oakbrook Terrace, IL
                                   Asst. Secretary
Harold Whitworth, III              Vice President                                 Oakbrook Terrace, IL
Kirk Wiggins                       Vice President                                 Arlington, TX
Thomas M. Wilson                   Vice President                                 Oakbrook Terrace, IL
Barbara A. Withers                 Vice President                                 Oakbrook Terrace, IL
David M. Wynn                      Vice President                                 Phoenix, AZ
James R. Yount                     Vice President                                 Mercer Island, WA
Patrick M. Zacchea                 Vice President                                 Oakbrook Terrace, IL
Scott F. Becker                    Asst. Vice President                           Oakbrook Terrace, IL
Brian E. Binder                    Asst. Vice President                           Oakbrook Terrace, IL
Joan E. Blackwood                  Asst. Vice President                           Oakbrook Terrace, IL
Billie J. Bronaugh                 Asst. Vice President                           Houston, TX
Gregory T. Brunk                   Asst. Vice President                           Oakbrook Terrace, IL
Gina Costello                      Asst. Vice President                           Oakbrook Terrace, IL
Sarah K. Geiser                    Asst. Vice President                           Oakbrook Terrace, IL
Walter C. Gray                     Asst. Vice President                           Oakbrook Terrace, IL
Valri G. Hamilton                  Asst. Vice President                           Houston, TX
Laurie L. Jones                    Asst. Vice President                           Houston, TX
Robin R. Jordan                    Asst. Vice President                           Oakbrook Terrace, IL
Ivan R. Lowe                       Asst. Vice President                           Houston, TX
Pamela D. Meyer                    Asst. Vice President                           Phoenix, AZ
Susan M. Mini                      Asst. Vice President                           Oakbrook Terrace, IL
Brian K. Mitchell                  Asst. Vice President                           Oakbrook Terrace, IL
Stuart R. Moehlman                 Asst. Vice President                           Houston, TX
Steven R. Norvid                   Asst. Vice President                           Oakbrook Terrace, IL
Vincent M. Pellegrini              Asst. Vice President                           Oakbrook Terrace, IL
Christine K. Putong                Asst. Vice President & Asst. Secretary         Oakbrook Terrace, IL
David P. Robbins                   Asst. Vice President                           Oakbrook Terrace, IL
Regina Rosen                       Asst. Vice President                           Oakbrook Terrace, IL
Pamela S. Salley                   Asst. Vice President                           Houston, TX
Vanessa M. Sanchez                 Asst. Vice President                           Oakbrook Terrace, IL
Thomas J. Sauerborn                Asst. Vice President                           New York, NY
Bruce Saxon                        Asst. Vice President                           Oakbrook Terrace, IL
David T. Saylor                    Asst. Vice President                           Oakbrook Terrace, IL
Christina L. Schmieder             Asst. Vice President                           Oakbrook Terrace, IL
Lauren B. Sinai                    Asst. Vice President                           Oakbrook Terrace, IL
Kristen L. Transier                Asst. Vice President                           Houston, TX
David H. Villarreal                Asst. Vice President                           Oakbrook Terrace, IL


NAME                               OFFICE                                         LOCATION
Sharon M. C. Wells                 Asst. Vice President                           Oakbrook Terrace, IL
Cathy Napoli                       Assistant Secretary                            Oakbrook Terrace, IL
Elizabeth M. Brown                 Officer                                        Houston, TX
John Browning                      Officer                                        Oakbrook Terrace, IL
Leticia George                     Officer                                        Houston, TX
Sarah Kessler                      Officer                                        Oakbrook Terrace, IL
William D. McLaughlin              Officer                                        Houston, TX
Rebecca Newman                     Officer                                        Houston, TX
Larry Vickrey                      Officer                                        Houston, TX
John Yovanovic                     Officer                                        Houston, TX
DIRECTORS - VAN KAMPEN FUNDS, INC.

NAME/OFFICE                                            LOCATION
Don G. Powell, Chaiman                                 2800 Post Oak Blvd.
                                                       Houston, TX 77056
Philip N. Duff, chief Executive Officer                One Parkview Plaza
                                                       Oakbrook Terrace, IL 60181
William R. Rybak, Executive Vice President & Chief     One Parkview Plaza
Financial Officer                                      Oakbrook Terrace, IL 60181
John H. Zimmerman III, President & Chief Operating     One Parkview Plaza
Officer                                                Oakbrook Terrace, IL 60181
Ronald A. Nyberg,                                      One Parkview Plaza
Executive Vice President,                              Oakbrook Terrace, IL 60181
General Counsel & Secretary

ADDITIONAL INFORMATION ABOUT NATIONWIDE

The life insurance business, including annuities, is the only business in which Nationwide is engaged.

Nationwide markets its policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms. Nationwide serves as depositor for the following separate accounts, each of which is a registered investment company:

-    Nationwide Variable Account,

-    Nationwide Variable Account-II,

-    Nationwide Variable Account-3,

-    Nationwide Variable Account-4,

-    Nationwide Variable Account-5,

-    Nationwide Variable Account-6,

-    Nationwide Fidelity Advisor Variable Account,



-    Nationwide Variable Account-9,


-    Nationwide Variable Account -10,


-    MFS Variable Account,

-    Nationwide Multi-Flex Variable Account,

-    Nationwide VLI Separate Account,

-    Nationwide VLI Separate Account,

-    Nationwide VLI Separate Account-3,

-    Nationwide VLI Separate Account-4,


-    Nationwide VLI Separate Account-5,


-    NACO Variable Account, and the

-    Nationwide DCVA.

Nationwide, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

Nationwide operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, Nationwide shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

Nationwide does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. Nationwide shares Home Office, other facilities and equipment with Nationwide Mutual Insurance Company.

Company Management

Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide Insurance Enterprise. The companies listed above have substantially common boards of directors and officers. Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide Life Insurance Company. NFS serves as a holding company for other financial institutions. Nationwide Life Insurance Company is the sole owner of Nationwide Life and Annuity Insurance Company.

Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of Nationwide. Messrs. McFerson, Gasper, Woodward and Ms. Thomas are also trustees of one or more of the registered investment companies distributed by Nationwide Advisory Services, a registered broker-dealer affiliated with Nationwide.

DIRECTORS OF NATIONWIDE



DIRECTORS OF THE DEPOSITOR NAME AND     POSITIONS AND OFFICES WITH       PRINCIPAL OCCUPATION
    PRINCIPAL BUSINESS ADDRESS                  DEPOSITOR

Lewis J. Alphin                                    Director            Farm Owner and Operator (1)
519 Bethel Church Road
Mount Olive, NC 28365

A. I. Bell                                         Director            Farm Owner and Operator (1)
4121 North River Road West
Zanesville, OH 43701

Kenneth D. Davis                                   Director            Farm Owner and Operator (1)
7229 Woodmansee Road
Leesburg, Ohio 45135

Keith W. Eckel                                     Director            Partner, Fred W. Eckel Sons; President, Eckel
1647 Falls Road                                                        Farms, Inc. (1)

Clarks Summit, PA 18411

Willard J. Engel                                   Director            Retired General Manager, Lyon County Co-operative
301 East Marshall Street                                               Oil Company (1)
Marshall, MN 44691

Fred C. Finney                                     Director            Owner and Operator, Moreland Fruit Farm;
1558 West Moreland Road                                                Operator, Melrose Orchard (1)
Wooster, OH 44691

Joseph J. Gasper                          President and Chief          President and Chief Operating Officer, Nationwide
One Nationwide Plaza                      Operating Officer and        Life Insurance Company and Nationwide Life
Columbus, OH 43215                        Director                     Insurance Company (2)

Dimon R. McFerson                         Chairman and Chief           Chairman and Chief Executive Officer- (2)
One Nationwide Plaza                      Executive Officer and
Columbus, OH 43215                        Director

David O. Miller                           Chairman of the Board and    President, Owen Potato Farm, Inc.; Partner, M&M
115 Sprague Drive                         Director                     Enterprises (1)
Hebron, OH 43025

Yvonne L. Montgomery                               Director            Senior Vice President-General Manager Southern
Suite 1600                                                             Customer Operations for U.S. Customer Operations,
2859 Paces Ferry Road                                                  Xerox Corporation (2)
Atlanta, GA 30339

Ralph M. Paige                                     Director            Executive Director
2769 Church Street                                                     Federation of Southern Cooperatives/Land
East Point, Ga 30344                                                   Assistance Fund

James F. Patterson                                 Director            Vice President, Pattersons, Inc.; President,
8765 Mulberry Road                                                     Patterson Farms, Inc. (1)
Chesterland, OH 44026

Arden L. Shisler                                   Director            President  and  Chief   Executive   Officer,   K&B
1356 North Wenger Road                                                 Transport, Inc. (1)
Dalton, OH 44618

Robert L. Stewart                                  Director            Owner and Operator Sunnydale Farms and Mining (1)
88740 Fairview Road
Jewett, OH 43986

Nancy C. Thomas                                    Director            Farm Owner and Operator, Da-Ma-Lor Farms (1)
1733A Westwood Avenue
Alliance, OH 44601


    (1)  Principal occupation for last 5 years

    (2) Prior to assuming this current position, held other executive management positions with the same or affiliated companies.


Each of the directors is a director of the other major insurance affiliates of Nationwide, except Mr. Gasper who is a director only of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. Messrs. McFerson and Gasper are directors of Nationwide Advisory Services, Inc., a registered broker-dealer.

Messrs. McFerson, Miller, Patterson and Shisler are directors of Nationwide Financial Services, Inc. Mr. McFerson and Ms. Thomas are trustees of Nationwide Mutual Funds, a registered investment company. Messrs. McFerson, Gasper and Woodward are trustees of Nationwide Separate Account Trust and Nationwide Asset Allocation Trust, registered investment companies. Mr. McFerson is trustee of Nationwide Mutual Funds, a registered investment company. Mr. Engel is a director of Western Cooperative Transport.

EXECUTIVE OFFICERS OF NATIONWIDE

OFFICERS OF THE DEPOSITOR                                OFFICES OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS
Dennis W. Click                                   Vice President - Secretary
One Nationwide Plaza
Columbus, OH 43215

Robert A. Oakley                                  Executive Vice President-Chief Financial Officer
One Nationwide Plaza
Columbus, OH 43215

Robert J. Woodward, Jr.                           Executive Vice President-Chief Investment Officer
One Nationwide Plaza

Columbus, OH 43215

James E. Brock                                    Senior Vice President - Corporate Development
One Nationwide Plaza
Columbus, OH 43215

John R. Cook, Jr.                                 Senior Vice President - Chief Communications Officer
One Nationwide Plaza
Columbus, OH 43215


Phillip C. Gath                                   Senior Vice President and Chief Actuary - Nationwide Financial
One Nationwide Plaza                              Services
Columbus, OH 43215

Richard D. Headley                                Senior Vice President - Chief Information Technology Officer
One Nationwide Plaza
Columbus, OH 43215

Donna A. James                                    Senior Vice President - Human Resources
One Nationwide Plaza
Columbus, OH 43215


Richard A. Karas                                  Senior Vice President - Sales and Financial Services
One Nationwide Plaza
Columbus, OH 43215

Doublas C. Robinette                              Senior Vice President - Marketing and Product Management
One Nationwide Plaza
Columbus, OH 43215

Susan A. Wolken                                   Senior Vice President - Life Company Operations
One Nationwide Plaza
Columbus, OH 43215


OFFICERS OF THE DEPOSITOR                                     OFFICES OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS
Bruce C. Barnes                                   Vice President - Technology Strategy and Planning
One Nationwide Plaza
Columbus, OH 43215

David A. Diamond                                  Vice President - Enterprise Controller of Nationwide Financial
One Nationwide Plaza                              Services

Columbus, OH 43215

Matthew S. Easley                                 Vice President - Investment Life Actuarial
One Nationwide Plaza
Columbus, OH 43215

R. Dennis Noice                                   Vice President Systems - Nationwide Financial Services
One Nationwide Plaza
Columbus, OH 43215

Joseph P. Rath                                    Vice President-Office of Product and Market Compliance
One Nationwide Plaza
Columbus, OH 43215

Mark R. Thresher                                  Vice President - Finance and Treasurer
One Nationwide Plaza
Columbus, OH 43215

JOSEPH J. GASPER Mr. Gasper has been President and Chief Operating Officer of Nationwide and Director since April 1996. Previously, he was Executive Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from April 1995 to April 1996. He was Senior Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from September 1993 to April 1995. Prior to that time, Mr. Gasper held numerous positions within Nationwide. Mr. Gasper has been with Nationwide for 32 years.

A. I. BELL has been a Director of Nationwide since April, 1998. Mr. Bell has served as a state trustee of the Ohio Farm Bureau Federation from 1991 to 1998 and as president that last four years. He oversees the Bell family farm in Zanesville, Ohio. The farm is the hub of a multi-family swine network, in addition to grain and beef operations. Mr. Bell has represented the Ohio Farm Bureau at state and national level activities, and has traveled internationally representing Ohio agriculture. In 1995, he was introduced into The Ohio State University Department of Animal Sciences Hall of Fame.

KENNETH D. DAVIS has been a Director of Nationwide since April 1999. Mr. Davis has been Chairman of the Board of South Central Power Company since August 1979, and currently oversees the Davis family farm located in Leesburg, Ohio. Mr. Davis served as Director of the Farm Bureau Bancorp from October 1998 to March 1998. In addition, Mr. Davis has served in various officer positions with the Ohio Farm Bureau Federation since December 1989, with his most recent position as Trustee and President, a position he held from March 1998 to March 1999. Mr. Davis also held officer positions with the Highland County Farm Bureau from June 1997 to September 1997, including Trustee and President from September 1984 to September 1997.

KEITH W. ECKEL has been a Director of Nationwide since April 1996. Mr. Eckel is a partner of Fred W. Eckel Sons and president of Eckel Farms, Inc., in northeast Pennsylvania. He received the Master Farmer award from Penn State University in 1982. He is a former president of the Pennsylvania Farm Bureau, a position he held for 15 years, and the Lackawanna County Cooperative Extension Association. Mr. Eckel has served as a board member and executive committee member of the American Farm Bureau. He is a former vice president of the Pennsylvania Council of

Cooperative Extension Associations, and former board member of the Pennsylvania Vegetable Grower's Association.

DAVID O. MILLER has been a Director of Nationwide since November 1996. Mr. Miller has been a farm owner and land developer since 1962. He is the President of the Owen Potato Farm Inc. and is a partner of M&M Enterprises in Licking County, Ohio. He is Chairman of the Board of the Wausau Insurance Companies and serves on the board of directors of several companies. He is also a director of the National Cooperative Business Association.

YVONNE L. MONTGOMERY has been a Director since April, 1998. Ms. Montgomery is senior vice president/general manager of southern customer operations for United States Customer Operations for Xerox Corporation. A resident of Atlanta, Georgia, Ms. Montgomery oversees eight customer business units across the southern United States as well as all business and marketing functions in the regions. Ms. Montgomery joined Xerox in 1976 as a sales representative and progressed through management positions, including Vice President - Field Operations, and Executive Assistant to the Chairman and CEO.

RALPH M. PAIGE has been a Director of Nationwide since April 1999. Mr. Paige has been the Executive Director of the Federation of Southern Cooperatives/Land Assistance Fund since 1969. Mr. Paige also served as the National Field Director/Georgia State Director from 1981 to 1984.

ROBERT A. OAKLEY has been Executive Vice President - Chief Financial Officer since April 1995. Previously, he was Senior Vice President - Chief Financial Officer from October 1993 to April 1995. Prior to that time, Mr. Oakley held several positions within Nationwide. Mr. Oakley has been with Nationwide for 23 years.

ROBERT J. WOODWARD, JR. has been Executive Vice President - Chief Investment Officer since August 1995. Previously, he was Senior Vice President - Fixed Income Investments from March 1991 to August 1995. Prior to that time, Mr. Woodward held several positions within Nationwide. Mr. Woodward has been with Nationwide for 34 years.

JAMES E. BROCK has been Senior Vice President - Corporate Development since July 1997. Previously, he was Senior Vice President - Company Operations from December 1996 to July 1997 and was also Senior Vice President - Life Company Operation from April 1996 to July 1997. Mr. Brock was Senior Vice President - Investment Products Operations from November 1990 to April 1996. Prior to that time, Mr. Brock held several positions within Nationwide. Mr. Brock has been with Nationwide for 29 years.

JOHN R. COOK, JR. has been Senior Vice President - Chief Communications Officer since May 1997. Previously, Mr. Cook was Senior Vice President - Chief Communications Officer of USAA from July 1989 to May 1997.

PHILIP C. GATH has been Senior Vice President - Chief Actuary - Nationwide Financial Services since May 1998. Previously, Mr. Gath was Vice President - Product Manager - Individual Variable Annuity from July 1997 to May 1998. Mr. Gath was Vice President - Individual Life Actuary from August 1989 to July 1997. Prior to that time, Mr. Gath held several positions within Nationwide. Mr. Gath has been with Nationwide for 30 years.

RICHARD D. HEADLEY has been Senior Vice President - Chief Information Technology Officer since October 1997.

been Senior Vice President - Chief Information Technology Officer since October 1997. Previously, Mr. Headley was Chairman and Chief Executive Officer of Banc One Services Corporation from 1992 to October 1997. From January 1975 until 1992 Mr. Headley held several positions with Banc One Corporation.

DONNA A. JAMES has been Senior Vice President - Human Resources since December 1997. Previously, she was Vice President - Human Resources from July 1996 to December 1997. Prior to that time Ms. James was Vice President - Assistant to the CEO from March 1996 to July 1996. From May 1994 to March 1996 she was Associate Vice President - Assistant to the CEO. Prior to that time Ms. James held several positions within Nationwide. Ms. James has been with Nationwide for 17 years.

RICHARD A. KARAS has been Senior Vice President - Sales - Financial Services since March 1993. Previously, he was Vice President - Sales - Financial Services from February 1989 to March 1993. Prior to that time, Mr. Karas held several positions within Nationwide. Mr. Karas has been with Nationwide for 34 years.

DOUGLAS C. ROBINETTE has been Senior Vice President - Marketing and Product Management since May 1998. Previously, Mr. Robinette was Executive Vice President, Customer Services of Employers Insurance of Wausau (Wausau), a member of the Nationwide Group until December 1998, from September 1996 to May 1998. Prior to that time he was Executive Vice President, Finance and Insurance Services of Wausau from May 1995 to September 1996. From November 1994 to May 1995 Mr. Robinette was Senior Vice President, Finance and Insurance Services of Wausau. From May 1993 to November 1994 he was Senior Vice President, Finance of Wausau. Prior to that time, Mr. Robinette held several positions within the Nationwide Group. Mr. Robinette has been with the Nationwide Group for 12 years.

SUSAN A. WOLKEN has been Senior Vice President - Life Company Operations since June 1997. Previously, she was Senior Vice President - Enterprise Administration from July 1996 to June 1997. Prior to that time, she was Senior Vice President - Human Resources from April 1995 to July 1996. From September 1993 to April 1995, Ms. Wolken was Vice President - Human Resources. From October 1989 to September 1993 she was Vice President - Individual Life and Health Operations. Ms. Wolken has been with Nationwide for 24 years.

BRUCE C. BARNES has been Vice President - Technology Strategy and Planning since May 1998. Previously, Mr. Barnes was Vice President - Information Systems from February 1997 to May 1998. Mr. Barnes was Vice President - Life Systems from May 1996 to May 1998. Previously, he was Vice President - Investment Product Systems from April 1995 to May 1996. Prior to that time, Mr. Barnes was Vice President - Individual Investment Products/Common Systems from May 1994 to April 1995 and Associate Vice President - Individual Investment Products/Common Systems from May 1992 to May 1994. Mr. Barnes was Vice President - Information Services of PHP Benefits Systems, Inc. from January 1987 to January 1992. Mr. Barnes has been with Nationwide for 7 years.

DENNIS W. CLICK has been Vice President - Secretary since December 1997. Previously, he was Vice President - Assistant Secretary from December 1996 to December 1997. Mr. Click was Vice President - Assistant Secretary from August 1994 to December 1997. Mr. Click was Associate Vice President and Assistant Secretary from August 1989 to August 1994. Prior to that time, he held several positions within Nationwide. Mr. Click has been with Nationwide for 38 years.

DAVID A. DIAMOND has been Vice President - Enterprise Controller since August 1996. Previously, he was Vice President - Controller from October 1993 to August 1996. Prior to that time, Mr. Diamond held several positions within Nationwide. Mr. Diamond has been with Nationwide for 10 years.

MATTHEW S. EASLEY has been Vice President - Investment Life Actuarial since June 1998. Mr. Easley was Vice President - Marketing and Administrative Services from December 1996 to June 1998. Mr. Easley was Vice President - Life Marketing and Administrative Services from May 1996 to June 1998. Mr. Easley was Vice President - Annuity and Pension Actuarial from August 1989 to May 1996. Prior to that time, Mr. Easley held several positions within Nationwide. Mr. Easley has been with Nationwide for 16 years.

R. DENNIS NOICE has been Vice President - Systems since April 1998. Previously, he was Vice President - Retail Operations from March 1997 to April 1998. Prior to that time, Mr. Noice was Vice President - Individual Investment Products from October 1989 to March 1997. Prior to that time, Mr. Noice held several positions within Nationwide. Mr. Noice has been with Nationwide for 27 years.

JOSEPH P. RATH has been Vice President - Product and Market Compliance for Nationwide since April 1997. Previously, he was Vice President - Associate General Counsel from October 1988 to April 1997. Prior to that time, Mr. Rath held several positions within Nationwide. Mr. Rath has been with Nationwide for 22 years.

MARK R. THRESHER has been Vice President - Controller of Nationwide since August 1996. He was Vice President and Treasurer from November 1996 to February 1997. Previously, he was Vice President and Treasurer from June 1996 to August 1996. Prior to joining Nationwide, Mr. Thresher served as a partner with KPMG LLP since July 1988.

APPENDIX A:  OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

VAN KAMPEN LIFE INVESTMENT TRUST

The Van Kampen Life Investment Trust is an open-end diversified management investment company organized as a Delaware business trust. Shares of the Trust are offered in separate Portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen Asset Management, Inc. serves as the Portfolio's investment adviser.

   ASSET ALLOCATION PORTFOLIO

   The investment objective of this Portfolio is to seek a high total investment return consistent with prudent risk through a fully managed investment policy utilizing equity, intermediate and long-term debt and money market securities. Total investment return consists of current income, including dividends, interest, and discount accruals, and capital appreciation. The Advisor may vary the composition of the Portfolio from time to time based upon an evaluation of economic and market trends and the anticipated relative total return available from a particular type of security.

   DOMESTIC INCOME PORTFOLIO

   The investment objective of this Portfolio is to seek current income as its primary objective. Capital appreciation is a secondary objective. The Portfolio attempts to achieve these objectives through investment primarily in a diversified portfolio of fixed-income securities. The Portfolio may invest in investment grade securities and lower rated and nonrated securities. Lower rated securities are regarded by the rating agencies as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.

   EMERGING GROWTH PORTFOLIO

   The investment objective of this Portfolio is to seek capital appreciation by investing in a portfolio of securities consisting principally of common stocks of small and medium sized companies considered by the Advisor to be emerging growth companies. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in common stocks of small and medium sized companies (less than $2 billion of market capitalization), both domestic and foreign. The Portfolio may invest up to 20% of its total assets in securities of foreign issuers. Additionally, the Portfolio may invest up to 15% of the value of its assets in restricted securities (i.e., securities which may not be sold without registration under the Securities Act of 1933) and in other securities not having readily available market quotations.

   ENTERPRISE PORTFOLIO

   The investment objective of this Portfolio is to seek capital appreciation by investing securities believed by the Advisor to have above average appreciation. Any income received on such securities is incidental to the objective of capital appreciation.

   GLOBAL EQUITY PORTFOLIO

   The investment objective of this Portfolio is to seek long term capital growth through investments in an internationally diversified portfolio of equity securities of companies of any nation including the United States. The Portfolio intends to be invested in equity securities of companies of at least three countries including the United States. Under normal market conditions, at least 65% of the Portfolio's total assets are so invested. Equity securities include common stocks, preferred stocks and warrants or options to acquire such securities.

   GOVERNMENT PORTFOLIO

   The investment objective of this Portfolio is to provide investors with a high current return consistent with preservation of capital. The Portfolio invests primarily in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In order to hedge against changes in interest rates, the

   Portfolio may also purchase or sell options and engage in transactions involving interest rate futures contracts and options on such contracts.

   MONEY MARKET PORTFOLIO

   The investment objective of this Portfolio is to seek a high level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

   MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO

   The investment objective of this Portfolio is to seek long-term capital growth by investing in a portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. There can be no assurance that the Portfolio will achieve its investment objective.

APPENDIX B: ILLUSTRATIONS OF WHEN ADDITIONAL PREMIUM PAYMENTS ARE PERMITTED

Example 1: A male non-tobacco, age 35, purchases a policy with an initial premium of $25,000 and selects Death Benefit Option 1. The initial premium is treated as 100% of the Guideline Single Premium which results in a specified amount of $179,733. In the 12th and subsequent policy years, annual premiums of $2,177 may be paid without violating the premium limitations prescribed by the IRS to qualify the policy as a life insurance contract. Additional premiums which increase the specified amount may be made at any time, subject to the $1,000 minimum. Nationwide reserves the right to require satisfactory evidence of insurability with any premium payment which increases the net amount at risk. In addition, premium payments may be made at any time if they are required to continue the policy in force.

Example 2: A male non-tobacco, age 55, purchases a policy with an initial premium of $100,000 and selects Death Benefit Option 1. The initial premium is treated as 100% of the Guideline Single Premium which results in a specified amount of $306,283. In the 11th and subsequent policy years, annual premiums of $9,591 may be paid without violating the premium limitations prescribed by the IRS to qualify the policy as a life insurance contract. Additional premiums which increase the specified amount may be made at any time, subject to the $1,000 minimum. Nationwide reserves the right to require satisfactory evidence of insurability with any premium payment which increases the net amount at risk. In addition, premium payments may be made at any time if they are required to continue the policy in force.

APPENDIX C: ILLUSTRATIONS OF CASH VALUES CASH SURRENDER VALUES
AND DEATH BENEFITS

The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.


The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks, recovering premium taxes and providing for administrative expenses. On a current basis, these charges are equivalent to an annual effective rate of 1.30% in the first 10 policy years and 1.00% thereafter. On a guaranteed basis, these charges are equivalent to an annual maximum effective rate of 1.60% in the first 10 policy years and 1.30% thereafter. In addition, the net investment returns also reflect the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.80%. Some underlying mutual fund expenses are subject to expense reimbursements and fee waivers. Absent expense reimbursements and fee waivers, the annual effective rate would have been 0.61%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.


Taking account of the current charges for mortality and expense risks, recovering premium taxes and providing for administrative and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -2.1%, 3.9%, and 9.9% respectively, in policy years 1 through ten, and -1.8%, 4.2%, and 10.2% thereafter. Taking account of guaranteed charges, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -2.4%, 3.6%, and 9.6% respectively, in policy years 1 through 10, and -2.1%, 3.9% and 9.9% thereafter.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard (including non-tobacco). Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated. Death Benefit Option 1 has been assumed in all the illustrations. In addition, the illustrations reflect the fact that Nationwide deducts an Annual Administrative Charge at the beginning of each policy year after the first. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.


Upon request, Nationwide will furnish a comparable illustration based on the proposed Insured's age, sex, smoking classification, rating classification and premium payment requested.

                $10,000 INITIAL PREMIUM: $43,190 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45
                                    NEW YORK
                                 CURRENT VALUES

                       0% HYPOTHETICAL              6% HYPOTHETICAL                          12% HYPOTHETICAL
                       GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN                GROSS INVESTMENT RETURN
             PREMIUMS
            PAID PLUS                 CASH                               CASH                                    CASH
  POLICY     INTEREST      CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
    YEAR        AT 5%      VALUE      VALUE      BENEFIT      VALUE      VALUE        BENEFIT       VALUE        VALUE      BENEFIT
       1      10,500       9,657      8,807       43,190     10,242      9,392        43,190       10,826        9,976       43,190
       2      11,025       9,246      8,396       43,190     10,415      9,565        43,190       11,654       10,804       43,190
       3      11,576       8,830      8,030       43,190     10,585      9,785        43,190       12,555       11,755       43,190
       4      12,155       8,408      7,608       43,190     10,750      9,950        43,190       13,536       12,736       43,190
       5      12,763       7,978      7,228       43,190     10,908     10,158        43,190       14,605       13,855       43,190
       6      13,401       7,539      6,839       43,190     11,059     10,359        43,190       15,771       15,071       43,190
       7      14,071       7,088      6,488       43,190     11,199     10,599        43,190       17,043       16,443       43,190
       8      14,775       6,622      6,122       43,190     11,325     10,825        43,190       18,430       17,930       43,190
       9      15,513       6,136      5,736       43,190     11,435     11,035        43,190       19,946       19,546       43,190
      10      16,289       5,629      5,629       43,190     11,525     11,525        43,190       21,603       21,603       43,190
      11      17,103       5,112      5,112       43,190     11,627     11,627        43,190       23,488       23,488       43,190
      12      17,959       4,571      4,571       43,190     11,710     11,710        43,190       25,566       25,566       43,190
      13      18,856       4,004      4,004       43,190     11,772     11,772        43,190       27,862       27,862       43,190
      14      19,799       3,408      3,408       43,190     11,811     11,811        43,190       30,403       30,403       43,190
      15      20,789       2,780      2,780       43,190     11,822     11,822        43,190       33,219       33,219       44,513
      16      21,829       2,114      2,114       43,190     11,801     11,801        43,190       36,323       36,323       47,220
      17      22,920       1,407      1,407       43,190     11,745     11,745        43,190       39,724       39,724       50,846
      18      24,066         651        651       43,190     11,646     11,646        43,190       43,448       43,448       54,745
      19      25,270         (*)        (*)          (*)     11,497     11,497        43,190       47,528       47,528       58,935
      20      26,533         (*)        (*)          (*)     11,292     11,292        43,190       52,000       52,000       63,440
      21      27,860         (*)        (*)          (*)     11,023     11,023        43,190       56,902       56,902       68,283
      22      29,253         (*)        (*)          (*)     10,659     10,659        43,190       62,259       62,259       74,088
      23      30,715         (*)        (*)          (*)     10,186     10,186        43,190       68,110       68,110       80,370
      24      32,251         (*)        (*)          (*)      9,583      9,583        43,190       74,502       74,502       87,167
      25      33,864         (*)        (*)          (*)      8,829      8,829        43,190       81,482       81,482       94,520
      26      35,557         (*)        (*)          (*)      7,891      7,891        43,190       89,104       89,104      102,469
      27      37,335         (*)        (*)          (*)      6,728      6,728        43,190       97,461       97,461      110,130
      28      39,201         (*)        (*)          (*)      5,286      5,286        43,190      106,635      106,635      118,365
      29      41,161         (*)        (*)          (*)      3,501      3,501        43,190      116,725      116,725      127,230
      30      43,219         (*)        (*)          (*)      1,296      1,296        43,190      127,847      127,847      136,797

Assumptions:

(1) no policy loans and no partial withdrawals have been made.

(2) current values reflect current cost of insurance charges and an annual $50 administrative expense charge. (

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*) unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                 $10,000 INITIAL PREMIUM: $43,190 SPECIFIED AMOUNT
                                    MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45
                                                     NEW YORK
                                                 GUARANTEED VALUES

                        0% HYPOTHETICAL             6% HYPOTHETICAL                        12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN                GROSS INVESTMENT RETURN
             PREMIUMS
            PAID PLUS                 CASH                               CASH                                    CASH
  POLICY     INTEREST      CASH       SURR        DEATH       CASH       SURR        DEATH         CASH          SURR        DEATH
    YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE         VALUE      BENEFIT
       1      10,500       9,616      8,766       43,190     10,199      9,349        43,190       10,781        9,931       43,190
       2      11,025       9,110      8,260       43,190     10,268      9,418        43,190       11,495       10,645       43,190
       3      11,576       8,600      7,800       43,190     10,327      9,527        43,190       12,267       11,467       43,190
       4      12,155       8,084      7,284       43,190     10,374      9,574        43,190       13,101       12,301       43,190
       5      12,763       7,561      6,811       43,190     10,407      9,657        43,190       14,004       13,254       43,190
       6      13,401       7,029      6,329       43,190     10,424      9,724        43,190       14,981       14,281       43,190
       7      14,071       6,483      5,883       43,190     10,420      9,820        43,190       16,039       15,439       43,190
       8      14,775       5,920      5,420       43,190     10,393      9,893        43,190       17,185       16,685       43,190
       9      15,513       5,336      4,936       43,190     10,337      9,937        43,190       18,426       18,026       43,190
      10      16,289       4,726      4,726       43,190     10,248     10,248        43,190       19,772       19,772       43,190
      11      17,103       4,098      4,098       43,190     10,151     10,151        43,190       21,298       21,298       43,190
      12      17,959       3,434      3,434       43,190     10,013     10,013        43,190       22,965       22,965       43,190
      13      18,856       2,729      2,729       43,190      9,827      9,827        43,190       24,791       24,791       43,190
      14      19,799       1,976      1,976       43,190      9,587      9,587        43,190       26,796       26,796       43,190
      15      20,789       1,168      1,168       43,190      9,283      9,283        43,190       29,002       29,002       43,190
      16      21,829         294        294       43,190      8,905      8,905        43,190       31,438       31,438       43,190
      17      22,920         (*)        (*)          (*)      8,441      8,441        43,190       34,137       34,137       43,695
      18      24,066         (*)        (*)          (*)      7,874      7,874        43,190       37,104       37,104       46,751
      19      25,270         (*)        (*)          (*)      7,185      7,185        43,190       40,336       40,336       50,016
      20      26,533         (*)        (*)          (*)      6,352      6,352        43,190       43,856       43,856       53,504
      21      27,860         (*)        (*)          (*)      5,352      5,352        43,190       47,691       47,691       57,229
      22      29,253         (*)        (*)          (*)      4,156      4,156        43,190       51,858       51,858       61,711
      23      30,715         (*)        (*)          (*)      2,735      2,735        43,190       56,383       56,383       66,532
      24      32,251         (*)        (*)          (*)      1,045      1,045        43,190       61,298       61,298       71,719
      25      33,864         (*)        (*)          (*)        (*)        (*)           (*)       66,636       66,636       77,298
      26      35,557         (*)        (*)          (*)        (*)        (*)           (*)       72,430       72,430       83,295
      27      37,335         (*)        (*)          (*)        (*)        (*)           (*)       78,761       78,761       89,000
      28      39,201         (*)        (*)          (*)        (*)        (*)           (*)       85,690       85,690       95,116
      29      41,161         (*)        (*)          (*)        (*)        (*)           (*)       93,292       93,292      101,689
      30      43,219         (*)        (*)          (*)        (*)        (*)           (*)      101,661      101,661      108,778

Assumptions:

(1) no policy loans and no partial withdrawals have been made.

(2) guaranteed values reflect guaranteed cost of insurance charges and an annual $135 administrative expense charge.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*) unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                $10,000 INITIAL PREMIUM: $41,661 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45
                                  NON-NEW YORK
                                 CURRENT VALUES

                        0% HYPOTHETICAL               6% HYPOTHETICAL                    12% HYPOTHETICAL
                       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
             PREMIUMS
            PAID PLUS                 CASH                               CASH                                   CASH
  POLICY     INTEREST      CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR      DEATH
    YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE     BENEFIT
       1      10,500       9,672      8,822       41,661     10,256      9,406        41,661       10,841        9,991    41,661
       2      11,025       9,252      8,402       41,661     10,421      9,571        41,661       11,660       10,810    41,661
       3      11,576       8,829      8,029       41,661     10,583      9,783        41,661       12,552       11,752    41,661
       4      12,155       8,402      7,602       41,661     10,741      9,941        41,661       13,524       12,724    41,661
       5      12,763       7,970      7,220       41,661     10,895     10,145        41,661       14,586       13,836    41,661
       6      13,401       7,532      6,832       41,661     11,043     10,343        41,661       15,745       15,045    41,661
       7      14,071       7,084      6,484       41,661     11,184     10,584        41,661       17,012       16,412    41,661
       8      14,775       6,625      6,125       41,661     11,314     10,814        41,661       18,396       17,896    41,661
       9      15,513       6,152      5,752       41,661     11,431     11,031        41,661       19,909       19,509    41,661
      10      16,289       5,661      5,661       41,661     11,532     11,532        41,661       21,566       21,566    41,661
      11      17,103       5,165      5,165       41,661     11,651     11,651        41,661       23,453       23,453    41,661
      12      17,959       4,649      4,649       41,661     11,754     11,754        41,661       25,533       25,533    41,661
      13      18,856       4,112      4,112       41,661     11,841     11,841        41,661       27,832       27,832    41,661
      14      19,799       3,549      3,549       41,661     11,909     11,909        41,661       30,376       30,376    41,918
      15      20,789       2,958      2,958       41,661     11,954     11,954        41,661       33,184       33,184    44,467
      16      21,829       2,335      2,335       41,661     11,973     11,973        41,661       36,272       36,272    47,153
      17      22,920       1,675      1,675       41,661     11,962     11,962        41,661       39,654       39,654    50,757
      18      24,066         971        971       41,661     11,915     11,915        41,661       43,359       43,359    54,633
      19      25,270         218        218       41,661     11,826     11,826        41,661       47,420       47,420    58,800
      20      26,533         (*)        (*)          (*)     11,690     11,690        41,661       51,870       51,870    63,282
      21      27,860         (*)        (*)          (*)     11,499     11,499        41,661       56,751       56,751    68,101
      22      29,253         (*)        (*)          (*)     11,229     11,229        41,661       62,085       62,085    73,881
      23      30,715         (*)        (*)          (*)     10,866     10,866        41,661       67,916       67,916    80,141
      24      32,251         (*)        (*)          (*)     10,396     10,396        41,661       74,288       74,288    86,917
      25      33,864         (*)        (*)          (*)      9,799      9,799        41,661       81,250       81,250    94,250
      26      35,557         (*)        (*)          (*)      9,048      9,048        41,661       88,856       88,856   102,184
      27      37,335         (*)        (*)          (*)      8,111      8,111        41,661       97,197       97,197   109,832
      28      39,201         (*)        (*)          (*)      6,943      6,943        41,661      106,355      106,355   118,054
      29      41,161         (*)        (*)          (*)      5,491      5,491        41,661      116,427      116,427   126,905
      30      43,219         (*)        (*)          (*)      3,694      3,694        41,661      127,528      127,528   136,455

Assumptions:

(1)  no policy loans and no partial withdrawals have been made.

(2) current values reflect current cost of insurance charges and an annual $50 administrative expense charge.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                $10,000 INITIAL PREMIUM: $41,661 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45
                                  NON-NEW YORK
                                GUARANTEED VALUES

                         0% HYPOTHETICAL              6% HYPOTHETICAL                      12% HYPOTHETICAL
                     GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN
             PREMIUMS
            PAID PLUS                   CASH                               CASH                                  CASH
  POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR       DEATH         CASH         SURR     DEATH
    YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE    BENEFIT
       1      10,500       9,623      8,773       41,661     10,206      9,356        41,661       10,788        9,938    41,661
       2      11,025       9,109      8,259       41,661     10,267      9,417        41,661       11,494       10,644    41,661
       3      11,576       8,592      7,792       41,661     10,319      9,519        41,661       12,258       11,458    41,661
       4      12,155       8,071      7,271       41,661     10,359      9,559        41,661       13,084       12,284    41,661
       5      12,763       7,543      6,793       41,661     10,385      9,635        41,661       13,979       13,229    41,661
       6      13,401       7,006      6,306       41,661     10,396      9,696        41,661       14,948       14,248    41,661
       7      14,071       6,457      5,857       41,661     10,387      9,787        41,661       15,997       15,397    41,661
       8      14,775       5,892      5,392       41,661     10,355      9,855        41,661       17,135       16,635    41,661
       9      15,513       5,306      4,906       41,661     10,295      9,895        41,661       18,369       17,969    41,661
      10      16,289       4,697      4,697       41,661     10,204     10,204        41,661       19,708       19,708    41,661
      11      17,103       4,071      4,071       41,661     10,107     10,107        41,661       21,228       21,228    41,661
      12      17,959       3,410      3,410       41,661      9,968      9,968        41,661       22,889       22,889    41,661
      13      18,856       2,710      2,710       41,661      9,785      9,785        41,661       24,711       24,711    41,661
      14      19,799       1,964      1,964       41,661      9,549      9,549        41,661       26,714       26,714    41,661
      15      20,789       1,165      1,165       41,661      9,252      9,252        41,661       28,920       28,920    41,661
      16      21,829         303        303       41,661      8,884      8,884        41,661       31,358       31,358    41,661
      17      22,920         (*)        (*)          (*)      8,434      8,434        41,661       34,053       34,053    43,588
      18      24,066         (*)        (*)          (*)      7,884      7,884        41,661       36,997       36,997    46,617
      19      25,270         (*)        (*)          (*)      7,217      7,217        41,661       40,203       40,203    49,852
      20      26,533         (*)        (*)          (*)      6,412      6,412        41,661       43,694       43,694    53,307
      21      27,860         (*)        (*)          (*)      5,446      5,446        41,661       47,499       47,499    56,999
      22      29,253         (*)        (*)          (*)      4,293      4,293        41,661       51,632       51,632    61,442
      23      30,715         (*)        (*)          (*)      2,922      2,922        41,661       56,121       56,121    66,223
      24      32,251         (*)        (*)          (*)      1,295      1,295        41,661       60,996       60,996    71,366
      25      33,864         (*)        (*)          (*)        (*)        (*)           (*)       66,291       66,291    76,897
      26      35,557         (*)        (*)          (*)        (*)        (*)           (*)       72,038       72,038    82,843
      27      37,335         (*)        (*)          (*)        (*)        (*)           (*)       78,317       78,317    88,498
      28      39,201         (*)        (*)          (*)        (*)        (*)           (*)       85,190       85,190    94,561
      29      41,161         (*)        (*)          (*)        (*)        (*)           (*)       92,731       92,731   101,076
      30      43,219         (*)        (*)          (*)        (*)        (*)           (*)      101,032      101,032   108,104

Assumptions:

(1)  no policy loans and no partial withdrawals have been made.

(2) guaranteed values reflect guaranteed cost of insurance charges and an annual $135 administrative expense charge.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

               $25,000 INITIAL PREMIUM: $114,856 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45
                                 CURRENT VALUES

                         0% HYPOTHETICAL              6% HYPOTHETICAL                      12% HYPOTHETICAL
                     GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN
             PREMIUMS
            PAID PLUS                CASH                               CASH                                    CASH
  POLICY     INTEREST     CASH       SURR        DEATH       CASH       SURR         DEATH          CASH        SURR     DEATH
    YEAR       AT 5%      VALUE      VALUE      BENEFIT      VALUE      VALUE        BENEFIT       VALUE        VALUE    BENEFIT
       1      26,250      24,174     22,049      114,856     25,636     23,511       114,856       27,097       24,972   114,856
       2      27,563      23,291     21,166      114,856     26,223     24,098       114,856       29,328       27,203   114,856
       3      28,941      22,397     20,397      114,856     26,810     24,810       114,856       31,759       29,759   114,856
       4      30,388      21,492     19,492      114,856     27,396     25,396       114,856       34,411       32,411   114,856
       5      31,907      20,572     18,697      114,856     27,978     26,103       114,856       37,306       35,431   114,856
       6      33,502      19,633     17,883      114,856     28,553     26,803       114,856       40,467       38,717   114,856
       7      35,178      18,669     17,169      114,856     29,116     27,616       114,856       43,920       42,420   114,856
       8      36,936      17,675     16,425      114,856     29,663     28,413       114,856       47,693       46,443   114,856
       9      38,783      16,643     15,643      114,856     30,186     29,186       114,856       51,817       50,817   114,856
      10      40,722      15,567     15,567      114,856     30,681     30,681       114,856       56,332       56,332   114,856
      11      42,758      14,484     14,484      114,856     31,235     31,235       114,856       61,462       61,462   114,856
      12      44,896      13,349     13,349      114,856     31,762     31,762       114,856       67,116       67,116   114,856
      13      47,141      12,159     12,159      114,856     32,260     32,260       114,856       73,356       73,356   114,856
      14      49,498      10,907     10,907      114,856     32,724     32,724       114,856       80,254       80,254   114,856
      15      51,973       9,584      9,584      114,856     33,146     33,146       114,856       87,888       87,888   117,770
      16      54,572       8,182      8,182      114,856     33,518     33,518       114,856       96,305       96,305   125,196
      17      57,300       6,689      6,689      114,856     33,833     33,833       114,856      105,530      105,530   135,078
      18      60,165       5,089      5,089      114,856     34,076     34,076       114,856      115,640      115,640   145,707
      19      63,174       3,368      3,368      114,856     34,235     34,235       114,856      126,722      126,722   157,136
      20      66,332       1,510      1,510      114,856     34,297     34,297       114,856      138,873      138,873   169,425
      21      69,649         (*)        (*)          (*)     34,250     34,250       114,856      152,200      152,200   182,641
      22      73,132         (*)        (*)          (*)     34,034     34,034       114,856      166,778      166,778   198,465
      23      76,788         (*)        (*)          (*)     33,625     33,625       114,856      182,720      182,720   215,609
      24      80,627         (*)        (*)          (*)     32,991     32,991       114,856      200,153      200,153   234,179
      25      84,659         (*)        (*)          (*)     32,091     32,091       114,856      219,214      219,214   254,289
      26      88,892         (*)        (*)          (*)     30,868     30,868       114,856      240,050      240,050   276,058
      27      93,336         (*)        (*)          (*)     29,254     29,254       114,856      262,908      262,908   297,086
      28      98,003         (*)        (*)          (*)     27,158     27,158       114,856      288,008      288,008   319,689
      29     102,903         (*)        (*)          (*)     24,470     24,470       114,856      315,612      315,612   344,017
      30     108,049         (*)        (*)          (*)     21,069     21,069       114,856      346,029      346,029   370,251

Assumptions:

(1)  no policy loans and no partial withdrawals have been made.

(2) current values reflect current cost of insurance charges and an annual $50 administrative expense charge.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

               $25,000 INITIAL PREMIUM: $114,856 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45
                                GUARANTEED VALUES

                     0% HYPOTHETICAL              6% HYPOTHETICAL                      12% HYPOTHETICAL
                 GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN
        PREMIUMS
        PAID PLUS                CASH                               CASH                                    CASH
POLICY  INTEREST      CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
 YEAR     AT 5%       VALUE      VALUE       BENEFIT     VALUE      VALUE        BENEFIT       VALUE        VALUE       BENEFIT
   1      26,250      24,010     21,885      114,856     25,465     23,340       114,856       26,920       24,795      114,856
   2      27,563      22,932     20,807      114,856     25,837     23,712       114,856       28,914       26,789      114,856
   3      28,941      21,839     19,839      114,856     26,189     24,189       114,856       31,070       29,070      114,856
   4      30,388      20,726     18,726      114,856     26,515     24,515       114,856       33,402       31,402      114,856
   5      31,907      19,589     17,714      114,856     26,813     24,938       114,856       35,927       34,052      114,856
   6      33,502      18,421     16,671      114,856     27,075     25,325       114,856       38,663       36,913      114,856
   7      35,178      17,214     15,714      114,856     27,293     25,793       114,856       41,626       40,126      114,856
   8      36,936      15,959     14,709      114,856     27,457     26,207       114,856       44,836       43,586      114,856
   9      38,783      14,642     13,642      114,856     27,555     26,555       114,856       48,317       47,317      114,856
  10      40,722      13,254     13,254      114,856     27,577     27,577       114,856       52,095       52,095      114,856
  11      42,758      11,820     11,820      114,856     27,592     27,592       114,856       56,370       56,370      114,856
  12      44,896      10,287     10,287      114,856     27,510     27,510       114,856       61,045       61,045      114,856
  13      47,141       8,645      8,645      114,856     27,318     27,318       114,856       66,169       66,169      114,856
  14      49,498       6,877      6,877      114,856     26,999     26,999       114,856       71,799       71,799      114,856
  15      51,973       4,962      4,962      114,856     26,531     26,531       114,856       78,001       78,001      114,856
  16      54,572       2,876      2,876      114,856     25,887     25,887       114,856       84,854       84,854      114,856
  17      57,300         592        592      114,856     25,041     25,041       114,856       92,441       92,441      118,325
  18      60,165         (*)        (*)          (*)     23,949     23,949       114,856      100,752      100,752      126,948
  19      63,174         (*)        (*)          (*)     22,565     22,565       114,856      109,801      109,801      136,153
  20      66,332         (*)        (*)          (*)     20,838     20,838       114,856      119,657      119,657      145,981
  21      69,649         (*)        (*)          (*)     18,711     18,711       114,856      130,397      130,397      156,477
  22      73,132         (*)        (*)          (*)     16,118     16,118       114,856      142,065      142,065      169,057
  23      76,788         (*)        (*)          (*)     12,984     12,984       114,856      154,740      154,740      182,593
  24      80,627         (*)        (*)          (*)      9,213      9,213       114,856      168,506      168,506      197,152
  25      84,659         (*)        (*)          (*)      4,678      4,678       114,856      183,456      183,456      212,810
  26      88,892         (*)        (*)          (*)        (*)        (*)           (*)      199,687      199,687      229,640
  27      93,336         (*)        (*)          (*)        (*)        (*)           (*)      217,419      217,419      245,684
  28      98,003         (*)        (*)          (*)        (*)        (*)           (*)      236,825      236,825      262,876
  29     102,903         (*)        (*)          (*)        (*)        (*)           (*)      258,116      258,116      281,347
  30     108,049         (*)        (*)          (*)        (*)        (*)           (*)      281,551      281,551      301,260

Assumptions:

(1)  no policy loans and no partial withdrawals have been made.

(2) guaranteed values reflect guaranteed cost of insurance charges and an annual $135 administrative expense charge.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

               $100,000 INITIAL PREMIUM: $306,283 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55
                                 CURRENT VALUES

                      0% HYPOTHETICAL              6% HYPOTHETICAL                      12% HYPOTHETICAL
                  GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN
         PREMIUMS
         PAID PLUS                CASH                               CASH                                   CASH
POLICY   INTEREST      CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR         DEATH
  YEAR     AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE        BENEFIT
    1     105,000      96,836     88,336      306,283    102,691     94,191       306,283      108,548      100,048      306,283
    2     110,250      93,571     85,071      306,283    105,349     96,849       306,283      117,822      109,322      306,283
    3     115,763      90,250     82,250      306,283    108,023    100,023       306,283      127,957      119,957      306,283
    4     121,551      86,860     78,860      306,283    110,707    102,707       306,283      139,044      131,044      306,283
    5     127,628      83,384     75,884      306,283    113,391    105,891       306,283      151,185      143,685      306,283
    6     134,010      79,805     72,805      306,283    116,067    109,067       306,283      164,497      157,497      306,283
    7     140,710      76,105     70,105      306,283    118,726    112,726       306,283      179,113      173,113      306,283
    8     147,746      72,256     67,256      306,283    121,349    116,349       306,283      195,180      190,180      306,283
    9     155,133      68,229     64,229      306,283    123,922    119,922       306,283      212,872      208,872      306,283
   10     162,889      63,997     63,997      306,283    126,430    126,430       306,283      232,394      232,394      306,283
   11     171,034      59,715     59,715      306,283    129,248    129,248       306,283      254,742      254,742      306,283
   12     179,586      55,153     55,153      306,283    131,999    131,999       306,283      279,440      279,440      332,534
   13     188,565      50,283     50,283      306,283    134,674    134,674       306,283      306,515      306,515      361,688
   14     197,993      45,069     45,069      306,283    137,258    137,258       306,283      336,192      336,192      393,344
   15     207,893      39,461     39,461      306,283    139,732    139,732       306,283      368,719      368,719      427,714
   16     218,287      33,394     33,394      306,283    142,065    142,065       306,283      404,368      404,368      465,023
   17     229,202      26,782     26,782      306,283    144,217    144,217       306,283      443,535      443,535      501,195
   18     240,662      19,519     19,519      306,283    146,139    146,139       306,283      486,596      486,596      540,121
   19     252,695      11,491     11,491      306,283    147,781    147,781       306,283      533,980      533,980      582,038
   20     265,330       2,589      2,589      306,283    149,098    149,098       306,283      586,184      586,184      627,217
   21     278,596         (*)        (*)          (*)    150,051    150,051       306,283      643,783      643,783      675,972
   22     292,526         (*)        (*)          (*)    150,385    150,385       306,283      706,896      706,896      742,241
   23     307,152         (*)        (*)          (*)    150,001    150,001       306,283      776,024      776,024      814,825
   24     322,510         (*)        (*)          (*)    148,772    148,772       306,283      851,706      851,706      894,291
   25     338,635         (*)        (*)          (*)    146,527    146,527       306,283      934,517      934,517      981,243
   26     355,567         (*)        (*)          (*)    143,025    143,025       306,283    1,025,070    1,025,070    1,076,324
   27     373,346         (*)        (*)          (*)    137,948    137,948       306,283    1,124,009    1,124,009    1,180,210
   28     392,013         (*)        (*)          (*)    130,863    130,863       306,283    1,232,009    1,232,009    1,293,610
   29     411,614         (*)        (*)          (*)    121,216    121,216       306,283    1,349,781    1,349,781    1,417,270
   30     432,194         (*)        (*)          (*)    108,302    108,302       306,283    1,478,079    1,478,079    1,551,983

Assumptions:

(1)  no policy loans and no partial withdrawals have been made.

(2) current values reflect current cost of insurance charges and an annual $50 administrative expense charge.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

               $100,000 INITIAL PREMIUM: $306,283 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55
                                GUARANTEED VALUES

                     0% HYPOTHETICAL              6% HYPOTHETICAL                      12% HYPOTHETICAL
                 GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN
        PREMIUMS
        PAID PLUS                 CASH                               CASH                                   CASH
POLICY  INTEREST        CASH      SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
 YEAR    AT 5%         VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE       BENEFIT
   1     105,000      95,948     87,448      306,283    101,775     93,275       306,283      107,604       99,104      306,283
   2     110,250      91,708     83,208      306,283    103,374     94,874       306,283      115,732      107,232      306,283
   3     115,763      87,336     79,336      306,283    104,857     96,857       306,283      124,525      116,525      306,283
   4     121,551      82,805     74,805      306,283    106,202     98,202       306,283      134,051      126,051      306,283
   5     127,628      78,081     70,581      306,283    107,381     99,881       306,283      144,385      136,885      306,283
   6     134,010      73,125     66,125      306,283    108,360    101,360       306,283      155,616      148,616      306,283
   7     140,710      67,894     61,894      306,283    109,104    103,104       306,283      167,850      161,850      306,283
   8     147,746      62,323     57,323      306,283    109,560    104,560       306,283      181,201      176,201      306,283
   9     155,133      56,345     52,345      306,283    109,670    105,670       306,283      195,814      191,814      306,283
  10     162,889      49,889     49,889      306,283    109,374    109,374       306,283      211,865      211,865      306,283
  11     171,034      43,014     43,014      306,283    108,940    108,940       306,283      230,263      230,263      306,283
  12     179,586      35,483     35,483      306,283    107,985    107,985       306,283      250,728      250,728      306,283
  13     188,565      27,207     27,207      306,283    106,434    106,434       306,283      273,495      273,495      322,725
  14     197,993      18,072     18,072      306,283    104,191    104,191       306,283      298,360      298,360      349,082
  15     207,893       7,926      7,926      306,283    101,127    101,127       306,283      325,428      325,428      377,496
  16     218,287         (*)        (*)          (*)     97,072     97,072       306,283      354,887      354,887      408,120
  17     229,202         (*)        (*)          (*)     91,803     91,803       306,283      387,101      387,101      437,424
  18     240,662         (*)        (*)          (*)     85,031     85,031       306,283      422,374      422,374      468,835
  19     252,695         (*)        (*)          (*)     76,405     76,405       306,283      461,068      461,068      502,564
  20     265,330         (*)        (*)          (*)     65,518     65,518       306,283      503,621      503,621      538,875
  21     278,596         (*)        (*)          (*)     51,895     51,895       306,283      550,563      550,563      578,091
  22     292,526         (*)        (*)          (*)     34,952     34,952       306,283      601,683      601,683      631,768
  23     307,152         (*)        (*)          (*)     13,965     13,965       306,283      657,322      657,322      690,188
  24     322,510         (*)        (*)          (*)        (*)        (*)           (*)      717,842      717,842      753,734
  25     338,635         (*)        (*)          (*)        (*)        (*)           (*)      783,619      783,619      822,800
  26     355,567         (*)        (*)          (*)        (*)        (*)           (*)      855,039      855,039      897,791
  27     373,346         (*)        (*)          (*)        (*)        (*)           (*)      932,494      932,494      979,119
  28     392,013         (*)        (*)          (*)        (*)        (*)           (*)    1,016,372    1,016,372    1,067,191
  29     411,614         (*)        (*)          (*)        (*)        (*)           (*)    1,107,070    1,107,070    1,162,424
  30     432,194         (*)        (*)          (*)        (*)        (*)           (*)    1,204,998    1,204,998    1,265,248

Assumptions:

(1)  no policy loans and no partial withdrawals have been made.

(2) guaranteed values reflect guaranteed cost of insurance charges and an annual $135 administrative expense charge.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

               $100,000 INITIAL PREMIUM: $211,021 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 65
                                 CURRENT VALUES

                      0% HYPOTHETICAL              6% HYPOTHETICAL                      12% HYPOTHETICAL
                  GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN
         PREMIUMS
         PAID PLUS                CASH                               CASH                                    CASH
POLICY   INTEREST      CASH       SURR        DEATH      CASH        SURR         DEATH        CASH          SURR        DEATH
  YEAR     AT 5%       VALUE      VALUE       BENEFIT    VALUE       VALUE        BENEFIT      VALUE         VALUE       BENEFIT
    1     105,000      96,508     88,008      211,021    102,374     93,874       211,021      108,241       99,741      211,021
    2     110,250      92,854     84,354      211,021    104,682     96,182       211,021      117,213      108,713      211,021
    3     115,763      89,070     81,070      211,021    106,972     98,972       211,021      127,070      119,070      211,021
    4     121,551      85,137     77,137      211,021    109,240    101,240       211,021      137,933      129,933      211,021
    5     127,628      81,027     73,527      211,021    111,476    103,976       211,021      149,940      142,440      211,021
    6     134,010      76,704     69,704      211,021    113,668    106,668       211,021      163,251      156,251      211,021
    7     140,710      72,123     66,123      211,021    115,796    109,796       211,021      178,060      172,060      211,021
    8     147,746      67,225     62,225      211,021    117,840    112,840       211,021      194,591      189,591      215,996
    9     155,133      61,951     57,951      211,021    119,777    115,777       211,021      212,875      208,875      232,034
   10     162,889      56,238     56,238      211,021    121,591    121,591       211,021      232,962      232,962      249,269
   11     171,034      50,190     50,190      211,021    123,647    123,647       211,021      255,820      255,820      268,611
   12     179,586      43,354     43,354      211,021    125,474    125,474       211,021      280,866      280,866      294,909
   13     188,565      35,600     35,600      211,021    127,041    127,041       211,021      308,299      308,299      323,714
   14     197,993      26,767     26,767      211,021    128,308    128,308       211,021      338,333      338,333      355,249
   15     207,893      16,637     16,637      211,021    129,219    129,219       211,021      371,196      371,196      389,756
   16     218,287       4,918      4,918      211,021    129,691    129,691       211,021      407,131      407,131      427,488
   17     229,202         (*)        (*)          (*)    129,613    129,613       211,021      446,394      446,394      468,714
   18     240,662         (*)        (*)          (*)    128,837    128,837       211,021      489,252      489,252      513,715
   19     252,695         (*)        (*)          (*)    127,175    127,175       211,021      535,989      535,989      562,788
   20     265,330         (*)        (*)          (*)    124,397    124,397       211,021      586,902      586,902      616,247
   21     278,596         (*)        (*)          (*)    120,215    120,215       211,021      642,311      642,311      674,426
   22     292,526         (*)        (*)          (*)    114,104    114,104       211,021      702,504      702,504      737,629
   23     307,152         (*)        (*)          (*)    105,486    105,486       211,021      767,818      767,818      806,209
   24     322,510         (*)        (*)          (*)     93,550     93,550       211,021      838,603      838,603      880,533
   25     338,635         (*)        (*)          (*)     77,123     77,123       211,021      915,212      915,212      960,973
   26     355,567         (*)        (*)          (*)     54,481     54,481       211,021      997,997      997,997    1,047,897
   27     373,346         (*)        (*)          (*)     23,024     23,024       211,021    1,089,398    1,089,398    1,132,973
   28     392,013         (*)        (*)          (*)        (*)        (*)           (*)    1,190,757    1,190,757    1,226,479
   29     411,614         (*)        (*)          (*)        (*)        (*)           (*)    1,303,713    1,303,713    1,329,788
   30     432,194         (*)        (*)          (*)        (*)        (*)           (*)    1,430,336    1,430,336    1,444,639

Assumptions:

(1)  no policy loans and no partial withdrawals have been made.

(2) current values reflect current cost of insurance charges and an annual $50 administrative expense charge.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

               $100,000 INITIAL PREMIUM: $211,021 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 65
                                GUARANTEED VALUES

                      0% HYPOTHETICAL              6% HYPOTHETICAL                      12% HYPOTHETICAL
                  GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN
          PREMIUMS
         PAID PLUS                CASH                               CASH                                   CASH
POLICY   INTEREST      CASH       SURR        DEATH      CASH        SURR         DEATH        CASH         SURR         DEATH
  YEAR    AT 5%        VALUE      VALUE       BENEFIT    VALUE       VALUE        BENEFIT      VALUE        VALUE        BENEFIT
    1     105,000      95,130     86,630      211,021    100,970     92,470       211,021      106,812       98,312      211,021
    2     110,250      89,907     81,407      211,021    101,644     93,144       211,021      114,088      105,588      211,021
    3     115,763      84,356     76,356      211,021    102,066     94,066       211,021      121,987      113,987      211,021
    4     121,551      78,419     70,419      211,021    102,196     94,196       211,021      130,609      122,609      211,021
    5     127,628      72,016     64,516      211,021    101,980     94,480       211,021      140,072      132,572      211,021
    6     134,010      65,041     58,041      211,021    101,345     94,345       211,021      150,520      143,520      211,021
    7     140,710      57,359     51,359      211,021    100,195     94,195       211,021      162,134      156,134      211,021
    8     147,746      48,791     43,791      211,021     98,404     93,404       211,021      175,149      170,149      211,021
    9     155,133      39,127     35,127      211,021     95,825     91,825       211,021      189,879      185,879      211,021
   10     162,889      28,128     28,128      211,021     92,288     92,288       211,021      206,608      206,608      221,071
   11     171,034      15,598     15,598      211,021     87,881     87,881       211,021      225,818      225,818      237,109
   12     179,586       1,122      1,122      211,021     82,107     82,107       211,021      246,737      246,737      259,074
   13     188,565         (*)        (*)          (*)     74,678     74,678       211,021      269,505      269,505      282,980
   14     197,993         (*)        (*)          (*)     65,220     65,220       211,021      294,270      294,270      308,983
   15     207,893         (*)        (*)          (*)     53,215     53,215       211,021      321,186      321,186      337,245
   16     218,287         (*)        (*)          (*)     37,932     37,932       211,021      350,411      350,411      367,931
   17     229,202         (*)        (*)          (*)     18,350     18,350       211,021      382,105      382,105      401,210
   18     240,662         (*)        (*)          (*)        (*)        (*)           (*)      416,427      416,427      437,249
   19     252,695         (*)        (*)          (*)        (*)        (*)           (*)      453,540      453,540      476,217
   20     265,330         (*)        (*)          (*)        (*)        (*)           (*)      493,610      493,610      518,290
   21     278,596         (*)        (*)          (*)        (*)        (*)           (*)      536,814      536,814      563,655
   22     292,526         (*)        (*)          (*)        (*)        (*)           (*)      583,336      583,336      612,502
   23     307,152         (*)        (*)          (*)        (*)        (*)           (*)      633,366      633,366      665,035
   24     322,510         (*)        (*)          (*)        (*)        (*)           (*)      687,104      687,104      721,459
   25     338,635         (*)        (*)          (*)        (*)        (*)           (*)      744,737      744,737      781,974
   26     355,567         (*)        (*)          (*)        (*)        (*)           (*)      806,444      806,444      846,766
   27     373,346         (*)        (*)          (*)        (*)        (*)           (*)      874,778      874,778      909,769
   28     392,013         (*)        (*)          (*)        (*)        (*)           (*)      950,870      950,870      979,396
   29     411,614         (*)        (*)          (*)        (*)        (*)           (*)    1,036,099    1,036,099    1,056,821
   30     432,194         (*)        (*)          (*)        (*)        (*)           (*)    1,132,229    1,132,229    1,143,552

Assumptions:

(1)  no policy loans and no partial withdrawals have been made.

(2) guaranteed values reflect guaranteed cost of insurance charges and an annual $135 administrative expense charge.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                          Independent Auditors' Report


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-4:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-4 as of December 31, 1998, and the related statement of operations and changes in contract owners' equity for the period February 18, 1998 (commencement of operations) through December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide VLI Separate Account-4 as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for the period February 18, 1998 (commencement of operations) through December 31, 1998, in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 5, 1999

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1998

ASSETS:
   Investments at market value:
      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         182,077 shares (cost $1,109,477) ..........................................   $  1,234,484
      American Century VP - American Century VP International (ACVPInt)
         325,182 shares (cost $2,318,120) ..........................................      2,477,888
      American Century VP - American Century VP Value (ACVPValue)
         93,159 shares (cost $598,683) .............................................        626,960
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         44,142 shares (cost $1,263,578) ...........................................      1,371,933
      Dreyfus Stock Index Fund (DryStkIx)
         442,059 shares (cost $12,920,739) .........................................     14,375,758
      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         42,881 shares (cost $1,397,683) ...........................................      1,548,425
      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVIPEI)
         227,239 shares (cost $5,320,426) ..........................................      5,769,608
      Fidelity VIP - Growth Portfolio - Service Class (FidVIPGr)
         79,605 shares (cost $3,087,212) ...........................................      3,567,896
      Fidelity VIP - High Income Portfolio - Service Class (FidVIPHI)
         306,210 shares (cost $3,487,179) ..........................................      3,524,474
      Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOv)
         53,655 shares (cost $1,006,403) ...........................................      1,074,716
      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPCon)
         194,290 shares (cost $4,096,142) ..........................................      4,744,555
      Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOp)
         105,845 shares (cost $2,156,825) ..........................................      2,419,625
      Morgan Stanley - Emerging Markets Debt Portfolio (VKMSEmMkt)
         25,820 shares (cost $164,824) .............................................        157,501
      Nationwide SAT - Balanced Fund (NSATBal)
         69,134 shares (cost $708,627) .............................................        731,433
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         237,441 shares (cost $5,844,303) ..........................................      6,313,569
      Nationwide SAT - Equity Income Fund (NSATEqInc)
         21,275 shares (cost $229,007) .............................................        244,028
      Nationwide SAT - Global Equities Fund (NSATGlobEq)
         42,042 shares (cost $455,810) .............................................        493,998
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         401,958 shares (cost $4,783,321) ..........................................      4,698,885
      Nationwide SAT - High Income Bond Fund (NSATHIncBd)
         96,723 shares (cost $963,155) .............................................        971,097
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         21,598,475 shares (cost $21,598,475) ......................................     21,598,475

      Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd)
         93,944 shares (cost $921,749) .............................................        922,530
      Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap)
         27,354 shares (cost $268,890) .............................................        298,705
      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         108,781 shares (cost $913,731) ............................................      1,032,333
      Nationwide SAT - Small Company Fund (NSATSmCo)
         100,590 shares (cost $1,477,476) ..........................................      1,610,450
      Nationwide SAT - Strategic Growth Fund (NSATStrGro)
         36,588 shares (cost $379,237) .............................................        428,084
      Nationwide SAT - Strategic Value Fund (NSATStrVal)
         34,188 shares (cost $302,102) .............................................        345,983
      Nationwide SAT - Total Return Fund (NSATTotRe)
         450,747 shares (cost $8,009,908) ..........................................      8,293,744
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         53,552 shares (cost $658,273) .............................................        741,159
      Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         73,728 shares (cost $1,019,587) ...........................................      1,195,872
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         219,668 shares (cost $3,903,184) ..........................................      4,158,317
      Oppenheimer VAF - Aggressive Growth Fund (OppAggGro)
         25,508 shares (cost $988,141) .............................................      1,143,545
      Oppenheimer VAF - Growth Fund (OppGro)
         55,781 shares (cost $1,790,387) ...........................................      2,045,484
      Oppenheimer VAF - Growth & Income Fund (OppGrInc)
         79,472 shares (cost $1,547,267) ...........................................      1,627,592
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         40,617 shares (cost $270,845) .............................................        289,192
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         16,765 shares (cost $156,341) .............................................        154,239
      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         52,116 shares (cost $689,806) .............................................        717,112
      Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc)
         62,712 shares (cost $714,061) .............................................        719,931
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         54,415 shares (cost $567,694) .............................................        598,018
      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         15,798 shares (cost $156,142) .............................................        186,103
                                                                                       ------------
            Total investments ......................................................    104,453,701
   Accounts receivable .............................................................      3,536,003
                                                                                       ------------
            Total assets ...........................................................    107,989,704
ACCOUNTS PAYABLE ...................................................................              -
                                                                                       ------------
CONTRACT OWNERS' EQUITY (NOTE 7) ...................................................   $107,989,704
                                                                                       ============


See accompanying notes to financial statements.

                      NATIONWIDE VLI SEPARATE ACCOUNT - 4
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
     For the Period February 18, 1998 (commencement of operations) Through
                               December 31, 1998

                                                                   Total       ACVPIncGr         ACVPInt       ACVPValue
                                                                   -----       ---------         -------       ---------
Investment activity:
Reinvested dividends ...................................  $      795,996           5,125             355             169
Mortality and expense charges (note 3) .................          (7,523)            (86)           (173)            (44)
                                                          --------------       ---------       ---------         -------
  Net investment income ................................         788,473           5,039             182             125
                                                          --------------       ---------       ---------         -------

Proceeds from mutual fund shares sold ..................      61,803,110          60,422         613,620         216,392
Cost of mutual fund shares sold ........................     (62,074,770)        (58,667)       (614,510)       (220,562)
                                                          --------------       ---------       ---------         -------
  Realized gain (loss) on investments ..................        (271,660)          1,755            (890)         (4,170)
Change in unrealized gain (loss) on investments ........       6,208,890         125,007         159,768          28,277
                                                          --------------       ---------       ---------         -------
  Net gain (loss) on investments .......................       5,937,230         126,762         158,878          24,107
                                                          --------------       ---------       ---------         -------
Reinvested capital gains ...............................         597,466               -           3,644           1,997
                                                          --------------       ---------       ---------         -------
    Net increase (decrease) in contract owners'
      equity resulting from operations .................       7,323,169         131,801         162,704          26,229
                                                          --------------       ---------       ---------         -------
Equity transactions:
Purchase payments received from
  contract owners ......................................     106,894,981         168,731         489,914         218,019
Transfers between funds ................................               -         959,762       1,905,042         409,201
Surrenders .............................................        (205,540)            (64)              -             (20)
Death benefits                                                         -               -               -               -
Policy loans (net of repayments) (note 5) ..............      (1,093,563)              -          (2,833)         (1,893)
Deductions for surrender charges (note 2d) .............          (2,405)             (1)              -               -
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) ....................................      (4,765,148)        (23,721)        (73,254)        (23,676)
Deductions for asset charges (note 3) ..................        (161,790)         (1,072)         (2,800)           (900)
                                                          --------------       ---------       ---------         -------
    Net equity transactions ............................     100,666,535       1,103,635       2,316,069         600,731
                                                          --------------       ---------       ---------         -------

Net change in contract owners' equity ..................     107,989,704       1,235,436       2,478,773         626,960
Contract owners' equity beginning of period ............               -               -               -               -
                                                          --------------       ---------       ---------         -------
Contract owners' equity end of period ..................  $  107,989,704       1,235,436       2,478,773         626,960
                                                          ==============       =========       =========         =======

                                                          DrySRGro         DryStkIx        DryCapAp        FidVIPEI
                                                          --------         --------        --------        --------
Investment activity:
Reinvested dividends ...................................     2,114           64,671           7,616               -
Mortality and expense charges (note 3) .................       (96)          (1,001)           (108)           (402)
                                                         ---------       ----------       ---------       ---------
  Net investment income ................................     2,018           63,670           7,508            (402)
                                                         ---------       ----------       ---------       ---------

Proceeds from mutual fund shares sold ..................   292,403        2,855,607         191,690       1,186,510
Cost of mutual fund shares sold ........................  (279,293)      (2,928,820)       (192,584)     (1,221,597)
                                                         ---------       ----------       ---------       ---------
  Realized gain (loss) on investments ..................    13,110          (73,213)           (894)        (35,087)
Change in unrealized gain (loss) on investments ........   108,355        1,455,019         150,742         449,182
                                                         ---------       ----------       ---------       ---------
  Net gain (loss) on investments .......................   121,465        1,381,806         149,848         414,095
                                                         ---------       ----------       ---------       ---------
Reinvested capital gains ...............................    47,900           12,311               -               -
                                                         ---------       ----------       ---------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations .................   171,383        1,457,787         157,356         413,693
                                                         ---------       ----------       ---------       ---------
Equity transactions:
Purchase payments received from
  contract owners ......................................   544,259        3,047,695         381,182       1,622,388
Transfers between funds ................................   721,262       10,358,645       1,070,054       3,964,871
Surrenders .............................................       (97)            (430)            (44)           (401)
Death benefits .........................................         -                -               -               -
Policy loans (net of repayments) (note 5) ..............    (1,497)          (9,416)           (289)         (6,242)
Deductions for surrender charges (note 2d) .............        (1)              (5)             (1)             (5)
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) ....................................   (61,633)        (463,310)        (58,099)       (217,638)
Deductions for asset charges (note 3) ..................    (1,748)         (16,396)         (1,734)         (7,304)
                                                         ---------       ----------       ---------       ---------
    Net equity transactions ............................ 1,200,545       12,916,783       1,391,069       5,355,669
                                                         ---------       ----------       ---------       ---------

Net change in contract owners' equity .................. 1,371,928       14,374,570       1,548,425       5,769,362
Contract owners' equity beginning of period ............         -                -               -               -
                                                         ---------       ----------       ---------       ---------
Contract owners' equity end of period .................. 1,371,928       14,374,570       1,548,425       5,769,362
                                                         =========       ==========       =========       =========

                      NATIONWIDE VLI SEPARATE ACCOUNT - 4
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
     For the Period February 18, 1998 (commencement of operations) Through
                               December 31, 1998

                                                                FidVIPGr        FidVIPHI        FidVIPOv       FidVIPCon
                                                                --------        --------        --------       ---------
Investment activity:
Reinvested dividends .................................... $            -               -               -               -
Mortality and expense charges (note 3) ..................           (249)           (245)            (75)           (330)
                                                          --------------       ---------       ---------       ---------
  Net investment income .................................           (249)           (245)            (75)           (330)
                                                          --------------       ---------       ---------       ---------

Proceeds from mutual fund shares sold ...................        759,197         848,212         528,529         974,276
Cost of mutual fund shares sold .........................       (750,697)       (901,996)       (553,402)       (947,452)
                                                          --------------       ---------       ---------       ---------
  Realized gain (loss) on investments ...................          8,500         (53,784)        (24,873)         26,824
Change in unrealized gain (loss) on investments .........        480,684          37,295          68,313         648,413
                                                          --------------       ---------       ---------       ---------
  Net gain (loss) on investments ........................        489,184         (16,489)         43,440         675,237
                                                          --------------       ---------       ---------       ---------
Reinvested capital gains ................................              -               -               -               -
                                                          --------------       ---------       ---------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..................        488,935         (16,734)         43,365         674,907
                                                          --------------       ---------       ---------       ---------
Equity transactions:
Purchase payments received from
  contract owners .......................................        742,777         685,592         233,314       1,117,315
Transfers between funds .................................      2,489,085       2,964,332         835,812       3,133,469
Surrenders ..............................................         (1,445)              -             (16)           (165)
Death benefits ..........................................              -               -               -               -
Policy loans (net of repayments) (note 5) ...............         (5,968)         (1,581)         (1,574)         (2,052)
Deductions for surrender charges (note 2d) ..............            (17)              -               -              (2)
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) .....................................       (140,842)       (103,400)        (34,849)       (173,162)
Deductions for asset charges (note 3) ...................         (4,630)         (3,733)         (1,337)         (5,764)
                                                          --------------       ---------       ---------       ---------
    Net equity transactions .............................      3,078,960       3,541,210       1,031,350       4,069,639
                                                          --------------       ---------       ---------       ---------

Net change in contract owners' equity ...................      3,567,895       3,524,476       1,074,715       4,744,546
Contract owners' equity beginning of period .............              -               -               -               -
                                                          --------------       ---------       ---------       ---------
Contract owners' equity end of period ................... $    3,567,895       3,524,476       1,074,715       4,744,546
                                                          ==============       =========       =========       =========

                                                           FidVIPGrOp        VKMSEmMkt         NSATBal       NSATCapAp
                                                           ----------        ---------         -------       ---------
Investment activity:
Reinvested dividends ....................................           -           18,594           9,854          14,834
Mortality and expense charges (note 3) ..................        (168)             (11)            (51)           (440)
                                                            ---------          -------         -------       ---------
  Net investment income .................................        (168)          18,583           9,803          14,394
                                                            ---------          -------         -------       ---------

Proceeds from mutual fund shares sold ...................     309,151          268,442         316,297         703,904
Cost of mutual fund shares sold .........................    (296,203)        (301,322)       (315,924)       (686,965)
                                                            ---------          -------         -------       ---------
  Realized gain (loss) on investments ...................      12,948          (32,880)            373          16,939
Change in unrealized gain (loss) on investments .........     262,800           (7,323)         22,806         469,266
                                                            ---------          -------         -------       ---------
  Net gain (loss) on investments ........................     275,748          (40,203)         23,179         486,205
                                                            ---------          -------         -------       ---------
Reinvested capital gains ................................           -                -           2,184         174,093
                                                            ---------          -------         -------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..................     275,580          (21,620)         35,166         674,692
                                                            ---------          -------         -------       ---------
Equity transactions:
Purchase payments received from
  contract owners .......................................     584,874           41,423          87,905       1,531,297
Transfers between funds .................................   1,646,479          144,407         640,480       4,379,971
Surrenders ..............................................         (36)               -               -            (118)
Death benefits ..........................................           -                -               -               -
Policy loans (net of repayments) (note 5) ...............          29                -          (2,200)            731
Deductions for surrender charges (note 2d) ..............           -                -               -              (1)
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) .....................................     (84,140)          (6,534)        (28,998)       (265,208)
Deductions for asset charges (note 3) ...................      (3,172)            (166)           (914)         (7,790)
                                                            ---------          -------         -------       ---------
    Net equity transactions .............................   2,144,034          179,130         696,273       5,638,882
                                                            ---------          -------         -------       ---------

Net change in contract owners' equity ...................   2,419,614          157,510         731,439       6,313,574
Contract owners' equity beginning of period .............           -                -               -               -
                                                            ---------          -------         -------       ---------
Contract owners' equity end of period ...................   2,419,614          157,510         731,439       6,313,574
                                                            =========          =======         =======       =========


                                                                     (Continued)

                      NATIONWIDE VLI SEPARATE ACCOUNT - 4
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
     For the Period February 18, 1998 (commencement of operations) Through
                               December 31, 1998

                                                               NSATEqInc      NSATGlobEq       NSATGvtBd      NSATHIncBd
                                                               ---------      ----------       ---------      ----------
Investment activity:
Reinvested dividends ...................................  $          896           1,950          83,382          22,707
Mortality and expense charges (note 3) .................             (17)            (34)           (327)            (68)
                                                          --------------         -------       ---------         -------
  Net investment income ................................             879           1,916          83,055          22,639
                                                          --------------         -------       ---------         -------

Proceeds from mutual fund shares sold ..................          18,085          57,978       1,043,507         206,929
Cost of mutual fund shares sold ........................         (17,928)        (57,852)     (1,033,771)       (213,860)
                                                          --------------         -------       ---------         -------
  Realized gain (loss) on investments ..................             157             126           9,736          (6,931)
Change in unrealized gain (loss) on investments ........          15,021          38,188         (84,436)          7,941
                                                          --------------         -------       ---------         -------
  Net gain (loss) on investments .......................          15,178          38,314         (74,700)          1,010
                                                          --------------         -------       ---------         -------
Reinvested capital gains ...............................           2,636           3,213          22,403               -
                                                          --------------         -------       ---------         -------
    Net increase (decrease) in contract owners'
      equity resulting from operations .................          18,693          43,443          30,758          23,649
                                                          --------------         -------       ---------         -------
Equity transactions:
  Purchase payments received from
    contract owners ....................................          28,736          96,340         480,508         116,422
  Transfers between funds ..............................         202,838         374,760       4,241,272         850,224
  Surrenders ...........................................               -             (20)            (58)              -
  Death benefits .......................................               -               -               -               -
  Policy loans (net of repayments) (note 5) ............               -            (199)           (822)              -
  Deductions for surrender charges (note 2d) ...........               -               -              (1)              -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ..................................          (5,984)        (19,705)        (51,451)        (18,455)
  Deductions for asset charges (note 3) ................            (269)           (621)         (2,298)           (823)
                                                          --------------         -------       ---------         -------
    Net equity transactions ............................         225,321         450,555       4,667,150         947,368
                                                          --------------         -------       ---------         -------

Net change in contract owners' equity ..................         244,014         493,998       4,697,908         971,017
Contract owners' equity beginning of period ............               -               -               -               -
                                                          --------------         -------       ---------         -------
Contract owners' equity end of period ..................  $      244,014         493,998       4,697,908         971,017
                                                          ==============         =======       =========         =======

                                                            NSATMyMkt       NSATMSecBd      NSATMidCap      NSATSmCapV
                                                            ---------       ----------      ----------      ----------
Investment activity:
Reinvested dividends ...................................      506,347           20,456             782               -
Mortality and expense charges (note 3) .................       (1,751)             (64)            (21)            (72)
                                                           ----------          -------         -------       ---------
  Net investment income ................................      504,596           20,392             761             (72)
                                                           ----------          -------         -------       ---------

Proceeds from mutual fund shares sold ..................   44,230,768          678,560          48,915         119,432
Cost of mutual fund shares sold ........................  (44,230,768)        (682,489)        (51,817)       (127,976)
                                                           ----------          -------         -------       ---------
  Realized gain (loss) on investments ..................            -           (3,929)         (2,902)         (8,544)
Change in unrealized gain (loss) on investments ........            -              781          29,815         118,603
                                                           ----------          -------         -------       ---------
  Net gain (loss) on investments .......................            -           (3,148)         26,913         110,059
                                                           ----------          -------         -------       ---------
Reinvested capital gains ...............................            -              691               -               -
                                                           ----------          -------         -------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations .................      504,596           17,935          27,674         109,987
                                                           ----------          -------         -------       ---------
Equity transactions:
Purchase payments received from
  contract owners ......................................   88,272,542          238,773          38,598         186,610
Transfers between funds ................................  (60,507,727)         687,922         239,349         774,453
Surrenders .............................................     (201,196)               -               -               -
Death benefits .........................................            -                -               -               -
Policy loans (net of repayments) (note 5) ..............   (1,000,116)            (427)              -          (2,782)
Deductions for surrender charges (note 2d) .............       (2,354)               -               -               -
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) ....................................   (1,866,745)         (20,588)         (6,590)        (34,791)
Deductions for asset charges (note 3) ..................      (63,919)          (1,082)           (314)         (1,140)
                                                           ----------          -------         -------       ---------
    Net equity transactions ............................   24,630,485          904,598         271,043         922,350
                                                           ----------          -------         -------       ---------

Net change in contract owners' equity ..................   25,135,081          922,533         298,717       1,032,337
Contract owners' equity beginning of period ............            -                -               -               -
                                                           ----------          -------         -------       ---------
Contract owners' equity end of period ..................   25,135,081          922,533         298,717       1,032,337
                                                           ==========          =======         =======       =========

                       NATIONWIDE VLI SEPARATE ACCOUNT - 4
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
         For the Period February 18, 1998 (commencement of operations)
                           Through December 31, 1998

                                                                NSATSmCo      NSATStrGro      NSATStrVal       NSATTotRe
                                                                --------      ----------      ----------       ---------
Investment activity:
Reinvested dividends ..................................   $            -               -           1,052          27,487
Mortality and expense charges (note 3)                              (112)            (30)            (24)           (578)
                                                          --------------         -------         -------       ---------
  Net investment income ...............................             (112)            (30)          1,028          26,909
                                                          --------------         -------         -------       ---------

Proceeds from mutual fund shares sold .................          303,745         150,535          81,326       1,201,208
Cost of mutual fund shares sold .......................         (310,124)       (150,564)        (89,165)     (1,222,228)
                                                          --------------         -------         -------       ---------
  Realized gain (loss) on investments .................           (6,379)            (29)         (7,839)        (21,020)
Change in unrealized gain (loss) on investments .......          132,974          48,847          43,881         283,836
                                                          --------------         -------         -------       ---------
  Net gain (loss) on investments ......................          126,595          48,818          36,042         262,816
                                                          --------------         -------         -------       ---------
Reinvested capital gains ..............................                -               -               -         321,440
                                                          --------------         -------         -------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................          126,483          48,788          37,070         611,165
                                                          --------------         -------         -------       ---------
Equity transactions:
Purchase payments received from
  contract owners .....................................          360,233         106,807          26,097       2,620,309
Transfers between funds ...............................        1,192,844         294,315         290,790       5,463,668
Surrenders ............................................              (43)              -               -             (81)
Death benefits ........................................                -               -               -               -
Policy loans (net of repayments) (note 5) .............           (2,442)           (514)            368          (4,594)
Deductions for surrender charges (note 2d) ............               (1)              -               -              (1)
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) ...................................          (64,333)        (20,594)         (7,966)       (385,652)
Deductions for asset charges (note 3) .................           (2,292)           (715)           (385)        (10,992)
                                                          --------------         -------         -------       ---------
    Net equity transactions ...........................        1,483,966         379,299         308,904       7,682,657
                                                          --------------         -------         -------       ---------

Net change in contract owners' equity .................        1,610,449         428,087         345,974       8,293,822
Contract owners' equity beginning of period ...........                -               -               -               -
                                                          --------------         -------         -------       ---------
Contract owners' equity end of period .................   $    1,610,449         428,087         345,974       8,293,822
                                                          ==============         =======         =======       =========

                                                         NBAMTGuard        NBAMTMCGr       NBAMTPart       OppAggGro
                                                         ----------        ---------       ---------       ---------
Investment activity:
Reinvested dividends ..................................           -                -             114              26
Mortality and expense charges (note 3) ................         (83)             (52)           (290)            (80)
                                                          ---------          -------       ---------       ---------
  Net investment income ...............................         (83)             (52)           (176)            (54)
                                                          ---------          -------       ---------       ---------

Proceeds from mutual fund shares sold .................     117,578          140,913         862,257         120,154
Cost of mutual fund shares sold .......................    (123,077)        (137,009)       (875,740)       (118,908)
                                                          ---------          -------       ---------       ---------
  Realized gain (loss) on investments .................      (5,499)           3,904         (13,483)          1,246
Change in unrealized gain (loss) on investments .......      82,886          176,285         255,133         155,404
                                                          ---------          -------       ---------       ---------
  Net gain (loss) on investments ......................      77,387          180,189         241,650         156,650
                                                          ---------          -------       ---------       ---------
Reinvested capital gains ..............................           -                -           3,599             270
                                                          ---------          -------       ---------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................      77,304          180,137         245,073         156,866
                                                          ---------          -------       ---------       ---------
Equity transactions:
Purchase payments received from
  contract owners .....................................     246,176           57,715         831,946         298,181
Transfers between funds ...............................     891,240          560,630       3,231,525         753,401
Surrenders ............................................          (2)             (20)            (16)           (318)
Death benefits ........................................           -                -               -               -
Policy loans (net of repayments) (note 5) .............        (318)            (140)           (174)         (2,146)
Deductions for surrender charges (note 2d) ............           -                -               -              (4)
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) ...................................     (17,719)         (55,646)       (144,625)        (60,958)
Deductions for asset charges (note 3) .................        (807)          (1,530)         (5,414)         (1,492)
                                                          ---------          -------       ---------       ---------
    Net equity transactions ...........................   1,118,570          561,009       3,913,242         986,664
                                                          ---------          -------       ---------       ---------

Net change in contract owners' equity .................   1,195,874          741,146       4,158,315       1,143,530
Contract owners' equity beginning of period ...........           -                -               -               -
                                                          ---------          -------       ---------       ---------
Contract owners' equity end of period .................   1,195,874          741,146       4,158,315       1,143,530
                                                          =========          =======       =========       =========


                                                                     (Continued)

                      NATIONWIDE VLI SEPARATE ACCOUNT - 4
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
     For the Period February 18, 1998 (commencement of operations) Through
                               December 31, 1998

                                                                  OppGro        OppGrInc      VEWrldEMkt       VEWrldHAs
                                                                  ------        --------      ----------       ---------
Investment activity:
Reinvested dividends .................................... $            8              29               -               -
Mortality and expense charges (note 3) ..................           (142)           (113)            (20)            (11)
                                                          --------------       ---------         -------         -------
  Net investment income .................................           (134)            (84)            (20)            (11)
                                                          --------------       ---------         -------         -------

Proceeds from mutual fund shares sold ...................        412,555         698,919          70,482          46,572
Cost of mutual fund shares sold .........................       (391,820)       (718,580)        (84,625)        (49,623)
                                                          --------------       ---------         -------         -------
  Realized gain (loss) on investments ...................         20,735         (19,661)        (14,143)         (3,051)
Change in unrealized gain (loss) on investments .........        255,097          80,325          18,347          (2,102)
                                                          --------------       ---------         -------         -------
  Net gain (loss) on investments ........................        275,832          60,664           4,204          (5,153)
                                                          --------------       ---------         -------         -------
Reinvested capital gains ................................            101             645               -               -
                                                          --------------       ---------         -------         -------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..................        275,799          61,225           4,184          (5,164)
                                                          --------------       ---------         -------         -------
Equity transactions:
Purchase payments received from
  contract owners .......................................        522,163         284,513          90,144          23,363
Transfers between funds .................................      1,352,464       1,343,627         207,921         144,721
Surrenders ..............................................           (369)           (418)              -               -
Death benefits ..........................................              -               -               -               -
Policy loans (net of repayments) (note 5) ...............        (10,091)        (16,228)            410             235
Deductions for surrender charges (note 2d) ..............             (4)             (5)              -               -
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) .....................................        (91,465)        (43,383)        (13,062)         (8,707)
Deductions for asset charges (note 3) ...................         (3,006)         (1,749)           (402)           (203)
                                                          --------------       ---------         -------         -------
    Net equity transactions .............................      1,769,692       1,566,357         285,011         159,409
                                                          --------------       ---------         -------         -------

Net change in contract owners' equity ...................      2,045,491       1,627,582         289,195         154,245
Contract owners' equity beginning of period .............              -               -               -               -
                                                          --------------       ---------         -------         -------
Contract owners' equity end of period ................... $    2,045,491       1,627,582         289,195         154,245
                                                          ==============       =========         =======         =======

                                                           VKMSRESec          WPGrInc         WPIntEq       WPPVenCap
                                                           ---------          -------         -------       ---------
Investment activity:
Reinvested dividends ....................................         34            4,521           2,873               -
Mortality and expense charges (note 3) ..................        (50)             (50)            (42)            (13)
                                                             -------          -------         -------         -------
  Net investment income .................................        (16)           4,471           2,831             (13)
                                                             -------          -------         -------         -------

Proceeds from mutual fund shares sold ...................    357,742          345,457         277,515          87,326
Cost of mutual fund shares sold .........................   (388,797)        (337,050)       (301,573)        (89,432)
                                                             -------          -------         -------         -------
  Realized gain (loss) on investments ...................    (31,055)           8,407         (24,058)         (2,106)
Change in unrealized gain (loss) on investments .........     27,306            5,870          30,323          29,961
                                                             -------          -------         -------         -------
  Net gain (loss) on investments ........................     (3,749)          14,277           6,265          27,855
                                                             -------          -------         -------         -------
Reinvested capital gains ................................        339                -               -               -
                                                             -------          -------         -------         -------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..................     (3,426)          18,748           9,096          27,842
                                                             -------          -------         -------         -------
Equity transactions:
Purchase payments received from
  contract owners .......................................    233,023           76,711         114,374          48,012
Transfers between funds .................................    517,845          655,643         495,343         118,060
Surrenders ..............................................          -                -               -            (163)
Death benefits ..........................................          -                -               -               -
Policy loans (net of repayments) (note 5) ...............       (834)         (17,477)           (891)            404
Deductions for surrender charges (note 2d) ..............          -                -               -              (2)
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) .....................................    (28,277)         (13,090)        (19,101)         (7,797)
Deductions for asset charges (note 3) ...................     (1,214)            (607)           (798)           (258)
                                                             -------          -------         -------         -------
    Net equity transactions .............................    720,543          701,180         588,927         158,256
                                                             -------          -------         -------         -------

Net change in contract owners' equity ...................    717,117          719,928         598,023         186,098
Contract owners' equity beginning of period .............          -                -               -               -
                                                             -------          -------         -------         -------
Contract owners' equity end of period                        717,117          719,928         598,023         186,098
 ........................................................    =======          =======         =======         =======


See accompanying notes to financial statements.

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1998


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Flexible Premium Variable Life Insurance Policies through the Account.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

         Contract owners may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                American Century VP - American Century VP Income & Growth (ACVPIncGr)
                American Century VP - American Century VP International
                (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)

              Portfolios of the Fidelity Variable Insurance Products Fund
                (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio - Service Class
                (FidVIPEI)
                Fidelity VIP - Growth Portfolio - Service Class (FidVIPGr) Fidelity VIP - High Income Portfolio - Service Class (FidVIPHI) Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOv)

              Portfolio of the Fidelity Variable Insurance Products Fund II
                (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio - Service Class
                (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III
                (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc.
                (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (VKMSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT)
               (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Balanced Fund (NSATBal)
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund (NSATEqInc)
                Nationwide SAT - Global Equity Fund (NSATGlobEq)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - High Income Bond Fund (NSATHIncBd) Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd) Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap)

                Nationwide SAT - Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Small Company Fund (NSATSmCo) Nationwide SAT - Strategic Growth Fund (NSATStrGro) Nationwide SAT - Strategic Value Fund (NSATStrVal) Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Aggressive Growth Fund (OppAggGro)
                Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Growth & Income Fund (OppGrInc)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen American Capital Life Investment
                Trust (Van Kampen American Capital LIT);
                Van Kampen American Capital LIT - Morgan Stanley Real Estate
                 Securities Portfolio (VKMSRESec)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc) Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)

         At December 31, 1998, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.


         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a) Deductions from Premium

         On flexible premium life insurance contracts, the Company deducts a charge for state premium taxes not to exceed 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

         The above charges are assessed against each contract by liquidating units.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the eighth year.

         No surrender charge is assessed on any contract surrendered after the eighth year.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding, or from earnings thereon.

(3)  ASSET CHARGES

     For America's FUTURE Life Series, the Company deducts a charge equal to an annual effective rate multiplied by the Cash Value attributable to the Variable Account. The annual effective rate is 0.60% for the first $25,000 of Cash Value attributable to the Variable Account, 0.30% for the next $225,000 of Cash Value attributable to the Variable Account and 0.10% for all Cash Value attributable to the Variable Account in excess of $250,000. This charge is assessed monthly against each contract by liquidating units.

     For Corporate Variable Universal Life Series, the Company deducts on a daily basis from the assets of the Variable Account, a charge to provide for mortality and expense risks. This charge is guaranteed not to exceed an annual effective rate of 0.75% of the daily net assets of the Variable Account. On a current basis this rate will be 0.40% during the first through fourth Policy Years, 0.25% during the fifth through twentieth Policy Years, and 0.10% thereafter. This charge is assessed through the daily unit value calculation.

(4)  DEATH BENEFITS

     Death benefits result in a redemption of the contract value from the Account and payment of the death benefit proceeds, less any outstanding policy loans and policy charges, to the legal beneficiary. The excess of the death benefit proceeds over the contract value on the date of death is paid by the Company's general account. There were no death benefits paid in the current year.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1998.

                                                                                                                         PERIOD
   Contract owners' equity represented by:                           UNITS              UNIT VALUE                       RETURN*
                                                                   ---------           -----------                       -------
      The BEST of AMERICA(R)
      America's FUTURE Life Series(SM):
         American Century VP - American
            Century VP Income & Growth                              97,382             $ 12.686493       $ 1,235,436       27%
         American Century VP - American
            Century VP International                               206,063               11.875895         2,447,183       19%
         American Century VP - American
            Century VP Value                                        59,424               10.481205           622,835        5%
         The Dreyfus Socially Responsible
            Growth Fund, Inc.                                      105,696               12.938078         1,367,503       29%
         Dreyfus Stock Index Fund                                1,025,141               12.821142        13,143,478       28%
         Dreyfus VIF -
            Capital Appreciation Portfolio                         110,355               13.021619         1,437,001       30%
         Fidelity VIP - Equity-Income Portfolio -
            Service Class                                          511,915               11.154137         5,709,970       12%
         Fidelity VIP - Growth Portfolio -
            Service Class                                          255,829               13.937692         3,565,666       39%
         Fidelity VIP - High Income Portfolio -
            Service Class                                          368,689                9.557602         3,523,783       (4)%
         Fidelity VIP - Overseas Portfolio -
            Service Class                                           92,817               11.263759         1,045,468       13%
         Fidelity VIP-II - Contrafund Portfolio -
            Service Class                                          362,774               12.993755         4,713,796       30%
         Fidelity VIP-III - Growth Opportunities
            Portfolio - Service Class                              193,229               12.450522         2,405,802       25%
         Morgan Stanley -
            Emerging Markets Debt Portfolio                         21,992                7.162164           157,510      (28)%
         Nationwide SAT - Balanced Fund                             67,360               10.806799           727,946        8%
         Nationwide SAT -
            Capital Appreciation Fund                              485,064               12.996420         6,304,095       30%
         Nationwide SAT - Equity Income Fund                        21,000               11.513398           241,781       15%
         Nationwide SAT - Global Equity Fund                        41,464               11.913908           493,998       19%
         Nationwide SAT - Government Bond Fund                     166,631               10.890820         1,814,748        9%
         Nationwide SAT - High Income Bond Fund                     79,031               10.579676           836,122        6%
         Nationwide SAT - Money Market Fund                      2,000,515               10.527225        21,059,872        5%
         Nationwide SAT - Multi Sector Bond Fund                    74,773               10.260092           767,178        3%
         Nationwide SAT - Select Advisers Mid Cap Fund              26,958               11.080816           298,717       11%
         Nationwide SAT - Small Cap Value Fund                     106,497                9.693575         1,032,337       (3)%
         Nationwide SAT - Small Company Fund                       159,205               10.100944         1,608,121        1%
         Nationwide SAT - Strategic Growth Fund                     36,919               11.459357           423,068       15%


                                                                     (Continued)

         Nationwide SAT - Strategic Value Fund                      34,463               10.038994           345,974        0%
         Nationwide SAT - Total Return Fund                        702,365               11.807411         8,293,112       18%
         Neuberger & Berman AMT -
            Guardian Portfolio                                      55,695               13.166703           733,320       32%
         Neuberger & Berman AMT -
            Mid-Cap Growth Portfolio                                85,802               13.928381         1,195,083       39%
         Neuberger & Berman AMT -
            Partners Portfolio                                     375,069               10.420882         3,908,550        4%
         Oppenheimer VAF -
            Aggressive Growth Fund                                 100,709               11.236019         1,131,568       12%
         Oppenheimer VAF - Growth Fund                             164,300               12.399968         2,037,315       24%
         Oppenheimer VAF -
            Growth & Income Fund                                   139,668               10.470163         1,462,347        5%
         Van Eck WIT -
            Worldwide Emerging Markets Fund                         43,904                6.586990           289,195      (34)%
         Van Eck WIT -
            Worldwide Hard Assets Fund                              22,344                6.903203           154,245      (31)%
         Van Kampen American Capital LIT -
            Morgan Stanley Real Estate
            Securities Portfolio                                    81,141                8.837916           717,117      (12)%
         Warburg Pincus Trust -
            Growth & Income Portfolio                               49,891               11.212895           559,423       12%
         Warburg Pincus Trust -
            International Equity Portfolio                          56,767               10.534701           598,023        5%
         Warburg Pincus Trust -
            Post Venture Capital Portfolio                          16,634               10.651002           177,169        7%


      The BEST of AMERICA(R)
      Corporate Variable Universal Life Series(SM):
         American Century VP - American
            Century VP International                                 3,234                9.768200            31,590       (2)%
         American Century VP - American
            Century VP Value                                           440                9.374321             4,125       (6)%
         The Dreyfus Socially Responsible
            Growth Fund, Inc.                                          397               11.144998             4,425       11%
         Dreyfus Stock Index Fund                                  111,613               11.030001         1,231,092       10%
         Dreyfus VIF -
            Capital Appreciation Portfolio                          10,106               11.025485           111,424       10%
         Fidelity VIP - Equity-Income Portfolio -
            Service Class                                            5,995                9.906965            59,392       (1)%
         Fidelity VIP - Growth Portfolio -
            Service Class                                              185               12.048634             2,229       20%
         Fidelity VIP - High Income Portfolio -
            Service Class                                               77                9.003329               693      (10)%
         Fidelity VIP - Overseas Portfolio -
            Service Class                                            3,076                9.508092            29,247       (5)%

         Fidelity VIP-II - Contrafund Portfolio -
            Service Class                                            2,712               11.338370            30,750       13%
         Fidelity VIP-III - Growth Opportunities
            Portfolio - Service Class                                1,228               11.247664            13,812       12%
         Nationwide SAT - Balanced Fund                                349               10.009481             3,493        0%
         Nationwide SAT -
            Capital Appreciation Fund                                  847               11.191056             9,479       12%
         Nationwide SAT - Equity Income Fund                           211               10.581467             2,233        6%
         Nationwide SAT - Government Bond Fund                     270,361               10.664112         2,883,160        7%
         Nationwide SAT - High Income Bond Fund                     13,423               10.049520           134,895        0%
         Nationwide SAT - Money Market Fund                        394,891               10.319833         4,075,209        3%
         Nationwide SAT - Multi Sector Bond Fund                    15,549                9.991296           155,355        0%
         Nationwide SAT - Small Company Fund                           257                9.056852             2,328       (9)%
         Nationwide SAT - Strategic Growth Fund                        477               10.521882             5,019        5%
         Nationwide SAT - Total Return Fund                             70               10.144232               710        1%
         Neuberger & Berman AMT -
            Guardian Portfolio                                         838                9.338993             7,826       (7)%
         Neuberger & Berman AMT -
            Mid-Cap Growth Portfolio                                    70               11.296584               791       13%
         Neuberger & Berman AMT -
            Partners Portfolio                                      26,750                9.337008           249,765       (7)%
         Oppenheimer VAF -
            Aggressive Growth Fund                                   1,235                9.685930            11,962       (3)%
         Oppenheimer VAF - Growth Fund                                 767               10.659314             8,176        7%
         Oppenheimer VAF -
            Growth & Income Fund                                    18,485                8.938847           165,235      (11)%
         Warburg Pincus Trust -
            Growth & Income Portfolio                               16,145                9.941469           160,505       (1)%
         Warburg Pincus Trust -
            Post Venture Capital Portfolio                             985                9.065227             8,929       (9)%
                                                                   =======               =========     -------------
                                                                                                       $ 107,989,704
                                                                                                       =============


* This investment option was not being utilized for the entire period. Accordingly, the period return was computed for such period as the investment option was utilized and does not include contract charges satisfied by surrendering units.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1998 and 1997, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.


                                                                        KPMG LLP


Columbus, Ohio
January 29, 1999

                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                 Consolidated Balance Sheets

                     (in millions of dollars, except per share amounts)


                                                                          December 31,
                                                                    -----------------------
                                        Assets                        1998          1997
                                        ------                      ---------     ---------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                       $14,245.1     $13,204.1
    Equity securities                                                   127.2          80.4
  Mortgage loans on real estate, net                                  5,328.4       5,181.6
  Real estate, net                                                      243.6         311.4
  Policy loans                                                          464.3         415.3
  Other long-term investments                                            44.0          25.2
  Short-term investments                                                289.1         358.4
                                                                    ---------     ---------
                                                                     20,741.7      19,576.4
                                                                    ---------     ---------

Cash                                                                      3.4         175.6
Accrued investment income                                               218.7         210.5
Deferred policy acquisition costs                                     2,022.2       1,665.4
Other assets                                                            420.3         438.4
Assets held in separate accounts                                     50,935.8      37,724.4
                                                                    ---------     ---------
                                                                    $74,342.1     $59,790.7
                                                                    =========     =========

                         Liabilities and Shareholder's Equity
                         ------------------------------------
Future policy benefits and claims                                   $19,767.1     $18,702.8
Other liabilities                                                       866.1         885.6
Liabilities related to separate accounts                             50,935.8      37,724.4
                                                                    ---------     ---------
                                                                     71,569.0      57,312.8
                                                                    ---------     ---------

Commitments and contingencies (notes 7 and 12)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                             3.8           3.8
  Additional paid-in capital                                            914.7         914.7
  Retained earnings                                                   1,579.0       1,312.3
  Accumulated other comprehensive income                                275.6         247.1
                                                                    ---------     ---------
                                                                      2,773.1       2,477.9
                                                                    ---------     ---------
                                                                    $74,342.1     $59,790.7
                                                                    =========     =========

See accompanying notes to consolidated financial statements.

                                NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                         Consolidated Statements of Income

                                             (in millions of dollars)


                                                                                    Years ended December 31,
                                                                              -----------------------------------
                                                                                 1998         1997        1996
                                                                              --------     --------     ---------
Revenues:
  Policy charges                                                              $  698.9     $  545.2     $  400.9
  Life insurance premiums                                                        200.0        205.4        198.6
  Net investment income                                                        1,481.6      1,409.2      1,357.8
  Realized gains (losses) on investments                                          28.4         11.1         (0.3)
  Other                                                                           66.8         46.5         35.9
                                                                              --------     --------     --------
                                                                               2,475.7      2,217.4      1,992.9
                                                                              --------     --------     --------
Benefits and expenses:
  Interest credited to policyholder account balances                           1,069.0      1,016.6        982.3
  Other benefits and claims                                                      175.8        178.2        178.3
  Policyholder dividends on participating policies                                39.6         40.6         41.0
  Amortization of deferred policy acquisition costs                              214.5        167.2        133.4
  Other operating expenses                                                       419.7        384.9        342.4
                                                                              --------     --------     --------
                                                                               1,918.6      1,787.5      1,677.4
                                                                              --------     --------     --------

    Income from continuing operations before federal income tax expense          557.1        429.9        315.5

Federal income tax expense                                                       190.4        150.2        110.9
                                                                              --------     --------     --------

    Income from continuing operations                                            366.7        279.7        204.6

Income from discontinued operations (less federal income tax expense
  of $4.5 in 1996)                                                                --           --           11.3
                                                                              --------     --------     --------

    Net income                                                                $  366.7     $  279.7     $  215.9
                                                                              ========     ========     ========

See accompanying notes to consolidated financial statements.

                             NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                              Consolidated Statements of Shareholder's Equity

                                Years ended December 31, 1998, 1997 and 1996
                                         (in millions of dollars)


                                                                                  Accumulated
                                                         Additional                  other         Total
                                              Common      paid-in      Retained  comprehensive  shareholder's
                                              stock       capital      earnings      income        equity
                                              -----       -------      --------      ------        ------
December 31, 1995                             $  3.8     $ 657.2      $1,583.2      $ 384.3      $2,628.5

Comprehensive income:
    Net income                                  --          --           215.9         --           215.9
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                  --          --            --         (170.9)       (170.9)
                                                                                                 --------
  Total comprehensive income                                                                         45.0
                                                                                                 --------
Dividends to shareholder                        --        (129.3)       (366.5)       (39.8)       (535.6)
                                              ------     -------      --------      -------      --------
December 31, 1996                                3.8       527.9       1,432.6        173.6       2,137.9

Comprehensive income:
    Net income                                  --          --           279.7         --           279.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                  --          --            --           73.5          73.5
                                                                                                 --------
  Total comprehensive income                                                                        353.2
                                                                                                 --------
Capital contribution                            --         836.8          --           --           836.8
Dividend to shareholder                         --        (450.0)       (400.0)        --          (850.0)
                                              ------     -------      --------      -------      --------
December 31, 1997                                3.8       914.7       1,312.3        247.1       2,477.9

Comprehensive income:
    Net income                                  --          --           366.7         --           366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                  --          --            --           28.5          28.5
                                                                                                 --------
  Total comprehensive income                                                                        395.2
                                                                                                 --------
Dividend to shareholder                         --          --          (100.0)        --          (100.0)
                                              ------     -------      --------      -------      --------
December 31, 1998                             $  3.8     $ 914.7      $1,579.0      $ 275.6      $2,773.1
                                              ======     =======      ========      =======      ========


See accompanying notes to consolidated financial statements.


                                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                           Consolidated Statements of Cash Flows

                                                  (in millions of dollars)


                                                                                           Years ended December 31,
                                                                                   ---------------------------------------
                                                                                     1998           1997            1996
                                                                                   ---------      ---------      ---------
Cash flows from operating activities:
  Net income                                                                       $   366.7      $   279.7      $   215.9
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                             1,069.0        1,016.6          982.3
      Capitalization of deferred policy acquisition costs                             (584.2)        (487.9)        (422.6)
      Amortization of deferred policy acquisition costs                                214.5          167.2          133.4
      Amortization and depreciation                                                     (8.5)          (2.0)           7.0
      Realized gains on invested assets, net                                           (28.4)         (11.1)          (0.3)
      (Increase) decrease in accrued investment income                                  (8.2)          (0.3)           2.8
      (Increase) decrease in other assets                                               16.4          (12.7)         (38.9)
      Decrease in policy liabilities                                                    (8.3)         (23.1)        (151.0)
      (Decrease) increase in other liabilities                                         (34.8)         230.6          191.4
      Other, net                                                                       (11.3)         (10.9)         (61.7)
                                                                                   ---------      ---------      ---------
        Net cash provided by operating activities                                      982.9        1,146.1          858.3
                                                                                   ---------      ---------      ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                            1,557.0          993.4        1,162.8
  Proceeds from sale of securities available-for-sale                                  610.5          574.5          299.6
  Proceeds from repayments of mortgage loans on real estate                            678.2          437.3          309.0
  Proceeds from sale of real estate                                                    103.8           34.8           18.5
  Proceeds from repayments of policy loans and sale of other invested assets            23.6           22.7           22.8
  Cost of securities available-for-sale acquired                                    (3,182.8)      (2,828.1)      (1,573.6)
  Cost of mortgage loans on real estate acquired                                      (829.1)        (752.2)        (972.8)
  Cost of real estate acquired                                                          (0.8)         (24.9)          (7.9)
  Policy loans issued and other invested assets acquired                               (88.4)         (62.5)         (57.7)
  Short-term investments, net                                                           69.3         (354.8)          28.0
                                                                                   ---------      ---------      ---------
        Net cash used in investing activities                                       (1,058.7)      (1,959.8)        (771.3)
                                                                                   ---------      ---------      ---------

Cash flows from financing activities:
  Proceeds from capital contributions                                                   --            836.8           --
  Cash dividends paid                                                                 (100.0)          --            (50.0)
  Increase in investment product and universal life insurance
    product account balances                                                         2,682.1        2,488.5        1,781.8
  Decrease in investment product and universal life insurance
    product account balances                                                        (2,678.5)      (2,379.8)      (1,784.5)
                                                                                   ---------      ---------      ---------
        Net cash (used in) provided by financing activities                            (96.4)         945.5          (52.7)
                                                                                   ---------      ---------      ---------
Net (decrease) increase in cash                                                       (172.2)         131.8           34.3

Cash, beginning of year                                                                175.6           43.8            9.5
                                                                                   ---------      ---------      ---------
Cash, end of year                                                                  $     3.4      $   175.6      $    43.8
                                                                                   =========      =========      =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996



(1)      Organization and Description of Business
         ----------------------------------------

         Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was wholly owned by Nationwide Corporation (Nationwide Corp.). On that date, Nationwide Corp. contributed the outstanding shares of NLIC's common stock to Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corp. in November 1996 for NLIC and the other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On March 11, 1997, NFS completed an initial public offering of its Class A common stock.

         During 1996 and 1997, Nationwide Corp. and NFS completed certain transactions in anticipation of the initial public offering that focused the business of NFS on long-term savings and retirement products. On September 24, 1996, NLIC declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of certain subsidiaries that do not offer or distribute long-term savings or retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to two affiliates effective January 1, 1996. These subsidiaries, through December 31, 1996, and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 10 and 14. Additionally, NLIC paid $900.0 million of dividends, $50.0 million to Nationwide Corp. on December 31, 1996 and $850.0 million to NFS, which then made an equivalent dividend to Nationwide Corp., on February 24, 1997.

         NFS contributed $836.8 million to the capital of NLIC during March
         1997.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., Nationwide Investment Services Corporation and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         The Company is a leading provider of long-term savings and retirement products, including variable annuities, fixed annuities and life insurance.

(2)      Summary of Significant Accounting Policies
         ------------------------------------------

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy
              --------------------

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Operations that are classified and reported as discontinued operations are not consolidated but rather are reported as "Income from discontinued operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  Valuation of Investments and Related Gains and Losses
              -----------------------------------------------------

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1998 or 1997.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         (c)  Revenues and Benefits
              ---------------------

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)  Deferred Policy Acquisition Costs
              ---------------------------------

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

         (e)  Separate Accounts
              -----------------

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $743.9 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits
              ----------------------

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 6.0%, 6.1% and 6.3% for the years ended December 31, 1998, 1997 and 1996, respectively.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         (g)  Participating Business
              ----------------------

              Participating business represents approximately 40% in 1998 (50% in 1997 and 52% in 1996) of the Company's life insurance in force, 74% in 1998 (77% in 1997 and 78% in 1996) of the number of life insurance policies in force, and 14% in 1998 (27% in 1997 and 40% in 1996) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  Federal Income Tax
              ------------------

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  Reinsurance Ceded
              -----------------

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 10 and 14.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(j)           Recently Issued Accounting Pronouncements
              -----------------------------------------

              On January 1, 1998 the Company adopted SFAS No. 131 - Disclosures about Segments of an Enterprise and Related Information (SFAS
              131). SFAS 131 supersedes SFAS No. 14 - Financial Reporting for Segments of a Business Enterprise. SFAS 131 establishes standards for public business enterprises to report information about operating segments in annual financial statements and selected information about operating segments in interim financial reports. SFAS 131 also establishes standards for related disclosures about products and services, geographic areas, and major customers. The adoption of SFAS 131 did not affect results of operations or financial position, nor did it affect the manner in which the Company defines its operating segments. The segment information required for annual financial statements is included in note 13.

              On January 1, 1998, the Company adopted SFAS No. 132 - Employers' Disclosures about Pensions and Other Postretirement Benefits (SFAS
              132). SFAS 132 revises employers' disclosures about pension and other postretirement benefit plans. The Statement does not change the measurement or recognition of benefit plans in the financial statements. The revised disclosures required by SFAS 132 are included in note 8.

              In June 1998, the FASB issued SFAS No. 133 - Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain insurance contracts, are also addressed by the Statement. SFAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. The Statement is effective for fiscal years beginning after June 15, 1999. It may be implemented earlier provided adoption occurs as of the beginning of any fiscal quarter after issuance. The Company plans to adopt this Statement in first quarter 2000 and is currently evaluating the impact on results of operations and financial condition.

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position 98-1 - Accounting for the Costs of Computer Software Developed or Obtained for Internal Use (SOP 98-1). SOP 98-1 provides guidance intended to standardize accounting practices for costs incurred to develop or obtain computer software for internal use. Specifically, SOP 98-1 provides guidance for determining whether computer software is for internal use and when costs incurred for internal use software are to be capitalized. SOP 98-1 is effective for financial statements for fiscal years beginning after December 15, 1998. The Company does not expect the adoption of SOP 98-1, which occurred on January 1, 1999, to have a material impact on the Company's financial statements.


         (k)  Reclassification
              ----------------

              Certain items in the 1997 and 1996 consolidated financial statements have been reclassified to conform to the 1998 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(3)      Investments
         -----------

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1998 and 1997 were:

                                                                                     Gross         Gross
                                                                     Amortized     unrealized    unrealized     Estimated
             (in millions of dollars)                                  cost           gains        losses       fair value
             ------------------------                                  ----           -----        ------       ----------
             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   255.9       $ 13.0        $   --        $   268.9
                 Obligations of states and political subdivisions          1.6           --            --              1.6
                 Debt securities issued by foreign governments           106.5          4.5            --            111.0
                 Corporate securities                                  9,899.6        423.2         (18.7)        10,304.1
                 Mortgage-backed securities                            3,457.7        104.2          (2.4)         3,559.5
                                                                     ---------       ------        ------        ---------
                     Total fixed maturity securities                  13,721.3        544.9         (21.1)        14,245.1
               Equity securities                                         110.4         18.3          (1.5)           127.2
                                                                     ---------       ------        ------        ---------
                                                                     $13,831.7       $563.2        $(22.6)       $14,372.3
                                                                     =========       ======        ======        =========

             December 31, 1997:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   305.1       $  8.6        $   --        $   313.7
                 Obligations of states and political subdivisions          1.6           --           --               1.6
                 Debt securities issued by foreign governments            93.3          2.7          (0.2)            95.8
                 Corporate securities                                  8,698.7        355.5         (11.5)         9,042.7
                 Mortgage-backed securities                            3,634.2        118.6          (2.5)         3,750.3
                                                                     ---------       ------        ------        ---------
                     Total fixed maturity securities                  12,732.9        485.4         (14.2)        13,204.1
               Equity securities                                          67.8         12.9          (0.3)            80.4
                                                                     ---------       ------        ------        ---------
                                                                     $12,800.7       $498.3        $(14.5)       $13,284.5
                                                                     =========       ======        ======        =========

         As of December 31, 1998 the Company had entered into S&P 500 futures contracts with a notional amount of $20.0 million to reduce the risk of changes in the fair market value of certain investments classified as equity securities. These contracts had an unrealized loss of $1.3 million as of December 31, 1998 which is included in the recorded amount of the equity securities and in accumulated other comprehensive income, net of tax, similar to other unrealized gains and losses on securities available-for-sale.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1998, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                   Amortized        Estimated
             (in millions of dollars)                                                 cost          fair value
                                                                                      ----          ----------
             Fixed maturity securities available for sale:
               Due in one year or less                                              $ 2,019.9        $ 2,048.0
               Due after one year through five years                                  8,169.1          8,470.6
               Due after five years through ten years                                 2,795.0          2,927.7
               Due after ten years                                                      737.3            798.8
                                                                                    ---------        ---------
                                                                                    $13,721.3        $14,245.1
                                                                                    =========        =========

         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

             (in millions of dollars)                                                1998          1997
                                                                                     ----          ----
             Gross unrealized gains                                                 $ 540.6       $ 483.8
             Adjustment to deferred policy acquisition costs                         (116.6)       (103.7)
             Deferred federal income tax                                             (148.4)       (133.0)
                                                                                    -------       -------
                                                                                    $ 275.6       $ 247.1
                                                                                    =======       =======

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

             (in millions of dollars)                                         1998          1997          1996
                                                                              ----          ----          ----
             Securities available-for-sale:
               Fixed maturity securities                                      $52.6        $137.5       $(289.2)
               Equity securities                                                4.2          (2.7)          8.9
                                                                              -----        ------       -------
                                                                              $56.8        $134.8       $(280.3)
                                                                              =====        ======       =======

         Proceeds from the sale of securities available-for-sale during 1998, 1997 and 1996 were $610.5 million, $574.5 million and $299.6 million, respectively. During 1998, gross gains of $9.0 million ($9.9 million and $6.6 million in 1997 and 1996, respectively) and gross losses of $7.6 million ($18.0 million and $6.9 million in 1997 and 1996, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1998 was $3.7 million. No valuation allowance has been recorded for these loans as of December 31, 1998. The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1997 was $19.9 million which includes $3.9 million of impaired mortgage loans on real estate for which the related valuation allowance was $0.1 million and $16.0 million of impaired mortgage loans on real estate for which there was no valuation allowance. During 1998, the average recorded investment in impaired mortgage loans on real estate was approximately $9.1 million ($31.8 million in 1997) and interest income recognized on those loans was $0.3 million ($1.0 million in 1997), which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions of dollars)                                                1998          1997
                                                                                     ----          ----
             Allowance, beginning of year                                            $42.5         $51.0
               Reductions credited to operations                                      (0.1)         (1.2)
               Direct write-downs charged against the allowance                         --          (7.3)
                                                                                     -----         -----
             Allowance, end of year                                                  $42.4         $42.5
                                                                                     =====         =====

         Real estate is presented at cost less accumulated depreciation of $21.5 million as of December 31, 1998 ($45.1 million as of December 31, 1997) and valuation allowances of $5.4 million as of December 31, 1998 ($11.1 million as of December 31, 1997).

         Investments that were non-income producing for the twelve month period preceding December 31, 1998 amounted to $42.4 million ($19.4 million for 1997) and consisted of $32.7 million ($3.0 million in 1997) in securities available-for-sale and $9.7 million ($16.4 million in 1997) in real estate.

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions of dollars)                                      1998            1997           1996
                                                                           ----            ----           ----
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $  982.5        $  911.6       $  917.1
                 Equity securities                                             0.8             0.8            1.3
               Mortgage loans on real estate                                 458.9           457.7          432.8
               Real estate                                                    40.4            42.9           44.3
               Short-term investments                                         17.8            22.7            4.2
               Other                                                          30.7            21.0            4.0
                                                                          --------        --------       --------
                   Total investment income                                 1,531.1         1,456.7        1,403.7
             Less investment expenses                                         49.5            47.5           45.9
                                                                          --------        --------       --------
                   Net investment income                                  $1,481.6        $1,409.2       $1,357.8
                                                                          ========        ========       ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions of dollars)                                        1998            1997           1996
                                                                             ----            ----           ----
             Securities available-for-sale:
               Fixed maturity securities                                    $(0.7)          $ 3.6          $(3.5)
               Equity securities                                              2.1             2.7            3.2
             Mortgage loans on real estate                                    3.9             1.6           (4.1)
             Real estate and other                                           23.1             3.2            4.1
                                                                            -----           -----          -----
                                                                            $28.4           $11.1          $(0.3)
                                                                            =====           =====          =====

         Fixed maturity securities with an amortized cost of $6.5 million and $6.2 million as of December 31, 1998 and 1997, respectively, were on deposit with various regulatory agencies as required by law.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(4)      Federal Income Tax
         ------------------

         The Company's current federal income tax liability was $72.8 million and $60.1 million as of December 31, 1998 and 1997, respectively.

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1998 and 1997 are as follows:

             (in millions of dollars)                                        1998            1997
                                                                             ----            ----
             Deferred tax assets:
               Future policy benefits                                       $207.7          $200.1
               Liabilities in Separate Accounts                              319.9           242.0
               Mortgage loans on real estate and real estate                  17.5            19.0
               Other assets and other liabilities                             58.9            59.2
                                                                            ------          ------
                 Total gross deferred tax assets                             604.0           520.3
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                            ------          ------
                 Net deferred tax assets                                     597.0           513.3
                                                                            ------          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             568.7           480.5
               Fixed maturity securities                                     212.2           193.3
               Deferred tax on realized investment gains                      34.8            40.1
               Equity securities and other long-term investments               9.6             7.5
               Other                                                          21.6            22.2
                                                                            ------          ------
                 Total gross deferred tax liabilities                        846.9           743.6
                                                                            ------          ------
                 Net deferred tax liability                                 $249.9          $230.3
                                                                            ======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1998, 1997 and 1996.

         Federal income tax expense attributable to income from continuing operations for the years ended December 31 was as follows:

           (in millions of dollars)                                   1998            1997            1996
                                                                      ----            ----            ----
           Currently payable                                         $186.1          $121.7          $116.5
           Deferred tax expense (benefit)                               4.3            28.5            (5.6)
                                                                     ------          ------          ------
                                                                     $190.4          $150.2          $110.9
                                                                     ======          ======          ======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Total federal income tax expense for the years ended December 31, 1998, 1997 and 1996 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                            1998                     1997                     1996
                                                       -----------------        ----------------        -----------------
         (in millions of dollars)                      Amount        %          Amount        %          Amount        %
                                                       ------        -          ------        -          ------        -

         Computed (expected) tax expense               $195.0      35.0         $150.5      35.0         $110.4      35.0
         Tax exempt interest and dividends
           received deduction                            (4.9)     (0.9)           -         0.0           (0.2)     (0.1)
         Other, net                                       0.3       0.1           (0.3)     (0.1)           0.7       0.3
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $190.4      34.2         $150.2      34.9         $110.9      35.2
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $173.4 million, $91.8 million and $115.8 million during the years ended December 31, 1998, 1997 and 1996, respectively.

(5)      Comprehensive Income
         --------------------

         Pursuant to SFAS No. 130 - Reporting Comprehensive Income, which the Company adopted January 1, 1998, the Consolidated Statements of Shareholder's Equity include a new measure called "Comprehensive Income". Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholders' equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

             (in millions of dollars)                                        1998           1997           1996
                                                                             ----           ----           ----
             Unrealized gains (losses) on securities
                available-for-sale arising during the period:
                Gross                                                       $ 58.2        $141.1         $(272.4)
                Adjustment to deferred policy acquisition costs              (12.9)        (21.8)           57.0
                Related federal income tax (expense) benefit                 (15.9)        (41.7)           44.0
                                                                            ------        ------          ------
                   Net                                                        29.4          77.6          (171.4)
                                                                            ------        ------          ------

             Reclassification adjustment for net (gains) losses
                on securities available-for-sale realized
                during the period:
                Gross                                                         (1.4)         (6.3)             0.7
                Related federal income tax expense (benefit)                   0.5           2.2             (0.2)
                                                                            ------        ------          -------
                   Net                                                        (0.9)         (4.1)             0.5
                                                                            ------        ------          -------
             Total Other Comprehensive Income                               $ 28.5        $ 73.5          $(170.9)
                                                                            ======        ======          =======

(6)      Fair Value of Financial Instruments
         -----------------------------------

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for equity securities exclude the fair value of futures contracts designated as hedges of equity securities.

              Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



              Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 7.

              Futures contracts: The fair value for futures contracts is based on quoted market prices.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         1998                              1997
                                                               -------------------------        --------------------------
                                                                Carrying      Estimated          Carrying       Estimated
               (in millions of dollars)                          amount       fair value          amount        fair value
                                                               ---------      ----------        ---------       ----------
               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $14,245.1      $14,245.1         $13,204.1       $13,204.1
                     Equity securities                              128.5          128.5              80.4            80.4
                   Mortgage loans on real estate, net             5,328.4        5,527.6           5,181.6         5,509.7
                   Policy loans                                     464.3          464.3             415.3           415.3
                   Short-term investments                           289.1          289.1             358.4           358.4
                 Cash                                                 3.4            3.4             175.6           175.6
                 Assets held in separate accounts                50,935.8       50,935.8          37,724.4        37,724.4

               Liabilities:
                 Investment contracts                            15,468.7       15,158.6          14,708.2        14,322.1
                 Policy reserves on life insurance contracts      3,914.0        3,768.9           3,345.4         3,182.4
                 Liabilities related to separate accounts        50,935.8       49,926.5          37,724.4        36,747.0
                 Futures contracts                                    1.3            1.3                --              --

(7)      Risk Disclosures
         ----------------

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $156.0 million extending into 1999 were outstanding as of December 31, 1998. The Company also had $40.0 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1998.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (20% in 1997) in any geographic area and no more than 2% (2% in 1997) with any one borrower as of December 31, 1998. As of December 31, 1998, 42% (46% in 1997) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

         Reinsurance: The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $187.9 million and $220.2 million as of December 31, 1998 and 1997, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

(8)      Pension Plan and Postretirement Benefits Other Than Pensions
         ------------------------------------------------------------

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

         Pension costs charged to operations by the Company during the years ended December 31, 1998, 1997 and 1996 were $2.0 million, $7.5 million and $7.4 million, respectively. The Company has recorded a prepaid pension asset of $5.0 million as of December 31, 1998 and no prepaid or accrued pension asset or expense as of December 31, 1997.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1998 and 1997 was $40.1 million and $36.5 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1998, 1997 and 1996 was $4.1 million, $3.0 million and $3.3 million, respectively.

         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1998 and 1997 follows:

                                                                             Pension Benefits      Postretirement Benefits
                                                                           ---------------------   -----------------------
              (in millions of dollars)                                       1998         1997         1998       1997
              ---------------------------------------------------------    --------     --------     --------   -------
              Change in benefit obligation:
              Benefit obligation at beginning of year                      $2,033.8     $1,847.8      $237.9    $ 200.7
              Service cost                                                     87.6         77.3         9.8        7.0
              Interest cost                                                   123.4        118.6        15.4       14.0
              Actuarial loss                                                  123.2         60.0        15.6       24.4
              Plan curtailment in 1998/merger in 1997                        (107.2)         1.5         -          -
              Benefits paid                                                   (75.8)       (71.4)       (8.6)      (8.2)
                                                                           --------     --------     -------    -------
              Benefit obligation at end of year                             2,185.0      2,033.8       270.1      237.9
                                                                           --------     --------     -------    -------

              Change in plan assets:
              Fair value of plan assets at beginning of year                2,212.9      1,947.9        69.2       63.0
              Actual return on plan assets                                    300.7        328.1         5.0        3.6
              Employer contribution                                           104.1          7.2        12.1       10.6
              Plan merger                                                       -            1.1         -          -
              Benefits paid                                                   (75.8)       (71.4)       (8.4)      (8.0)
                                                                           --------     --------     -------    -------
              Fair value of plan assets at end of year                      2,541.9      2,212.9        77.9       69.2
                                                                           --------     --------     -------    -------

              Funded status                                                   356.9        179.1      (192.2)    (168.7)
              Unrecognized prior service cost                                  31.5         34.7         -          -
              Unrecognized net (gains) losses                                (345.7)      (330.7)       16.0        1.6
              Unrecognized net (asset) obligation at transition               (11.0)        33.3         1.3        1.5
                                                                           --------     --------     -------    -------
              Prepaid (accrued) benefit cost                               $   31.7     $  (83.6)    $(174.9)   $(165.6)
                                                                           ========     ========     =======    =======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                             Pension Benefits          Postretirement Benefits
                                                                          --------------------         -----------------------
                                                                            1998         1997            1998           1997
                                                                          --------      ------         --------       --------
              Weighted average discount rate                               5.50%         6.00%           6.65%         6.70%
              Rate of increase in future compensation levels               3.75%         4.25%             --            --
              Assumed health care cost trend rate:
                    Initial rate                                             --            --           15.00%        12.13%
                    Ultimate rate                                            --            --            8.00%         6.12%
                    Uniform declining period                                 --            --           15 Years      12 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1998, 1997 and 1996 follows:

              (in millions of dollars)                                                   1998         1997         1996
              --------------------------------------------------------------------------------        ----         ----
              Service cost (benefits earned during the period)                         $  87.6      $  77.3      $  75.5
              Interest cost on projected benefit obligation                              123.4        118.6        105.5
              Expected return on plan assets                                            (159.0)      (139.0)      (116.1)
              Recognized gains                                                            (3.8)         -            -
              Amortization of prior service cost                                           3.2          3.2          3.2
              Amortization of unrecognized transition obligation                           4.2          4.2          4.1
                                                                                       -------      -------      -------
                                                                                       $  55.6      $  64.3      $  72.2
                                                                                       =======      =======      =======

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with the Nationwide Insurance Enterprise and employees of WSC ended participation in the plan. A curtailment gain of $67.1 million resulted (consisting of a $107.2 million reduction in the projected benefit obligation, net of the write-off of the $40.1 million remaining unamortized transition obligation related to WSC). The Company anticipates that the plan will settle the obligation related to WSC employees with a transfer of assets during 1999.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                                       1998          1997          1996
                                                                                       ----          ----          ----
             Weighted average discount rate                                            6.00%         6.50%         6.00%
             Rate of increase in future compensation levels                            4.25%         4.75%         4.25%
             Expected long-term rate of return on plan assets                          7.25%         7.25%         6.75%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1998, 1997 and 1996 was as follows:

             (in millions of dollars)                                                    1998          1997          1996
                                                                                         ----          ----          ----
             Service cost (benefits attributed to employee service during the year)      $ 9.8         $ 7.0         $ 6.5
             Interest cost on accumulated postretirement benefit obligation               15.4          14.0          13.7
             Actual return on plan assets                                                 (5.0)         (3.6)         (4.3)
             Amortization of unrecognized transition obligation of affiliates              0.2           0.2           0.2
             Net amortization and deferral                                                 1.2          (0.5)          1.8
                                                                                         -----         -----         -----
                                                                                         $21.6         $17.1         $17.9
                                                                                         =====         =====         =====

         Actuarial assumptions used for the measurement of the accumulated postretirement benefit obligation (APBO) and the NPPBC for the postretirement benefit plan for 1998, 1997 and 1996 were as follows:

                                                                                      1998           1997         1996
                                                                                      -----          -----        ----
             NPPBC:
               Discount rate                                                          6.70%         7.25%         6.65%
               Long term rate of return on plan
                   assets, net of tax                                                 5.83%         5.89%         4.80%
               Assumed health care cost trend rate:
                   Initial rate                                                      12.00%        11.00%        11.00%
                   Ultimate rate                                                      6.00%         6.00%         6.00%
                   Uniform declining period                                         12 Years      12 Years      12 Years

         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1998 and have no impact on the NPPBC for the year ended December 31, 1998.

(9)      Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings
         ----------------------------------------------------------------------
         and Dividend Restrictions
         -------------------------

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 1998, 1997 and 1996 was $1.32 billion, $1.13 billion and $1.00 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1998, 1997 and 1996 was $171.0 million, $111.7 million and $73.2 million, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1998, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $71.0 million.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(10)     Transactions With Affiliates
         ----------------------------

         As part of the restructuring described in note 1, NLIC paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELICW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, NLIC paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1998, 1997 and 1996, the Company made lease payments to NMIC and its subsidiaries of $8.0 million, $8.4 million and $9.1 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $95.0 million, $85.8 million and $101.6 million in 1998, 1997 and 1996, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $31.9 million and $20.5 million as of December 31, 1998 and 1997, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1998 and 1997 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Intercompany reinsurance agreements exist between NLIC and, respectively, NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to the Company's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by ELICW or NMIC, as the case may be. Risk of asset default is retained by the Company, although a fee is paid by ELICW or NMIC, as the case may be, to the Company for the Company's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NMIC and ELICW for the years ended December 31, 1998, 1997 and 1996 were:

                                                       1998                       1997                          1996
                                            ------------------------------------------------------------------------------------
         (in millions of dollars)               NMIC          ELICW        NMIC         ELICW            NMIC         ELICW
         -----------------------------------------------------------------------------------------------------------------------

         Premiums                               $90.1        $106.3       $ 91.4        $199.8          $ 97.3        $224.2
         Net investment income and other
            revenue                             $11.1        $  9.4       $ 10.7        $ 13.4          $ 10.9        $ 14.8
         Benefits, claims and expenses          $98.8        $160.5       $100.7        $225.9          $100.5        $246.6

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $248.4 million and $211.0 million as of December 31, 1998 and 1997, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1998 were $60.0 million, $66.1 million and $76.9 million, respectively.

(11)     Bank Lines of Credit
         --------------------

         In August 1996, NLIC, along with NMIC, entered into a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled. In September 1997, the credit agreement was amended to include NFS as a party to and borrower under the agreement. As of December 31, 1998 the Company had no amounts outstanding under the agreement.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(12)     Contingencies
         -------------

         On October 29, 1998, the Company and certain of its affiliates were named in a lawsuit filed in the Common Pleas Court of Franklin County, Ohio related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of the Company's customers and seeks unspecified compensatory and punitive damages. The Company is currently evaluating this lawsuit, which is in an early stage and has not been certified as a class. The Company intends to defend this lawsuit vigorously.

(13)     Segment Information
         -------------------

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

         The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by independent investment managers and the Company, with investment returns accumulating on a tax-deferred basis. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, revenues and expenses of its investment advisor subsidiary (other than the portion allocated to the Variable Annuities and Life Insurance segments), revenues and expenses related to group annuity contracts sold to Nationwide Insurance Enterprise employee and agent benefit plans and all realized gains and losses on investments in a Corporate and Other segment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1998, 1997 and 1996.

                                       Variable      Fixed       Life     Corporate
(in millions of dollars)               Annuities   Annuities   Insurance  and Other    Total
------------------------------------  ---------    ---------   ---------  ---------    -----
1998:
Net investment income (1)             $   (31.3)   $ 1,116.6   $  231.6   $  164.7   $ 1,481.6
Other operating revenue                   560.8         35.7      319.6       49.6       965.7
                                      ---------    ---------   --------   --------   ---------
   Total operating revenue (2)            529.5      1,152.3      551.2      214.3     2,447.3
                                      ---------    ---------   --------   --------   ---------
Interest credited to policyholder
   account balances                          --        828.6      115.4      125.0     1,069.0
Amortization of deferred policy
   acquisition costs                      123.9         44.2       46.4         --       214.5
Other benefits and expenses               187.2        104.2      294.6       49.1       635.1
                                      ---------    ---------   --------   --------   ---------
   Total expenses                         311.1        977.0      456.4      174.1     1,918.6
                                      ---------    ---------   --------   --------   ---------
Operating income (loss) before
   federal income tax                     218.4        175.3       94.8       40.2       528.7
Realized gains on investments                --           --         --       28.4        28.4
                                      ---------    ---------   --------   --------   ---------
Consolidated income before
   federal tax expense                $   218.4    $   175.3   $   94.8   $   68.6   $   557.1
                                      =========    =========   ========   ========   =========

Assets as of year end                 $47,668.7    $15,215.7   $5,187.6   $6,270.1   $74,342.1
                                      =========    =========   ========   ========   =========


1997:
Net investment income (1)             $   (26.9)   $ 1,098.2   $  189.1   $  148.8   $ 1,409.2
Other operating revenue                   430.9         43.2      284.0       39.0       797.1
                                      ---------    ---------   --------   --------   ---------
   Total operating revenue (2)            404.0      1,141.4      473.1      187.8     2,206.3
                                      ---------    ---------   --------   --------   ---------
Interest credited to policyholder
   account balances                          --        823.4       78.5      114.7     1,016.6
Amortization of deferred policy
   acquisition costs                       87.8         39.8       39.6         --       167.2
Other benefits and expenses               165.3        108.7      284.1       45.6       603.7
                                      ---------    ---------   --------   --------   ---------
   Total expenses                         253.1        971.9      402.2      160.3     1,787.5
                                      ---------    ---------   --------   --------   ---------
Operating income before federal
    income tax                            150.9        169.5       70.9       27.5       418.8
Realized gains on investments                --           --         --       11.1        11.1
                                      ---------    ---------   --------   --------   ---------
Consolidated income before
   federal tax expense                $   150.9    $   169.5   $   70.9   $   38.6   $   429.9
                                      =========    =========   ========   ========   =========

Assets as of year end                 $35,278.7    $14,436.3   $3,901.4   $6,174.3   $59,790.7
                                      =========    =========   ========   ========   =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued




                                                 Variable         Fixed            Life         Corporate
         (in millions of dollars)               Annuities       Annuities       Insurance       and Other        Total
         ------------------------------------   ----------      ----------      ---------       ---------     ---------
         1996:
         Net investment income (1)              $    (21.5)     $  1,050.6      $   174.0       $   154.7      $ 1,357.8
         Other operating revenue                     306.1            42.0          261.6            25.7          635.4
                                                ----------      ----------      ---------       ---------      ---------
            Total operating revenue (2)              284.6         1,092.6          435.6           180.4        1,993.2
                                                ----------      ----------      ---------       ---------      ---------
         Interest credited to policyholder
            account balances                            --           805.0           70.2           107.1          982.3
         Amortization of deferred policy
            acquisition costs                         57.4            38.6           37.4              --          133.4
         Benefits and expenses                       136.9           113.6          260.8            50.4          561.7
                                                ----------      ----------      ---------       ---------      ---------
            Total expenses                           194.3           957.2          368.4           157.5        1,677.4
                                                ----------      ----------      ---------       ---------      ---------
         Operating income before federal
             income tax                               90.3           135.4           67.2            22.9          315.8
         Realized losses on investments                 --              --             --            (0.3)          (0.3)
                                                ----------      ----------      ---------       ---------      ---------
         Consolidated income from
            continuing operations before
            federal tax expense                 $     90.3      $    135.4       $   67.2        $   22.6      $   315.5
                                                ==========      ==========       ========        ========      =========

         Assets as of year end                  $ 25,069.7      $ 13,994.7       $3,353.3        $5,348.5      $47,766.2
                                                ==========      ==========       ========        ========      =========

         -----------
         (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.

         (2)  Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.


 (14)    Discontinued Operations
         -----------------------

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. of the outstanding common stock of NLIC to NFS, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company with offices in Scottsdale, Arizona that serves as a fronting company for a property and casualty subsidiary of NMIC. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations in the accompanying consolidated financial statements through December 31, 1996. The Company did not recognize any gain or loss on the disposal of these subsidiaries.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Also, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 10 for a complete discussion of the reinsurance agreements. The Company has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. The Company did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of the Company.

         A summary of the results of operations of discontinued operations for the years ended December 31, 1998, 1997 and 1996 is as follows:

             (in millions of dollars)                                                1998           1997          1996
                                                                                     ----           ----          ----
             Revenues                                                               $   --         $   --       $  668.9
             Net income                                                             $   --         $   --       $   11.3

         A summary of the assets and liabilities of discontinued operations as of December 31, 1998, 1997 and 1996 is as follows:

             (in millions of dollars)                                                1998           1997          1996
                                                                                     ----           ----          ----
             Assets, consisting primarily of investments                            $221.5         $247.3       $3,288.5
             Liabilities, consisting primarily of policy benefits and claims        $221.5         $247.3       $2,802.8

                           PART II - OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT

This Post-Effective Amendment to Form S-6 Registration Statement comprises the following papers and documents:

The facing sheet.

Cross-reference to items required by Form N-8B-2.


The prospectus consisting of 96 pages.


Representations and Undertakings.

Independent Auditors' Consent.

Signatures.

The following exhibits required by Forms N-8B-2 and S-6:

1.   Power of Attorney dated April 1, 1999                                Attached hereto.

2.   Resolution of the Depositor's Board of Directors authorizing the     Included with the Registration Statement on Form
     establishment of the Registrant, adopted.                            N-8B-2 for the Nationwide VLI Separate Account,
                                                                          and hereby incorporated herein by reference.

3.   Distribution Contracts                                               Included with the Registration Statement on Form
                                                                          N-8B-2 for the Nationwide VLI Separate Account,
                                                                          and hereby incorporated herein by reference.

4.   Form of Security                                                     Included with Post-Effective Amendment No. 8 and
                                                                          hereby incorporated herein by reference.


5.  Articles of Incorporation of Depositor                                Included with the Registration Statement on Form
                                                                          N-8B-2 for the Nationwide VLI Separate Account,
                                                                          and hereby incorporated herein by reference.


6.  Application form of Security                                          Included with Post-Effective Amendment No. 8 and
                                                                          hereby incorporated herein by reference.


7.  Opinion of Counsel                                                    Included with Post-Effective Amendment No. 8 and
                                                                          hereby incorporated herein by reference.

REPRESENTATIONS AND UNDERTAKINGS

The Registrant and Nationwide hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "1940 Act"). The Registrant and Nationwide elect to be governed by Rule 6e-3(T)(I)(13)(i)(A) under the 1940 Act with respect to the policies described in the prospectus. The policies have been designed in such a way as to qualify for the exemptive relief from various provisions of the 1940 Act afforded by Rule 6e-3(T).

(b) Paragraph (b) (13) (iii) (F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by Nationwide under the policies. Nationwide represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by Nationwide, and will be made available to the SEC on request.

(c) Nationwide has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the SEC on request a memorandum setting forth the basis for this representation.

(d) Nationwide represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of Nationwide, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the SEC such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(f) The fees and charges deducted under the policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of the Nationwide VLI Separate Account:

We consent to the use of our reports included herein and to the reference to our firm under the heading "Experts" in the prospectus.

                                                                        KPMG LLP

Columbus, Ohio

April 28, 1999

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Columbus, and State of Ohio, on this 28th day of April, 1999.


                              NATIONWIDE VLI SEPARATE ACCOUNT
                          -------------------------------------------
                                        (Registrant)

(Seal)                        NATIONWIDE LIFE INSURANCE COMPANY
                          -------------------------------------------
Attest:                                 (Sponsor)

GLENN W. SODEN                    By:      JOSEPH P. RATH
--------------------                 ------------------------------------------
Glenn W. Soden                             Joseph P. Rath
Assistant Secretary     Vice President- Office of Product and Market Compliance


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated on the 28th day of April, 1999.


                  SIGNATURE                                       TITLE
LEWIS J. ALPHIN                                                   Director
-------------------------------------------------
Lewis J. Alphin

A. I. BELL                                                        Director
-------------------------------------------------
A. I. Bell

KENNETH D. DAVIS                                                  Director
-------------------------------------------------
Kenneth D. Davis
----------------

KEITH W. ECKEL                                                    Director
-------------------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                                  Director
-------------------------------------------------
Willard J. Engel

FRED C. FINNEY                                                    Director
-------------------------------------------------
Fred C. Finney

JOSEPH J. GASPER
-------------------------------------------------
Joseph J. Gasper                                               President/Chief
                                                         Operating Office and Director
DIMON R. McFERSON                                    Chairman and Chief Executive Officer-
-------------------------------------------------                and Director
Dimon R. McFerson                                     Chairman of the Board and Director

DAVID O. MILLER
-------------------------------------------------
David O. Miller

YVONNE L. MONTGOMERY                                              Director
-------------------------------------------------
Yvonne L. Montgomery

ROBERT A. OAKLEY                                           Executive Vice President-
-------------------------------------------------           Chief Financial Officer
Robert A. Oakley

RALPH M. PAIGE                                                    Director
-------------------------------------------------
Ralph M. Paige
--------------

JAMES F. PATTERSON                                                Director                  By/s/JOSEPH P. RATH
-------------------------------------------------                                       ----------------------------
James F. Patterson                                                                              Joseph P. Rath
                                                                                              Attorney-in-Fact
ARDEN L. SHISLER                                                  Director
-------------------------------------------------
Arden L. Shisler

ROBERT L. STEWART                                                 Director
-------------------------------------------------
Robert L. Stewart

NANCY C. THOMAS                                                   Director
-------------------------------------------------
Nancy C. Thomas